NATIONS                                                               [GRAPHIC]
  FUNDS
                                                 Investments For A Lifetime[SM]


              DOMESTIC                                 Nations
                                                       Balanced Assets
                                                       Fund

              STOCK                                    Nations
                                                       Equity Income
                                                       Fund

              FUNDS                                    Nations Value Fund

                                                       Nations
                                                       Equity Index Fund

                                                       Nations
                                                       Capital Growth
                                                       Fund

                                                       Nations
                                                       Disciplined Equity
                                                       Fund

                                                       Nations
                                                       Emerging Growth
                                                       Fund

                                                       Nations
                                                       Small Company
                                                       Growth Fund


              SEMI-ANNUAL REPORT FOR THE PERIOD
              ENDED SEPTEMBER 30, 1997

This Report is submitted for
the general information of
shareholders of Nations Funds.
This material must be preceded or
accompanied by a current Nations
Funds prospectus.

Nations Funds Distributor:
Stephens Inc. Stephens Inc., which
is not affiliated with NationsBank,
N.A., is not a bank, and securities
offered by it are not guaranteed by   [GRAPHIC DEPICTING BASKETS]
any bank or insured by the FDIC.
Stephens Inc., member NYSE, SIPC.

Nations Funds Investment Adviser:
NationsBanc Advisors, Inc.
Nations Funds Investment Sub-
Advisers: TradeStreet Investment
Associates, Inc., Gartmore Global
Partners and Boatmen's Capital
Management, Inc.


----------------------------------
           NOT FDIC
           INSURED
----------------------------------
       MAY LOSE VALUE
----------------------------------
       NO BANK GUARANTEE
----------------------------------

NATIONS FUNDS

DEAR SHAREHOLDER:

The capital markets, particularly the U.S. stock markets, have continued to surprise participants with solid investment returns through the first nine months of 1997. But as we had anticipated in January, the markets have become more volatile than in the previous two years. Stock investors have experienced more daily swings exceeding one percent of value than at any time in the 1990s. Bond investors have seen yields move up and down in a broad range for most of the year. Meanwhile, municipal securities have enjoyed better total returns than their taxable counterparts.

Investors have continued to benefit from the outstanding economic conditions in the U.S. Employment is high and jobs are being produced at a 200,000-plus rate monthly. The growth rate for the U.S. economy has exceeded three percent in real terms (after inflation) for the past four quarters. Corporate profits are exceeding Wall Street estimates and should finish the year up about twelve percent, which would make 1997 a record sixth consecutive year of double-digit profit growth. Inflation is perhaps the biggest of all: retail inflation has registered a benign 2.2 percent for the past year, and wholesale inflation has actually dropped over the same period.

As we have noted, investors have been the beneficiaries of strong economic and market conditions over the past three years. However, we do not subscribe to the notion that the historical business cycle has been "repealed." Indeed, we encourage investors to maintain reasonable expectations about the future. A recent national survey of 750 mutual fund investors conducted by Montgomery Asset Management found that those shareholders surveyed anticipated average annual returns of 34 percent on their investments over the next decade. Such results, roughly triple the average annual return from stocks over the past 60 years, demonstrate the strong exuberance in the marketplace and give us some cause for concern. We believe investors should temper their expectations of the future and enjoy the rewards of the recent past.

That being said, there is little on the horizon that would suggest trouble for investors as 1997 draws to a close. We believe that the pattern of the past several years will continue to hold true and should produce a reasonable investment environment as we move into the new year. The economy continues its vigorous pace, monetary policy is neutral, inflation is virtually absent, and the profit picture remains intact. However, any changes on any of these fronts could translate into market volatility. On behalf of our shareholders, we will stay vigilant in our work as we pursue the Funds' investment objectives.

Sincerely,
/s/ A. Max Walker                                     /s/ Mark Williamson
A. Max Walker                                         Mark Williamson
President and Chairman of the Board                   President, NationsBanc Advisors, Inc.

September 30, 1997

ADDENDUM

Since the date of this report, equity markets worldwide have experienced enormous volatility sparked by events in the Pacific Rim. However, the U.S. economic picture remains positive -- fundamentals have not changed. Although we expect continued volatility, our long-term view of the domestic market remains intact.

November 26, 1997

NATIONS FUNDS
Nations Balanced Assets Fund

--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS                        SEPTEMBER 30, 1997 (UNAUDITED)

                                                      VALUE
 SHARES                                              (NOTE 1)
---------------------------------------------------------------
COMMON STOCKS -- 63.6%
            AEROSPACE AND DEFENSE -- 2.6%
  20,675    Litton Industries, Inc.+............   $  1,124,203
  16,200    Lockheed Martin Corporation.........      1,727,325
  24,575    Raytheon Company....................      1,452,997
  35,350    TRW Inc. ...........................      1,939,831
                                                   ------------
                                                      6,244,356
                                                   ------------
            APPAREL AND TEXTILES -- 1.8%
  70,225    Fruit of the Loom Inc., Class A+....      1,975,078
  11,025    Liz Claiborne Inc. .................        605,686
  33,400    Nike Inc., Class B..................      1,770,200
                                                   ------------
                                                      4,350,964
                                                   ------------
            AUTOMOBILE PARTS MANUFACTURERS -- 1.2%
  28,400    Genuine Parts Company...............        875,075
  42,200    Snap-On Inc. .......................      1,943,838
                                                   ------------
                                                      2,818,913
                                                   ------------
            BANKS -- 1.4%
  31,600    PNC Bank Corporation................      1,542,475
  34,775    Southtrust Corporation..............      1,712,669
                                                   ------------
                                                      3,255,144
                                                   ------------
            BEVERAGES -- 2.2%
  44,900    Anheuser-Busch Companies, Inc. .....      2,026,112
  19,600    Coca-Cola Company...................      1,194,375
  47,000    PepsiCo Inc. .......................      1,906,437
                                                   ------------
                                                      5,126,924
                                                   ------------
            BUILDING PRODUCTS -- AIR & HEATING -- 1.8%
  33,000    Armstrong World International.......      2,213,063
  49,000    York International Corporation......      2,192,750
                                                   ------------
                                                      4,405,813
                                                   ------------
            CHEMICALS -- BASIC -- 1.6%
  23,625    Dow Chemical Company................      2,142,492
  27,200    PPG Industries, Inc.................      1,705,100
                                                   ------------
                                                      3,847,592
                                                   ------------
            CHEMICALS -- SPECIALTY -- 2.5%
  26,500    BetzDearborn, Inc. .................      1,811,937
  53,200    Ferro Corporation...................      2,031,575
  42,000    Great Lakes Chemical Corporation....      2,071,125
                                                   ------------
                                                      5,914,637
                                                   ------------
            COAL, GAS AND PIPELINE -- 1.0%
  35,650    Eastern Enterprises.................      1,330,191
 105,850    Transportadora de Gas del Sur, SA,
              ADR...............................      1,190,812
                                                   ------------
                                                      2,521,003
                                                   ------------
            COMPUTER SERVICES -- 0.9%
  44,800    Automatic Data Processing Inc. .....      2,240,000
                                                   ------------
            COMPUTER SOFTWARE -- 0.6%
  43,550    Cabletron Systems Inc.+.............      1,393,600
                                                   ------------
            CONSTRUCTION -- 0.5%
  21,150    Fluor Corporation...................      1,134,169
                                                   ------------
            CONTAINERS -- 0.5%
  24,650    Crown Cork & Seal Inc. .............      1,136,981
                                                   ------------

                                                      VALUE
 SHARES                                              (NOTE 1)
---------------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
            COSMETICS AND TOILETRY -- 0.9%
  10,850    Gillette Company....................   $    936,491
  24,700    Kimberly-Clark Corporation..........      1,208,756
                                                   ------------
                                                      2,145,247
                                                   ------------
            DATA PROCESSING/MANAGEMENT -- 0.9%
  56,775    First Data Corporation..............      2,132,611
                                                   ------------
            DRUGS -- 0.9%
  30,300    American Home Products
              Corporation.......................      2,211,900
                                                   ------------
            ELECTRIC POWER -- 4.2%
  60,900    Baltimore Gas & Electric Company....      1,689,975
  49,300    CINergy Corporation.................      1,648,469
  65,100    DPL Inc. ...........................      1,594,950
  28,800    DTE Energy Company..................        876,600
  41,800    Duke Energy Corporation.............      2,066,487
  83,700    Entergy Corporation.................      2,181,431
                                                   ------------
                                                     10,057,912
                                                   ------------
            ELECTRONICS -- 0.9%
  30,900    Motorola, Inc.......................      2,220,938
                                                   ------------
            FINANCIAL SERVICES -- 2.5%
  85,900    Advanta Corporation.................      2,501,838
  55,100    Freddie Mac.........................      1,942,275
  14,000    Transamerica Corporation............      1,393,000
                                                   ------------
                                                      5,837,113
                                                   ------------
            FOOD PRODUCERS -- 1.6%
  24,450    McCormick & Company.................        588,328
  42,700    Nabisco Holdings Corporation, Class
              A.................................      1,817,419
  32,050    Universal Foods Corporation.........      1,290,012
                                                   ------------
                                                      3,695,759
                                                   ------------
            FOOD RETAILERS -- 1.0%
  74,250    Great Atlantic & Pacific Tea Inc....      2,357,437
                                                   ------------
            FURNITURE AND APPLIANCES -- 0.9%
  70,800    Rubbermaid, Inc. ...................      1,809,825
  35,550    Shaw Industries, Inc. ..............        446,597
                                                   ------------
                                                      2,256,422
                                                   ------------
            GAS-DISTRIBUTION -- 0.6%
  42,050    Keyspan Energy Corporation..........      1,403,419
                                                   ------------
            INSURANCE -- 3.0%
  27,200    Aetna Inc. .........................      2,215,100
  41,663    Berkley (W.R.) Corporation..........      1,794,091
   8,750    CNA Financial Corporation+..........      1,110,703
  22,950    Hartford Financial Services Group
              Inc. .............................      1,975,134
                                                   ------------
                                                      7,095,028
                                                   ------------
            MACHINERY AND EQUIPMENT -- 1.4%
  32,525    General Signal Corporation..........      1,406,706
  32,200    Nordson Corporation.................      1,887,725
                                                   ------------
                                                      3,294,431
                                                   ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Balanced Assets Fund

--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS  (CONTINUED)           SEPTEMBER 30, 1997 (UNAUDITED)

                                                      VALUE
 SHARES                                              (NOTE 1)
---------------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
            MEDICAL PRODUCTS AND
              SUPPLIES -- 4.0%
  32,150    Abbott Laboratories.................   $  2,055,591
  39,700    Amgen, Inc. ........................      1,903,119
  44,450    Becton, Dickinson & Company.........      2,128,044
  27,100    R.P. Scherer Corporation+...........      1,678,506
  61,650    United States Surgical
              Corporation.......................      1,799,409
                                                   ------------
                                                      9,564,669
                                                   ------------
            MEDICAL SERVICES -- 0.5%
  70,700    Beverly Enterprises+................      1,228,413
                                                   ------------
            MISCELLANEOUS MANUFACTURER -- 1.0%
  36,600    Dexter Corporation..................      1,466,287
  21,900    Olin Corporation....................      1,025,194
                                                   ------------
                                                      2,491,481
                                                   ------------
            OIL -- DOMESTIC -- 3.2%
   9,800    Amoco Corporation...................        944,475
  20,850    Kerr-McGee Corporation..............      1,434,741
  36,450    Unocal Corporation..................      1,576,462
  38,900    Repsol S.A., ADR....................      1,687,287
  60,550    Ultramar Diamond Shamrock
              Corporation.......................      1,956,522
                                                   ------------
                                                      7,599,487
                                                   ------------
            OIL -- INTERNATIONAL -- 1.4%
  18,975    Mobil Corporation...................      1,404,150
  78,500    Occidental Petroleum Corporation....      2,036,094
                                                   ------------
                                                      3,440,244
                                                   ------------
            RECREATION -- 1.8%
       1    Ascent Entertainment Group, Inc.+...              9
  27,600    Disney (Walt) Company...............      2,225,250
  73,575    Hasbro Inc. ........................      2,069,297
                                                   ------------
                                                      4,294,556
                                                   ------------
            RESTAURANTS AND LODGING -- 1.0%
 117,150    Wendy's International Inc. .........      2,489,437
                                                   ------------
            RETAIL -- DISCOUNT -- 1.2%
 127,150    Woolworth Corporation+..............      2,813,194
                                                   ------------
            RETAIL -- GENERAL -- 0.9%
  36,650    Sears, Roebuck & Company............      2,086,759
                                                   ------------
            RETAIL -- SPECIALTY -- 2.0%
 166,250    Heilig-Meyers Company...............      2,556,094
  56,625    Lowe's Companies, Inc. .............      2,201,298
                                                   ------------
                                                      4,757,392
                                                   ------------
            STEEL -- 0.8%
  34,300    Nucor Corporation...................      1,807,181
                                                   ------------
            TELECOMMUNICATIONS -- 1.5%
  89,950    MCI Communications Corporation......      2,642,281
  40,475    360 Communications Company+.........        844,916
                                                   ------------
                                                      3,487,197
                                                   ------------
            TOBACCO -- 0.9%
  51,800    Philip Morris Companies Inc. .......      2,152,938
                                                   ------------

                                                      VALUE
 SHARES                                              (NOTE 1)
---------------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
            TRANSPORTATION -- RAILROADS -- 0.6%
  14,800    Burlington Northern Santa Fe Inc....   $  1,430,050
                                                   ------------
            UTILITIES -- NATURAL GAS -- 0.9%
  66,100    Equitable Resources Inc.............      2,082,150
                                                   ------------
            UTILITIES -- TELEPHONE -- 3.8%
  34,375    Ameritech Corporation...............      2,285,938
  42,100    GTE Corporation.....................      1,910,287
  31,000    SBC Communications Inc..............      1,902,625
  21,500    Sprint Corporation..................      1,075,000
  49,400    U.S. West Inc. .....................      1,901,900
                                                   ------------
                                                      9,075,750
                                                   ------------
            WIRE AND CABLE PRODUCTS -- 0.7%
  44,500    Belden, Inc. .......................      1,677,094
                                                   ------------
            TOTAL COMMON STOCKS
              (Cost $143,958,150)...............    151,576,305
                                                   ============

PRINCIPAL
  AMOUNT
 ---------
ASSET-BACKED SECURITIES -- 3.3%
             Chase Manhattan Credit Card
$  990,000     Master Trust, Series 1996-4,
               Class A,
               6.730% 02/15/03..................
                                                       1,000,821
             Circuit City Credit Card Master
 1,350,000     Trust,
               Series 1995-1, Class A,
               6.375% 08/15/05..................
                                                       1,356,750
 1,550,000   CS First Boston Mortgage Securities
               Corporation, Series 1996-2,
               Class A4,
               6.620% 02/25/18..................       1,552,906
             EQCC Home Equity Loan Trust:
 1,000,000   Series 1996-2, Class A2,
               6.700% 09/15/08..................       1,006,875
   840,000   Series 1997-2, Class A5,
               6.540% 04/15/11..................         844,725
   825,000   Metris Master Trust,
               Series 1996-1, Class A,
               6.450% 02/20/02..................         830,156
 1,250,000   Premier Auto,
               6.530% 12/06/03..................       1,259,766
                                                    ------------
             TOTAL ASSET-BACKED SECURITIES
               (Cost $7,802,349)................       7,851,999
                                                    ============
CORPORATE BONDS AND NOTES -- 6.7%
             AUTOMOTIVE -- 0.3%
   720,000   Ford Motor Credit Company, MTN,
               7.500% 08/01/26..................         747,295
                                                    ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Balanced Assets Fund

--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS  (CONTINUED)           SEPTEMBER 30, 1997 (UNAUDITED)

PRINCIPAL                                              VALUE
  AMOUNT                                              (NOTE 1)
---------------------------------------------------------------
         CORPORATE)BONDS AND NOTES -- (CONTINUED
             BANKING AND FINANCE -- 4.5%
$  550,000   AON Capital Trust,
               8.205% 01/01/27..................    $    590,326
 2,300,000   Associates Corporation N.A.,
               6.750% 07/15/01..................       2,331,165
 1,300,000   BankAmerica Capital,
               8.000% 12/15/26..................       1,348,646
   350,000   BanPonce Corporation, MTN,
               6.550% 10/10/00..................         352,142
   900,000   Bear Stearns Company, Senior Notes,
               6.750% 05/01/01..................         909,657
 1,125,000   Chrysler Financial Corporation,
               Sub. Notes,
               6.375% 01/28/00..................       1,129,905
 1,250,000   Lehman Brothers Holdings, MTN,
               6.850% 10/08/99..................       1,265,113
             Paine Webber Group:
   800,000   7.700% 02/11/00....................         824,200
   825,000   7.300% 10/15/03....................         850,427
             Union Planters Corporation, Sub.
 1,250,000     Notes,
               6.750% 11/01/05..................
                                                       1,241,088
                                                    ------------
                                                      10,842,669
                                                    ------------
             ENTERTAINMENT -- 0.3%
   615,000   Walt Disney Company,
               6.750% 03/30/06..................         620,400
                                                    ------------
             INDUSTRIAL -- 1.6%
             Auburn Hills Trust Certificates,
   575,000     Deb.,
               12.000% 05/01/20++...............
                                                         881,038
   425,000   Coca-Cola Enterprises,
               6.950% 11/15/26..................         412,811
   600,000   News America Holdings,
               7.500% 03/01/00..................         615,120
 1,350,000   Sears Roebuck Acceptance
               Corporation, MTN,
               6.540% 02/20/03..................       1,350,878
   530,000   Xerox Capital Trust I,
               8.000% 02/01/27..................         542,890
                                                    ------------
                                                       3,802,737
                                                    ------------
             TOTAL CORPORATE BONDS AND NOTES
               (Cost $15,682,734)...............      16,013,101
                                                    ============
                              MORTGAGE-BACKED SECURITIES -- 9.5%
             FEDERAL HOME LOAN MORTGAGE
               CORPORATION (FHLMC)
               CERTIFICATE -- 0.9%
 2,149,930   GOLD,
               6.500% 08/01/10..................       2,144,835
                                                    ============
             FEDERAL NATIONAL MORTGAGE
               ASSOCIATION (FNMA)
               CERTIFICATES -- 4.2%
 3,117,302   7.000% 06/01/11 -- 04/01/2   (2
               Pools)...........................       3,118,981
 1,505,905   7.500% 09/01/25....................       1,533,674
 1,300,467   8.000% 09/15/25....................       1,350,457
 2,887,889   8.500% 06/01/26 -- 07/01/26   (2
               Pools)...........................       3,016,920
   879,450   9.000% 08/01/24....................         939,174
                                                    ------------
                                                       9,959,206
                                                    ------------

PRINCIPAL                                              VALUE
  AMOUNT                                              (NOTE 1)
---------------------------------------------------------------
                       MORTGAGE-BACKED SECURITIES -- (CONTINUED)
             GOVERNMENT NATIONAL MORTGAGE
               ASSOCIATION (GNMA)
               CERTIFICATES -- 4.4%
$1,085,072   7.500% 02/15/27....................    $  1,103,713
 6,967,730   8.000% 06/15/22 -- 08/15/27   (2
               Pools)...........................       7,208,050
 1,129,738   8.500% 08/15/24....................       1,184,100
   819,491   9.500% 02/15/25....................         887,607
                                                    ------------
                                                      10,383,470
                                                    ------------
             TOTAL MORTGAGE-BACKED
               SECURITIES
               (Cost $22,104,332)...............      22,487,511
                                                    ============
               U.S. TREASURY SECURITIES -- 15.1%
             U.S. TREASURY BOND -- 3.6%
 8,730,000   6.250% 08/15/23....................       8,474,909
                                                    ------------
             U.S. TREASURY NOTES -- 11.5%
 7,805,000   6.000% 08/15/99....................       7,826,932
 8,200,000   6.250% 08/31/00....................       8,275,604
 4,065,000   6.625% 03/31/02....................       4,161,544
 7,220,000   6.125% 08/15/07....................       7,223,393
                                                    ------------
                                                      27,487,473
                                                    ------------
             TOTAL U.S. TREASURY SECURITIES
               (Cost $35,657,001)...............      35,962,382
                                                    ============
             TOTAL SECURITIES
               (Cost $225,204,566)..............     233,891,298
                                                    ============
                    REPURCHASE AGREEMENT -- 2.5%
                               (Cost $5,939,000)
 5,939,000   Agreement with Smith Barney, 5.480%
               dated 09/30/97, to be repurchased
               at $5,939,904 on 10/01/97,
               collateralized by: $2,528,966
               U.S. Treasury Note, 7.375% due
               11/15/97; $689,929 U.S. Treasury
               Bond, 11.250% due 02/15/15;
               $1,777,799 Resolution Funding
               Corp. Strips, Principal Only, due
               04/15/05; $1,274,982 GNMA, 6.000%
               due 05/20/27.....................       5,939,000
                                                    ============
  TOTAL INVESTMENTS
    (Cost $231,143,566*)................  100.7%     239,830,298
  OTHER ASSETS AND                         (0.7)      (1,689,896)
    LIABILITIES (NET)...................
                                          -----     ------------
  NET ASSETS............................  100.0%    $238,140,402
                                          =====     ============

---------------
  * Aggregate cost for Federal tax purposes.

  + Non-income producing security.

 ++ Step coupon bond. Current rate remains in effect through maturity date.
    Effective yield was 12.39% at acquisition date.

ABBREVIATIONS:

ADR     American Depositary Receipt
GOLD    Payments are on an accelerated 45-day payment cycle
        instead of 75-day cycle
MTN     Medium Term Note

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Equity Income Fund

--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS                        SEPTEMBER 30, 1997 (UNAUDITED)

                                                      VALUE
  SHARES                                             (NOTE 1)
---------------------------------------------------------------
COMMON STOCKS -- 83.8%
              AEROSPACE AND DEFENSE -- 2.1%
    145,600   Raytheon Company.................    $  8,608,600
     60,000   TRW Inc. ........................       3,292,500
                                                   ------------
                                                     11,901,100
                                                   ------------
              AUTOMOBILE PARTS MANUFACTURERS -- 3.2%
    296,500   Cooper Tire & Rubber Company.....       7,875,781
30,600.....   Eaton Corporation................       2,826,675
246,550....   Genuine Parts Company............       7,596,822
                                                   ------------
                                                     18,299,278
                                                   ------------
              BANKS -- 4.5%
100,000....   Banc One Corporation.............       5,581,250
25,000.....   Chase Manhattan Corporation......       2,950,000
56,600.....   CoreStates Financial
                Corporation....................       3,746,212
87,000.....   Crestar Financial Corporation....       4,078,125
79,200.....   Fleet Financial Group Inc........       5,192,550
32,500.....   Morgan (J. P.) & Company Inc.....       3,692,812
                                                   ------------
                                                     25,240,949
                                                   ------------
              BEVERAGES -- 1.5%
    204,000   PepsiCo Inc......................       8,274,750
                                                   ------------
              BUILDING PRODUCTS -- AIR & HEATING -- 0.3%
     33,200   York International Corporation...       1,485,700
                                                   ------------
              CHEMICALS -- BASIC -- 2.6%
    125,300   Imperial Chemical Industries Plc
                ADR............................       8,285,463
    271,100   Wellman, Inc. ...................       6,286,131
                                                   ------------
                                                     14,571,594
                                                   ------------
              CHEMICALS -- SPECIALTY -- 3.5%
    394,900   Engelhard Corporation............       8,515,031
     59,300   Morton International Inc.,
                Industries.....................       2,105,150
    456,200   RPM, Inc. .......................       9,352,100
                                                   ------------
                                                     19,972,281
                                                   ------------
              COMPUTER RELATED -- 0.8%
     66,000   Hewlett-Packard Company..........       4,591,125
                                                   ------------
              COMPUTER SERVICES -- 0.8%
     64,300   Computer Associates
                International, Inc. ...........       4,617,544
                                                   ------------
              CONTAINERS -- 1.3%
    161,000   Crown Cork & Seal Inc. ..........       7,426,125
                                                   ------------
              COSMETICS AND TOILETRY -- 1.1%
    125,500   Kimberly-Clark Corporation.......       6,141,656
                                                   ------------
              DIVERSIFIED -- 3.3%
    106,629   Cooper Industries Inc. ..........       5,764,630
    123,600   Fluor Corporation................       6,628,050
    140,700   National Service Industries......       6,182,006
                                                   ------------
                                                     18,574,686
                                                   ------------
              ELECTRIC POWER -- 6.4%
    101,400   Baltimore Gas & Electric
                Company........................    $  2,813,850
    109,400   CINergy Corporation..............       3,658,063
     88,000   Consolidated Edison Company New
                York Inc. .....................       2,992,000
    128,966   Duke Energy Corporation..........       6,375,757
     72,700   OGE Energy Corporation...........       3,430,531
    215,260   PacifiCorp.......................       4,816,443
    156,900   SCANA Corporation................       3,932,306
    111,900   Southern Company.................       2,524,744
     98,854   Unicom Corporation...............       2,310,712
    100,000   Western Resources, Inc. .........       3,431,250
                                                   ------------
                                                     36,285,656
                                                   ------------

                                                      VALUE
  SHARES                                             (NOTE 1)
---------------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
              ELECTRONICS -- 1.3%
    143,500   AMP Inc. ........................    $  7,686,219
                                                   ------------
              FOOD PRODUCERS -- 3.0%
     80,300   Chiquita Brands International
                Inc. ..........................       1,294,837
     43,000   CPC International Inc. ..........       3,982,875
     84,600   General Mills Inc. ..............       5,832,112
    233,800   McCormack & Company..............       5,625,813
                                                   ------------
                                                     16,735,637
                                                   ------------
              FOOD RETAILERS -- 2.2%
    391,500   Food Lion, Inc., Class A.........       3,266,578
    154,700   Food Lion, Inc., Class B.........       1,237,600
    199,800   Supervalu Inc. ..................       7,842,150
                                                   ------------
                                                     12,346,328
                                                   ------------
              FURNITURE AND APPLIANCES -- 1.2%
     80,917   Rubbermaid, Inc. ................       2,068,441
     73,700   Whirlpool Corporation............       4,887,231
                                                   ------------
                                                      6,955,672
                                                   ------------
              GAS DISTRIBUTION -- 1.5%
    114,700   KeySpan Energy Corporation.......       3,828,113
    123,800   NICOR Inc. ......................       4,642,500
                                                   ------------
                                                      8,470,613
                                                   ------------
              INSURANCE -- 2.2%
     35,700   General Re Corporation...........       7,086,450
     30,100   Lincoln National Corporation
                Ltd. ..........................       2,095,713
     40,500   St. Paul Companies Inc. .........       3,303,281
                                                   ------------
                                                     12,485,444
                                                   ------------
              MACHINERY AND EQUIPMENT -- 3.6%
     32,100   Dover Corporation................       2,178,787
    175,600   Foster Wheeler Corporation.......       7,715,425
    132,811   General Signal Corporation.......       5,744,076
    225,700   Pall Corporation.................       4,866,656
                                                   ------------
                                                     20,504,944
                                                   ------------
              MEDICAL PRODUCTS AND SUPPLIES -- 2.4%
    113,800   Becton, Dickinson & Company......       5,448,175
    196,300   Mallinckrodt Inc.................       7,066,800
     28,800   United States Surgical
                Corporation....................         840,600
                                                   ------------
                                                     13,355,575
                                                   ------------
              METALS AND MINING -- 1.0%
    238,800   Cyprus Amax Minerals Company.....       5,731,200
                                                   ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Equity Income Fund

--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS  (CONTINUED)           SEPTEMBER 30, 1997 (UNAUDITED)


                                                      VALUE
  SHARES                                             (NOTE 1)
---------------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
              METALS PROCESSORS -- 1.3%
    365,800   Worthington Industries, Inc. ....    $  7,407,450
                                                   ------------
              OIL -- DOMESTIC -- 3.8%
     24,924   Amoco Corporation................       2,402,050
     76,218   Atlantic Richfield Company.......       6,511,875
    291,500   Occidental Petroleum
                Corporation....................       7,560,781
    113,875   Sun Company, Inc. ...............       4,989,148
                                                   ------------
                                                     21,463,854
                                                   ------------
              OIL -- INTERNATIONAL -- 1.5%
     17,100   Chevron Corporation..............       1,422,506
     94,200   Mobil Corporation................       6,970,800
                                                   ------------
                                                      8,393,306
                                                   ------------
              OIL SERVICES -- 1.1%
    152,500   Dresser Industries, Inc. ........       6,557,500
                                                   ------------
              PAPER AND FOREST PRODUCTS -- 4.1%
     73,880   Potlatch Corporation.............       3,717,088
    227,600   Sonoco Products Company..........       7,724,175
    120,000   Union Camp Corporation...........       7,402,500
     67,900   Westvaco Corporation.............       2,448,644
     34,300   Weyerhaeuser Company.............       2,036,563
                                                   ------------
                                                     23,328,970
                                                   ------------
              PRINTING AND PUBLISHING -- 0.5%
     81,600   Donnelley (R.R.) & Sons
                Company........................       2,912,100
                                                   ------------
              RESTAURANTS AND LODGING -- 1.6%
     89,900   McDonald's Corporation...........       4,281,487
    217,600   Wendy's International Inc. ......       4,624,000
                                                   ------------
                                                      8,905,487
                                                   ------------
              RETAIL -- GENERAL -- 2.9%
    133,200   Dillard Department Stores, Inc.,
                Class A........................       5,835,825
    102,000   May Department Stores Company....       5,559,000
     85,000   Penney (J.C.) Company, Inc. .....       4,951,250
                                                   ------------
                                                     16,346,075
                                                   ------------
              RETAIL -- SPECIALTY -- 2.0%
    219,100   Heilig-Meyers Company............       3,368,662
    201,300   Lowe's Companies Inc. ...........       7,825,538
                                                   ------------
                                                     11,194,200
                                                   ------------
              SERVICES -- 0.9%
    204,900   Ogden Corporation................       4,840,763
                                                   ------------
              STEEL -- 1.2%
    130,600   Nucor Corporation................       6,880,988
                                                   ------------
              TOBACCO -- 0.5%
     90,000   UST Inc. ........................       2,750,625
                                                   ------------
              TOYS -- 0.3%
     67,400   Hasbro Inc.......................       1,895,625
                                                   ------------
              TRANSPORTATION -- AIRLINES -- 0.5%
    100,800   ASA Holdings, Inc. ..............       2,835,000
                                                   ------------
              TRANSPORTATION -- RAILROADS -- 2.0%
     47,500   Burlington Northern Santa Fe.....       4,589,688
    110,600   CSX Corporation..................       6,470,100
                                                   ------------
                                                     11,059,788
                                                   ------------
              UTILITIES -- NATURAL GAS -- 2.7%
    125,900   Consolidated Natural Gas
                Company........................       7,325,806
    254,300   Equitable Resources Inc. ........       8,010,450
                                                   ------------
                                                     15,336,256
                                                   ------------
                                                      VALUE
  SHARES                                             (NOTE 1)
---------------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
              UTILITIES -- TELEPHONE -- 7.1%
     83,400   Ameritech Corporation............    $  5,546,100
     69,198   Bell Atlantic Corporation........       5,566,114
    117,100   Century Telephone Enterprises,
                Inc. ..........................       5,152,400
    409,200   Frontier Corporation.............       9,411,600
    160,119   GTE Corporation..................       7,265,400
     63,300   SBC Communications Inc. .........       3,885,037
     81,200   U.S. West Inc. ..................       3,126,200
                                                   ------------
                                                     39,952,851
                                                   ------------
              TOTAL COMMON STOCKS
                (Cost $385,292,553)............     473,714,914
                                                   ============
CONVERTIBLE PREFERRED STOCKS -- 2.7%
              BANKS -- 0.9%
    176,000   National Australia Bank, Conv.,
                7.8750%........................       5,170,000
                                                   ------------
              FOOD PRODUCERS -- 1.0%
     90,700   Chiquita Brands International
                Inc., Series B, Conv.,
                $3.750.........................       5,578,050
                                                   ------------
              HEALTH CARE -- 0.7%
     50,590   AETNA Inc., Class C, 6.25%.......       3,936,534
                                                   ------------
              METALS AND MINING -- 0.1%
     12,100   Cyprus AMAX Minerals Company,
                Series A, Conv.................         660,963
                                                   ------------
              TOTAL CONVERTIBLE PREFERRED
                STOCKS
                (Cost $12,907,341).............      15,345,547
                                                   ============

PRINCIPAL
  AMOUNT
 ---------
CONVERTIBLE BONDS AND NOTES -- 7.1%
             BUILDING -- 0.2%
$1,000,000   MASCO Corporation, Conv.,
               5.25% 02/15/12...................      1,120,000
                                                   ------------
             HEALTH CARE -- 0.5%
 3,100,000   Ivax Corporation, Conv. Note,
               6.500% 11/15/11..................      2,790,000
                                                   ------------
             INSURANCE -- 0.8%
 4,200,000   NAC Re Corporation, Conv. Sub.
               Note,
               5.250% 12/15/02..................      4,567,500
                                                   ------------
             METALS AND MINING -- 1.1%
 7,000,000   Barrick Gold (Trizac Hahn Corp.),
               3.25% 12/10/18...................      6,177,500
                                                   ------------
             OIL -- 0.5%
 2,000,000   Pennzoil Company, Conv.,
               4.75% 10/01/03...................      2,910,000
                                                   ------------
             RESTAURANT -- 0.6%
 4,000,000   Boston Chicken Inc., Conv.,
               7.75% 05/01/04...................      3,620,000
                                                   ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Equity Income Fund

--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS  (CONTINUED)           SEPTEMBER 30, 1997 (UNAUDITED)

PRINCIPAL                                             VALUE
  AMOUNT                                             (NOTE 1)
---------------------------------------------------------------
CONVERTIBLE BONDS AND NOTES -- (CONTINUED)
             RETAIL -- SPECIALTY -- 1.4%
$1,800,000   Home Depot Inc., Conv. Sub. Note,
               3.250% 10/01/01..................   $  2,200,500
 6,800,000   Saks Holdings,
               5.50% 09/15/06...................      5,712,000
                                                   ------------
                                                      7,912,500
                                                   ------------
             TECHNOLOGY -- 2.0%
             Unisys Corporation, Conv. Sub.
               Note:
 2,000,000   8.250% 08/01/00....................      3,010,000
 3,500,000   8.250% 03/15/06....................      8,067,500
                                                   ------------
                                                     11,077,500
                                                   ------------
             TOTAL CONVERTIBLE BONDS AND NOTES
               (Cost $32,232,374)...............     40,175,000
                                                   ============
U.S. TREASURY SECURITIES -- 1.7%
             U.S. TREASURY BONDS -- 1.7%
 4,550,000   5.625% 02/15/06....................      4,387,884
 2,800,000   6.500% 10/15/06....................      2,859,948
 2,500,000   6.625% 02/15/27....................      2,559,775
                                                   ------------
             TOTAL U.S. TREASURY SECURITIES
               (Cost $9,316,765)................      9,807,607
                                                   ============
             TOTAL SECURITIES
               (Cost $439,749,033)..............    539,043,068
                                                   ============

 PRINCIPAL                                            VALUE
  AMOUNT                                             (NOTE 1)
---------------------------------------------------------------
REPURCHASE AGREEMENT -- 5.0%
  (Cost $28,221,000)
$28,221,000   Agreement with Smith Barney,
                5.480% dated 09/30/97, to be
                repurchased at $28,225,296 on
                10/01/97, collateralized by:
                $12,017,166 U.S. Treasury Note,
                7.375% due 11/15/97; $3,278,413
                U.S. Treasury Bond, 11.250% due
                02/15/15; $8,447,765 Resolution
                Funding Corp. Strips, Principal
                Only, due 04/15/05; $6,058,472
                GNMA, 6.000% 05/20/27..........    $ 28,221,000
                                                   ============
TOTAL INVESTMENTS
  (Cost $467,970,033*)..................  100.3%    567,264,068
OTHER ASSETS AND LIABILITIES (NET)......   (0.3)     (1,535,215)
                                          -----    ------------
NET ASSETS..............................  100.0%   $565,728,853
                                          =====    ============

---------------
 * Aggregate cost for Federal tax purposes.

++ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.

ABBREVIATION:
ADR  American Depositary Receipt

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Value Fund

--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS                        SEPTEMBER 30, 1997 (UNAUDITED)

                                                      VALUE
  SHARES                                             (NOTE 1)
---------------------------------------------------------------
COMMON STOCKS -- 99.2%
              AEROSPACE AND DEFENSE -- 4.1%
    392,675   Lockheed Martin Corporation......   $   41,868,972
    648,034   Raytheon Company.................       38,315,010
                                                  --------------
                                                      80,183,982
                                                  --------------
              APPAREL AND TEXTILES -- 1.2%
    427,925   Liz Claiborne Inc. ..............       23,509,130
                                                  --------------
              AUTOMOBILE AND TRUCK MANUFACTURERS -- 2.1%
    508,798   Ford Motor Company...............       23,023,109
    584,500   ITT Industries Inc. .............       19,398,094
                                                  --------------
                                                      42,421,203
                                                  --------------
              AUTOMOBILE PARTS MANUFACTURERS -- 1.8%
    901,925   Cooper Tire & Rubber Company.....       23,957,383
    306,800   Echlin Inc. .....................       10,757,175
                                                  --------------
                                                      34,714,558
                                                  --------------
              BANKS -- 7.6%
    544,250   Banc One Corporation.............       30,375,953
    129,400   BankBoston Corporation...........       11,443,813
    499,200   Bank of New York Inc. ...........       23,961,600
    339,602   Chase Manhattan Corporation......       40,073,036
     84,750   Citicorp.........................       11,351,203
    577,000   Mellon Bank Corporation..........       31,590,750
                                                  --------------
                                                     148,796,355
                                                  --------------
              BEVERAGES -- 1.4%
    679,400   PepsiCo Inc. ....................       27,558,162
                                                  --------------
              CHEMICALS -- BASIC -- 0.8%
    397,500   Nalco Chemical Company...........       15,924,844
                                                  --------------
              CHEMICALS -- SPECIALTY -- 0.7%
    412,000   Morton International Inc.,
                Industries.....................       14,626,000
                                                  --------------
              COAL, GAS AND PIPELINE -- 2.1%
    658,250   Coastal Corporation..............       40,317,813
                                                  --------------
              COMPUTER RELATED -- 7.1%
    935,875   Compaq Computer Corporation+.....       69,956,656
     90,600   International Business Machines
                Corporation....................        9,597,937
    290,150   Hewlett-Packard Company..........       20,183,559
    861,650   Sun Microsystems Inc.+...........       40,335,991
                                                  --------------
                                                     140,074,143
                                                  --------------
              CONSTRUCTION -- 0.8%
    290,200   Fluor Corporation................       15,561,975
                                                  --------------
              CONTAINERS -- 1.5%
    618,900   Crown Cork & Seal Inc. ..........       28,546,763
                                                  --------------
              DIVERSIFIED -- 2.9%
    633,600   AlliedSignal Inc. ...............       26,928,000
    636,450   Tenneco Inc. ....................       30,470,044
                                                  --------------
                                                      57,398,044
                                                  --------------
              DRUGS -- 4.9%
    708,650   Bristol-Myers Squibb Company.....       58,640,787
    746,000   Schering-Plough Corporation......       38,419,000
                                                  --------------
                                                      97,059,787
                                                  --------------

                                                      VALUE
  SHARES                                             (NOTE 1)
---------------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
              ELECTRIC POWER -- 3.2%
    370,000   Baltimore Gas & Electric
                Company........................   $   10,267,500
    293,936   CINergy Corporation..............        9,828,485
    555,000   DPL Inc. ........................       13,597,500
    205,000   GPU, Inc. .......................        7,354,375
    826,750   New York State Electric & Gas
                Company........................       22,218,906
                                                  --------------
                                                      63,266,766
                                                  --------------
              ELECTRONICS -- 3.9%
    789,500   Harris Corporation...............       36,119,625
    631,100   Rockwell International
                Corporation....................       39,719,856
                                                  --------------
                                                      75,839,481
                                                  --------------
              FINANCIAL SERVICES -- 1.2%
    487,800   Paine Webber Group, Inc. ........       22,713,187
                                                  --------------
              FOOTWEAR & RELATED APPAREL -- 0.4%
    222,800   Nine West Group, Inc.+...........        8,758,825
                                                  --------------
              FOOD PRODUCERS -- 2.3%
    605,350   Nabisco Holdings Corporation,
                Class A........................       25,765,209
    376,400   Quaker Oats Company..............       18,961,150
                                                  --------------
                                                      44,726,359
                                                  --------------
              INDUSTRIAL CONGLOMERATES -- 0.3%
    154,800   Premark International Inc. ......        4,953,600
                                                  --------------
              INSURANCE -- 7.5%
    271,150   CIGNA Corporation................       50,501,688
    167,833   General Re Corporation...........       33,314,850
    352,200   Hartford Financial Services Group
                Inc. ..........................       30,311,213
    474,700   Lincoln National Corporation
                Ltd. ..........................       33,050,987
                                                  --------------
                                                     147,178,738
                                                  --------------
              MACHINERY AND EQUIPMENT -- 1.9%
    383,763   Cooper Industries Inc. ..........       20,747,187
    363,450   Foster Wheeler Corporation.......       15,969,084
                                                  --------------
                                                      36,716,271
                                                  --------------
              MEDICAL PRODUCTS AND SUPPLIES -- 0.3%
    122,000   Baxter International Inc.........        6,374,500
                                                  --------------
              MEDICAL SERVICES -- 5.4%
  1,801,175   Beverly Enterprises+.............       31,295,416
    444,000   Humana Inc.+.....................       10,572,750
  1,155,825   Tenet Healthcare Corporation+....       33,663,403
    523,100   Wellpoint Health Networks+.......       30,307,106
                                                  --------------
                                                     105,838,675
                                                  --------------
              METALS AND MINING -- 2.0%
    582,400   ASARCO Inc. .....................       18,636,800
    487,650   Cyprus Amax Minerals Company.....       11,703,600
    139,800   Reynolds Metals Company..........        9,899,587
                                                  --------------
                                                      40,239,987
                                                  --------------
              OFFICE EQUIPMENT -- 2.9%
    680,250   Xerox Corporation................       57,268,547
                                                  --------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Value Fund

--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS  (CONTINUED)           SEPTEMBER 30, 1997 (UNAUDITED)

                                                      VALUE
  SHARES                                             (NOTE 1)
---------------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
              OIL -- INTERNATIONAL -- 8.9%
    574,000   British Petroleum Company Plc,
                ADR............................   $   52,126,375
    268,633   Chevron Corporation..............       22,346,908
    393,050   Exxon Corporation................       25,179,766
    597,400   Mobil Corporation................       44,207,600
    670,500   Noble Affiliates, Inc. ..........       30,004,875
                                                  --------------
                                                     173,865,524
                                                  --------------
              OIL SERVICES -- 1.0%
    581,600   Valero Energy Corporation........       19,083,750
                                                  --------------
              PRINTING AND PUBLISHING -- 1.6%
  1,074,200   Dun & Bradstreet Corporation.....       30,480,425
                                                  --------------
              RETAIL -- GENERAL -- 3.3%
    578,000   Dillard Department Stores Inc.,
                Class A........................       25,323,625
    421,700   Federated Department Stores
                Inc.+..........................       18,185,813
    400,340   May Department Stores Company....       21,818,530
                                                  --------------
                                                      65,327,968
                                                  --------------
              SEMICONDUCTORS -- 3.1%
    209,590   Intel Corporation................       19,347,777
  1,005,350   National Semiconductor
                Corporation+...................       41,219,350
                                                  --------------
                                                      60,567,127
                                                  --------------
              TOBACCO -- 1.9%
    712,062   Philip Morris Companies Inc. ....       29,595,077
    281,900   UST, Inc.........................        8,615,569
                                                  --------------
                                                      38,210,646
                                                  --------------
              TRANSPORTATION -- AIRLINES -- 1.6%
    336,500   Delta Air Lines, Inc. ...........       31,694,094
                                                  --------------
              UTILITIES -- NATURAL GAS -- 3.0%
    298,800   Columbia Gas System, Inc. .......       20,916,000
    174,750   Consolidated Natural Gas
                Company........................       10,168,266
    598,450   Williams Companies Inc. .........       28,014,941
                                                  --------------
                                                      59,099,207
                                                  --------------
              UTILITIES -- TELEPHONE -- 4.5%
    632,100   BellSouth Corporation............       29,234,625
    620,395   GTE Corporation..................       28,150,423
    273,000   MCI Communications Corporation...        8,019,375
    370,675   SBC Communications Inc...........       22,750,178
                                                  --------------
                                                      88,154,601
                                                  --------------
              TOTAL COMMON STOCKS
                (Cost $1,400,013,046)..........    1,947,051,037
                                                  ==============

PRINCIPAL                                             VALUE
 AMOUNT                                              (NOTE 1)
---------------------------------------------------------------

REPURCHASE AGREEMENT -- 0.5%
  (Cost $9,525,000)
$ 9,525,000   Agreement with Smith Barney,
                5.480% dated 09/30/97, to be
                repurchased at $9,526,450 on
                10/30/97, collateralized by:
                $4,055,968 U.S. Treasury Note,
                7.375% due 11/15/97; $1,106,513
                U.S. Treasury Bond, 11.250% due
                02/15/15; $2,851,247 Resolution
                Funding Corp. Strips, Principal
                Only, due 04/15/05; $2,044,822
                GNMA, 6.000% due 05/20/27......  $    9,525,000
                                                 ==============
TOTAL INVESTMENTS
  (Cost $1,409,538,046*)..............   99.7%    1,956,576,037
OTHER ASSETS AND LIABILITIES (NET)....    0.3         6,716,066
                                        -----    --------------
NET ASSETS............................  100.0%   $1,963,292,103
                                        =====    ==============

---------------

* Aggregate cost for Federal tax purposes.
+ Non-income producing security.

ABBREVIATION:
ADR American Depositary Receipt

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Equity Index Fund

--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS                        SEPTEMBER 30, 1997 (UNAUDITED)

                                                      VALUE
 SHARES                                              (NOTE 1)
---------------------------------------------------------------
COMMON STOCKS -- 99.9%
           AEROSPACE AND DEFENSE -- 1.8%
  99,000   Boeing Company......................    $  5,389,313
   4,500   EG&G Inc............................          93,094
   6,000   General Dynamics Corporation........         522,750
  19,800   Lockheed Martin Corporation.........       2,111,175
   6,400   Northrop Grumman Corporation........         776,800
  24,600   Raytheon Company....................       1,454,475
  13,200   TRW Inc.............................         724,350
  24,700   United Technologies Corporation.....       2,000,700
                                                   ------------
                                                     13,072,657
                                                   ------------
           APPAREL AND TEXTILES -- 0.5%
   7,900   Fruit of the Loom Inc., Class A+....         222,188
   8,100   Liz Claiborne Inc...................         444,994
   5,000   National Service Industries Inc.....         219,688
  28,900   Nike Inc., Class B..................       1,531,700
   6,400   Reebok International, Ltd...........         311,600
   3,800   Russell Corporation.................         111,863
   1,600   Springs Industries Inc..............          84,000
   4,700   Stride Rite Corporation.............          63,744
   6,200   V.F. Corporation....................         574,275
                                                   ------------
                                                      3,564,052
                                                   ------------
           AUTOMOBILE AND TRUCK MANUFACTURERS -- 1.9%
  70,700   Chrysler Corporation................       2,602,644
 117,700   Ford Motor Company..................       5,325,925
  72,800   General Motors Corporation..........       4,873,050
  11,800   ITT Industries Inc..................         391,613
   7,500   Navistar International
             Corporation+......................         207,188
   7,700   PACCAR, Inc.........................         431,200
                                                   ------------
                                                     13,831,620
                                                   ------------
           AUTOMOBILE PARTS
             MANUFACTURERS -- 0.6%
  13,700   AutoZone, Inc.+.....................         411,000
   5,100   BF Goodrich Company.................         230,775
   8,700   Cooper Tire & Rubber Company........         231,094
  10,500   Dana Corporation....................         518,438
   8,300   Eaton Corporation...................         766,713
   5,900   Echlin Inc..........................         206,869
  18,300   Genuine Parts Company...............         563,869
  15,300   Goodyear Tire & Rubber Company......       1,051,875
   6,000   Snap-On Inc.........................         276,375
                                                   ------------
                                                      4,257,008
                                                   ------------
           BANKS -- 8.6%
  56,500   Banc One Corporation................       3,153,406
  71,300   BankAmerica Corporation.............       5,227,181
  15,300   BankBoston Corporation..............       1,353,094
  38,500   Bank of New York Inc................       1,848,000
  10,100   Bankers Trust N.Y. Corporation......       1,237,250
  19,600   Barnett Banks Inc...................       1,386,700
  43,300   Chase Manhattan Corporation.........       5,109,400
  47,000   Citicorp............................       6,295,062
  10,400   Comerica Inc........................         820,950
  20,900   CoreStates Financial Corporation....       1,383,319
  15,800   Fifth Third Bancorp.................       1,032,925
  29,400   First Chicago Corporation NBD.......       2,212,350
  58,100   First Union Corporation.............       2,908,631
  26,200   Fleet Financial Group Inc...........       1,717,738
  15,200   Huntington Bancshares...............         548,150
  21,900   KeyCorp (New).......................       1,393,388
  25,400   Mellon Bank Corporation.............       1,390,650
  18,800   Morgan (J.P.) & Company Inc.........       2,136,150

                                                      VALUE
 SHARES                                              (NOTE 1)
---------------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
           BANKS -- (CONTINUED)
  58,900   Morgan Stanley, Dean Witter,
             Discover and Company..............    $  3,184,281
  22,100   National City Corporation...........       1,360,531
  73,500   NationsBank Corporation.............       4,547,813
  37,400   Norwest Corporation.................       2,290,750
  33,200   PNC Bank Corporation................       1,620,575
   5,700   Republic New York Corporation.......         647,663
  16,500   State Street Corporation............       1,005,469
  22,700   SunTrust Banks Inc..................       1,542,181
  24,400   U.S. Bancorp........................       2,354,600
  16,800   Wachovia Corporation................       1,209,600
   9,100   Wells Fargo & Company...............       2,502,500
                                                   ------------
                                                     63,420,307
                                                   ------------
           BEVERAGES -- 3.6%
  51,300   Anheuser-Busch Companies, Inc.......       2,314,913
   6,500   Brown-Forman Corporation, Class B...         322,969
 248,100   Coca-Cola Company...................      15,118,593
   3,900   Coors (Adolph) Company, Class B.....         147,713
 155,800   PepsiCo Inc.........................       6,319,638
  37,700   Seagram Company, Ltd................       1,328,925
                                                   ------------
                                                     25,552,751
                                                   ------------
           BIO SPECIALTY
             PHARMACEUTICALS -- 0.2%
  26,700   Amgen Inc.+.........................       1,279,931
                                                   ------------
           CHEMICALS -- BASIC -- 2.5%
  10,500   Air Products & Chemicals Inc........         870,844
  24,700   Dow Chemical Company................       2,239,981
 112,800   du Pont (E.I.) de Nemours &
             Company...........................       6,944,250
   8,500   Eastman Chemical Company............         527,000
   6,200   Ecolab Inc..........................         301,088
   3,600   FMC Corporation (New)+..............         319,500
  20,200   Freeport McMoran Copper and Gold,
             Class B...........................         582,013
   8,200   Hercules, Inc.......................         407,950
   8,000   Mallinckrodt Group Inc..............         288,000
  58,600   Monsanto Company....................       2,285,400
   6,300   Nalco Chemical Company..............         252,394
  19,100   PPG Industries, Inc.................       1,197,331
  14,600   Praxair Inc.........................         747,338
   6,400   Rohm & Haas Company.................         614,000
  13,600   Union Carbide Corporation...........         662,150
                                                   ------------
                                                     18,239,239
                                                   ------------
           CHEMICALS -- SPECIALTY -- 0.3%
   8,900   Avery Dennison Corporation..........         356,000
  13,000   Engelhard Corporation...............         280,313
   8,300   Grace (W.R.) & Company..............         611,088
   6,000   Great Lakes Chemical Corporation....         295,875
  13,300   Morton International Inc.,
             Industries........................         472,150
   9,800   Sigma-Aldrich Corporation...........         322,788
  11,920   Solutia Inc.+.......................         238,400
                                                   ------------
                                                      2,576,614
                                                   ------------
           COAL, GAS AND PIPELINE -- 0.3%
  10,700   Coastal Corporation.................         655,375
  32,100   Enron Corporation...................       1,235,850
                                                   ------------
                                                      1,891,225
                                                   ------------
           COMMUNICATION EQUIPMENT -- 0.0%#
  10,500   Andrew Corporation+.................         274,969
                                                   ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Equity Index Fund

--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS  (CONTINUED)           SEPTEMBER 30, 1997 (UNAUDITED)

                                                      VALUE
 SHARES                                              (NOTE 1)
---------------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
           COMPUTER RELATED -- 5.4%
  12,200   Apple Computer Inc..................    $    264,588
   6,000   Ceridian Corporation+...............         222,000
  66,500   cisco Systems, Inc.+................       4,858,656
  75,600   Compaq Computer Corporation+........       5,651,100
   6,500   Data General Corporation+...........         173,063
  32,900   Dell Computer Corporation+..........       3,187,188
  15,100   Digital Equipment Corporation+......         654,019
  22,800   EMC Corporation+....................       1,330,950
 102,400   Hewlett-Packard Company.............       7,123,200
  13,000   Honeywell, Inc......................         873,438
  99,500   International Business Machines
             Corporation.......................      10,540,781
  24,800   Seagate Technology+.................         895,900
  15,800   Silicon Graphics Inc.+..............         414,750
  36,300   Sun Microsystems Inc.+..............       1,699,294
  33,500   3Com Corporation+...................       1,716,875
  16,600   Unisys Corporation+.................         254,188
                                                   ------------
                                                     39,859,990
                                                   ------------
           COMPUTER SERVICES -- 0.6%
  29,700   Automatic Data Processing Inc.......       1,485,000
  36,900   Computer Associates International
             Inc...............................       2,649,881
   7,900   Computer Sciences Corporation+......         558,925
                                                   ------------
                                                      4,693,806
                                                   ------------
           COMPUTER SOFTWARE -- 3.3%
   7,300   Adobe Systems, Inc..................         367,738
   4,900   Autodesk, Inc.......................         222,338
  18,300   Bay Networks Inc.+..................         706,838
  15,100   Cabletron Systems Inc.+.............         483,200
  44,600   First Data Corporation..............       1,675,287
 120,300   Microsoft Corporation+..............      15,917,193
  36,300   Novell Inc.+........................         325,566
  99,200   Oracle Systems Corporation+.........       3,614,600
  12,900   Parametric Technology Company+......         569,213
   2,200   Shared Medical Systems
             Corporation.......................         116,325
                                                   ------------
                                                     23,998,298
                                                   ------------
           CONSTRUCTION -- 0.4%
   3,500   Armstrong World Industries, Inc.....         234,719
   6,700   Case Corporation....................         446,388
   2,800   Centex Corporation..................         163,450
   4,200   Crane Company.......................         172,725
   8,800   Fluor Corporation...................         471,900
   3,500   Kaufman & Broad Home Corporation....          75,906
  15,600   Masco Corporation...................         714,675
   4,800   Owens-Corning Fiberglass
             Corporation.......................         175,200
   2,100   Pulte Corporation...................          80,325
  17,800   Sherwin-Williams Company............         523,988
                                                   ------------
                                                      3,059,276
                                                   ------------
           CONTAINERS -- 0.2%
   2,800   Ball Corporation....................          97,475
   5,100   Bemis Inc...........................         228,225
  12,600   Crown Cork & Seal Inc...............         581,175
  14,200   Owens-Illinois, Inc.+...............         481,913
   6,200   Tupperware Corporation..............         174,375
                                                   ------------
                                                      1,563,163
                                                   ------------
           COSMETICS AND TOILETRY -- 2.5%
   4,600   Alberto-Culver Company, Class B.....         140,013
  13,300   Avon Products Inc...................         824,600
  10,700   Clorox Company......................         793,138

                                                      VALUE
 SHARES                                              (NOTE 1)
---------------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
           COSMETICS AND
             TOILETRY -- (CONTINUED)
  29,300   Colgate-Palmolive Company...........    $  2,041,844
  55,700   Gillette Company....................       4,807,606
  11,200   International Flavors & Fragrances
             Inc...............................         548,800
 137,600   Procter & Gamble Company............       9,503,000
                                                   ------------
                                                     18,659,001
                                                   ------------
           DIVERSIFIED -- 1.7%
   2,900   Aeroquip-Vickers Inc................         142,100
  57,000   AlliedSignal Inc....................       2,422,500
  16,600   Cognizant Corporation...............         676,450
  22,700   Corning Inc.........................       1,072,575
   1,700   Eastern Enterprises.................          63,431
  16,900   Fortune Brands, Inc.................         569,319
  15,700   Frontier Corporation................         361,100
  12,000   Loews Corporation...................       1,355,250
  42,200   Minnesota Mining & Manufacturing
             Company...........................       3,903,500
  17,500   Tenneco Inc.........................         837,813
  17,300   Textron, Inc........................       1,124,500
  10,700   Whitman Corporation.................         291,575
                                                   ------------
                                                     12,820,113
                                                   ------------
           DRUGS -- 6.6%
   7,900   ALZA Corporation+...................         229,100
  65,200   American Home Products
             Corporation.......................       4,759,600
 101,200   Bristol-Myers Squibb Company........       8,374,300
  54,700   Lilly (Eli) & Company...............       6,587,931
 121,300   Merck & Company Inc.................      12,122,419
 127,800   Pfizer, Inc.........................       7,675,988
  50,900   Pharmacia & Upjohn Inc..............       1,857,850
  74,600   Schering-Plough Corporation.........       3,841,900
  26,800   Warner-Lambert Company..............       3,616,325
                                                   ------------
                                                     49,065,413
                                                   ------------
           ELECTRIC POWER -- 2.4%
  18,400   American Electric Power Inc.........         837,200
  14,400   Baltimore Gas & Electric Company....         399,600
  15,400   Carolina Power & Light Company......         553,438
  20,000   Central & South West Corporation....         443,750
  15,400   CINergy Corporation.................         514,938
  24,200   Consolidated Edison Company New York
             Inc...............................         822,800
  17,000   Dominion Resources Inc..............         643,875
  14,800   DTE Energy Company..................         450,475
  35,600   Duke Power Company..................       1,759,975
  44,500   Edison International................       1,123,625
  23,900   Entergy Corporation, New............         622,894
  18,000   FPL Group Inc.......................         922,500
  12,100   GPU, Inc............................         434,088
  35,700   Houston Industries Inc..............         776,475
  15,000   Niagara Mohawk Power Corporation+...         143,438
   6,500   Northern States Power Corporation...         323,375
  15,500   Ohio Edison Company.................         363,281
  29,000   PacifiCorp..........................         648,875
  22,800   PECO Energy Company.................         534,375
  43,000   PG&E Corporation....................         997,063
  16,100   PP&L Resources Inc..................         352,187
  24,900   Public Service Enterprise Group.....         641,175
  66,900   Southern Company....................       1,509,431
  25,100   Texas Utilities Company.............         903,600

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Equity Index Fund

--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS  (CONTINUED)           SEPTEMBER 30, 1997 (UNAUDITED)

                                                      VALUE
 SHARES                                              (NOTE 1)
---------------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
           ELECTRIC POWER -- (CONTINUED)
  22,100   Unicom Corporation..................    $    516,588
  10,000   Union Electric Company..............         384,375
                                                   ------------
                                                     17,623,396
                                                   ------------
           ELECTRICAL EQUIPMENT -- 3.8%
  44,900   Emerson Electric Company............       2,587,363
 329,500   General Electric Company............      22,426,593
   4,800   Grainger (W.W.) Inc.................         427,200
   4,500   Raychem Corporation.................         380,250
   7,200   Scientific-Atlanta Inc..............         162,900
   5,000   Thomas & Betts Corporation..........         273,125
  63,700   Westinghouse Electric Corporation...       1,723,881
                                                   ------------
                                                     27,981,312
                                                   ------------
           ELECTRONICS -- 1.5%
  21,900   AMP Inc.............................       1,173,019
  17,700   Applied Materials Inc.+.............       1,685,925
   8,000   Harris Corporation..................         366,000
   8,100   KLA-Tencor Corporation..............         547,256
  12,500   LSI Logic Corporation+..............         401,563
  59,000   Motorola, Inc.......................       4,240,625
  13,100   National Semiconductor
             Corporation+......................         537,100
   4,300   Perkin-Elmer Corporation............         314,169
  22,400   Rockwell International
             Corporation.......................       1,409,800
   3,700   Tektronix Inc.......................         249,519
                                                   ------------
                                                     10,924,976
                                                   ------------
           ENVIRONMENTAL -- 0.5%
  21,300   Browning-Ferris Industries Inc......         810,731
   7,700   Johnson Controls Inc................         381,631
  28,900   Laidlaw Inc., Class B...............         431,694
   4,600   Millipore Corporation...............         225,975
   5,600   Safety-Kleen Corporation............         134,050
  25,000   Tyco International Ltd..............       2,051,563
                                                   ------------
                                                      4,035,644
                                                   ------------
           EXPLORATION AND DRILLING -- 0.1%
  12,800   Burlington Resources Inc............         656,800
   2,200   Helmerich & Payne Inc...............         176,000
   5,200   McDermott International Inc.........         189,800
                                                   ------------
                                                      1,022,600
                                                   ------------
           FINANCIAL SERVICES -- 3.7%
  47,500   American Express Company............       3,889,063
  24,000   American General Corporation........       1,245,000
   5,400   Beneficial Corporation..............         411,413
  26,300   Charles Schwab Corporation..........         940,225
   7,400   Countrywide Credit Industries,
             Inc...............................         269,638
  15,600   Equifax Inc.........................         490,425
  72,100   Freddie Mac.........................       2,541,525
 109,100   Fannie Mae..........................       5,127,700
  11,000   Green Tree Financial Corporation....         517,000
  10,600   Household International Inc.........       1,199,788
  17,000   Marsh & McLennan Companies Inc......       1,302,625
  33,000   MBNA Corporation....................       1,336,500
  35,500   Merrill Lynch & Company Inc.........       2,633,626
  10,600   Salomon Inc.........................         796,988
   6,600   Transamerica Corporation............         656,700
  63,700   Travelers Group Inc.................       4,347,525
                                                   ------------
                                                     27,705,741
                                                   ------------
           FOOD PRODUCERS -- 2.8%
  58,900   Archer-Daniels-Midland Company......       1,409,919
  47,100   Campbell Soup Company...............       2,307,900

                                                      VALUE
 SHARES                                              (NOTE 1)
---------------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
           FOOD PRODUCERS -- (CONTINUED)
  24,900   ConAgra Inc.........................    $  1,643,400
  14,500   CPC International Inc...............       1,343,063
  15,700   General Mills Inc...................       1,082,319
  35,900   Heinz (H.J.) Company................       1,658,131
  13,600   Hershey Foods Corporation...........         768,400
  41,500   Kellogg Company.....................       1,748,188
   8,200   Pioneer Hi-Bred International.......         746,200
  13,400   Quaker Oats Company.................         675,025
  10,600   Ralston Purina Group................         938,100
  48,300   Sara Lee Corporation................       2,487,450
  15,600   Unilever N.V., ADR..................       3,316,950
  11,900   Wrigley (Wm.) Jr. Company...........         896,219
                                                   ------------
                                                     21,021,264
                                                   ------------
           FOOD RETAILERS -- 0.5%
  22,500   Albertson's, Inc....................         784,688
  29,100   American Stores Company.............         709,313
   3,400   Fleming Companies Inc...............          62,263
   5,900   Giant Food Inc., Class A............         192,119
   3,800   Great Atlantic & Pacific Tea Inc....         120,650
  23,300   Kroger Company+.....................         703,369
   6,600   SuperValu Inc.......................         259,050
  18,300   Sysco Corporation...................         675,956
  15,200   Winn-Dixie Stores Inc...............         538,650
                                                   ------------
                                                      4,046,058
                                                   ------------
           FURNITURE AND APPLIANCES -- 0.4%
   9,100   Black & Decker Corporation..........         338,975
  10,700   Maytag Corporation..................         365,138
  15,000   Newell Company......................         600,000
  15,800   Rubbermaid, Inc.....................         403,888
   9,200   Stanley Works.......................         395,600
   7,900   Whirlpool Corporation...............         523,869
                                                   ------------
                                                      2,627,470
                                                   ------------
           INSURANCE -- 3.8%
  14,901   Aetna Life & Casualty Company.......       1,213,500
  45,800   Allstate Corporation................       3,681,175
  71,300   American International Group,
             Inc...............................       7,357,269
  15,800   Aon Corporation.....................         835,425
  18,300   Chubb Corporation...................       1,300,444
   7,700   CIGNA Corporation...................       1,434,125
  17,700   Conseco Inc.........................         863,981
   8,300   General Re Corporation..............       1,647,550
  11,800   Hartford Financial Services Group
             Inc...............................       1,015,538
   7,000   Jefferson-Pilot Corporation.........         553,000
  10,500   Lincoln National Corporation Ltd....         731,063
   4,300   MBIA, Inc...........................         539,381
  11,800   MGIC Investment Corporation.........         676,288
   7,500   Progressive Corporation.............         803,438
  10,000   Providian Corporation...............         396,875
  12,500   SAFECO Corporation..................         662,500
   8,200   St. Paul Companies Inc..............         668,813
  20,100   SunAmerica, Inc.....................         787,669
  13,500   Torchmark Corporation...............         529,875
  12,200   UNUM Corporation....................         556,625
  10,100   USF&G Corporation...................         231,669
  25,500   Washington Mutual, Inc..............       1,778,625
                                                   ------------
                                                     28,264,828
                                                   ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Equity Index Fund

--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS  (CONTINUED)           SEPTEMBER 30, 1997 (UNAUDITED)

                                                      VALUE
 SHARES                                              (NOTE 1)
---------------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
           MACHINERY AND EQUIPMENT -- 1.3%
   2,700   Briggs & Stratton Corporation.......    $    133,481
  39,300   Caterpillar Inc.....................       2,119,744
   3,500   Cincinnati Milacron Inc.............          94,063
  13,500   Cooper Industries Inc...............         729,844
   4,800   Cummings Engine Inc.................         374,700
  26,500   Deere & Company.....................       1,424,375
  11,900   Dover Corporation...................         807,713
   3,600   Foster Wheeler Corporation..........         158,175
   4,400   General Signal Corporation..........         190,300
   3,700   Harnischfeger Industries Inc........         158,175
  23,400   Illinois Tool Works Inc.............       1,170,000
  15,900   Ingersoll-Rand Company..............         684,694
     700   NACCO Industries Inc., Class A......          82,294
  11,700   Pall Corporation....................         252,281
  12,200   Parker-Hannifin Corporation.........         549,000
  14,400   Thermo Electron Corporation+........         576,000
   9,800   Timken Company......................         392,613
                                                   ------------
                                                      9,897,452
                                                   ------------
           MEDIA -- 0.9%
   8,600   Clear Channel Communications,
             Inc.+.............................         557,925
  31,900   Comcast Corporation, Class A........         821,425
  51,500   Tele-Communications Inc., Class A...       1,055,750
  56,700   Time Warner Inc.....................       3,072,431
  57,200   U.S. West Media Group, Inc.+........       1,276,275
                                                   ------------
                                                      6,783,806
                                                   ------------
           MEDICAL PRODUCTS AND
             SUPPLIES -- 2.9%
  79,000   Abbott Laboratories.................       5,051,063
   6,500   Allergan, Inc.......................         235,219
   5,500   Bard (C.R.) Inc.....................         186,656
   5,800   Bausch & Lomb Inc...................         234,900
  27,900   Baxter International Inc............       1,457,775
  13,400   Becton, Dickinson & Company.........         641,525
  11,100   Biomet, Inc.........................         266,400
  17,000   Boston Scientific Corporation+......         938,188
  11,300   Cardinal Health, Inc................         802,300
  14,100   Guidant Corporation.................         789,600
 133,800   Johnson & Johnson...................       7,710,225
  46,800   Medtronic, Inc......................       2,199,600
   7,800   St. Jude Medical Inc.+..............         273,488
  10,400   United States Surgical
             Corporation.......................         303,550
                                                   ------------
                                                     21,090,489
                                                   ------------
           MEDICAL SERVICES -- 0.7%
   9,800   Beverly Enterprises Inc.+...........         170,275
  68,100   Columbia/HCA Healthcare
             Corporation.......................       1,957,875
  31,400   HEALTHSOUTH Corporation+............         837,988
  15,600   Humana Inc.+........................         371,475
   6,200   Manor Care Inc......................         206,150
  35,900   Tenet Healthcare Corporation+.......       1,045,588
  18,000   United Healthcare Corporation.......         900,000
                                                   ------------
                                                      5,489,351
                                                   ------------
           METALS AND MINING -- 0.9%
  22,800   Alcan Aluminum Ltd..................         792,300
  18,000   Aluminum Company of America.........       1,476,000
   4,100   ASARCO Inc..........................         131,200
  35,400   Barrick Gold Corporation, ADR.......         876,150
  23,400   Battle Mountain Gold Company........         168,188
   9,900   Cyprus Amax Minerals Company........         237,600

                                                      VALUE
 SHARES                                              (NOTE 1)
---------------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
           METALS AND MINING -- (CONTINUED)
  11,900   Echo Bay Mines Ltd..................    $     67,681
  14,400   Homestake Mining Company............         220,500
  17,000   Inco Ltd............................         426,063
  15,800   Newmont Mining Corporation..........         710,013
   6,600   Phelps Dodge Corporation............         512,325
  24,300   Placer Dome Inc., ADR...............         464,738
   6,200   Reynolds Metals Company.............         439,038
                                                   ------------
                                                      6,521,796
                                                   ------------
           OFFICE EQUIPMENT -- 0.6%
  11,800   Ikon Office Solutions...............         301,638
   9,900   Moore Corporation Ltd...............         188,100
  15,200   Pitney Bowes Inc....................       1,264,450
  33,500   Xerox Corporation...................       2,820,281
                                                   ------------
                                                      4,574,469
                                                   ------------
           OIL -- DOMESTIC -- 2.0%
   9,900   Amerada Hess Corporation............         610,706
  50,100   Amoco Corporation...................       4,828,388
   7,300   Ashland Oil, Inc....................         396,938
  32,000   Atlantic Richfield Company..........       2,734,000
   4,800   Kerr-McGee Corporation..............         330,300
   3,500   Louisiana Land & Exploration
             Company...........................         274,094
  32,900   Occidental Petroleum Corporation....         853,343
  10,400   Oryx Energy Company+................         264,550
   4,300   Pennzoil Company....................         342,656
  26,800   Phillips Petroleum Company..........       1,383,550
   8,700   Sun Company, Inc....................         381,169
  24,700   Unocal Corporation..................       1,068,275
  31,800   USX-Marathon Group (New)............       1,182,563
                                                   ------------
                                                     14,650,532
                                                   ------------
           OIL -- INTERNATIONAL -- 5.9%
   6,500   Anadarko Petroleum Corporation......         466,781
   8,100   Apache Corporation..................         347,288
  65,700   Chevron Corporation.................       5,465,419
 249,400   Exxon Corporation...................      15,977,187
  79,200   Mobil Corporation...................       5,860,800
 216,200   Royal Dutch Petroleum Company, ADR..      11,999,100
  52,200   Texaco Inc..........................       3,207,038
  24,400   Union Pacific Resources Group
             Inc...............................         638,975
                                                   ------------
                                                     43,962,588
                                                   ------------
           OIL SERVICES -- 1.0%
  14,300   Baker Hughes Inc....................         625,625
  17,000   Dresser Industries, Inc.............         731,000
  25,900   Halliburton Company.................       1,346,800
   8,500   Rowan Companies Inc.+...............         302,813
  48,900   Schlumberger Ltd....................       4,116,769
   5,200   Western Atlas, Inc.+................         457,600
                                                   ------------
                                                      7,580,607
                                                   ------------
           PAPER AND FOREST PRODUCTS -- 1.5%
   5,200   Boise Cascade Corporation...........         218,725
  10,100   Champion International
             Corporation.......................         615,469
  18,700   Fort James Corporation..............         856,694
   9,600   Georgia-Pacific Corporation.........       1,002,000
  30,000   International Paper Company.........       1,651,875
  56,700   Kimberly-Clark Corporation..........       2,774,756
  11,100   Louisiana Pacific Corporation.......         277,500
   5,400   Mead Corporation....................         390,150

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Equity Index Fund

--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS  (CONTINUED)           SEPTEMBER 30, 1997 (UNAUDITED)

                                                      VALUE
 SHARES                                              (NOTE 1)
---------------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
           PAPER AND FOREST PRODUCTS -- (CONTINUED)
   2,600   Potlatch Corporation................    $    130,813
   8,900   Stone Container Corporation.........         138,506
   5,500   Temple-Inland Inc...................         352,000
   6,700   Union Camp Corporation..............         413,306
  10,400   Westvaco Corporation................         375,050
  20,200   Weyerhaeuser Company................       1,199,375
  11,000   Willamette Industries Inc...........         420,750
                                                   ------------
                                                     10,816,969
                                                   ------------
           PHOTO AND OPTICAL -- 0.3%
  34,200   Eastman Kodak Company...............       2,220,863
   4,400   Polaroid Corporation................         225,225
                                                   ------------
                                                      2,446,088
                                                   ------------
           PRINTING AND PUBLISHING -- 1.0%
   7,800   American Greetings Corporation,
             Class A...........................         287,625
   8,300   Deluxe Corporation..................         278,569
  12,600   Donnelley (R.R.) & Sons Company.....         449,663
  10,300   Dow Jones & Company Inc.............         481,525
  18,100   Dun & Bradstreet Corporation........         513,588
  14,300   Gannett Company, Inc................       1,543,506
   8,000   Harcourt General Inc................         396,500
   3,400   Harland (John H.) Company...........          78,413
   4,100   Jostens Inc.........................         111,213
   9,300   Knight-Ridder Inc...................         508,013
  10,000   McGraw-Hill Companies, Inc..........         676,875
   4,100   Meredith Corporation................         135,813
  10,000   New York Times Company, Class A.....         525,000
  10,300   Times Mirror Company, Class A.......         565,856
  12,700   Tribune Company.....................         677,069
                                                   ------------
                                                      7,229,228
                                                   ------------
           PROFESSIONAL SERVICES -- 0.2%
   9,900   Block (H&R) Inc.....................         382,388
  11,800   Interpublic Group Companies Inc.....         605,488
  23,800   Service Corporation International...         766,063
                                                   ------------
                                                      1,753,939
                                                   ------------
           RECREATION -- 1.3%
  10,200   Brunswick Corporation...............         359,550
  68,000   Disney (Walt) Company...............       5,482,500
   4,100   Fleetwood Enterprises Inc...........         137,606
  10,300   Harrah's Entertainment Inc.+........         231,106
  13,200   Hasbro Inc..........................         371,207
   5,500   King World Productions Inc.+........         237,875
  28,000   Mattel, Inc.........................         927,500
  16,400   Mirage Resorts, Inc.+...............         494,050
  36,300   Viacom Inc., Class B+...............       1,147,988
                                                   ------------
                                                      9,389,382
                                                   ------------
           RESTAURANTS AND LODGING -- 1.0%
  15,700   Darden Restaurants Inc..............         181,531
  15,200   HFS Inc.+...........................       1,131,450
  25,400   Hilton Hotels Corporation...........         855,663
  12,100   ITT Corporation.....................         819,775
  12,000   Marriot International Inc...........         852,750
  70,400   McDonald's Corporation..............       3,352,800
  11,900   Wendy's International Inc...........         252,875
                                                   ------------
                                                      7,446,844
                                                   ------------

                                                      VALUE
 SHARES                                              (NOTE 1)
---------------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
           RETAIL -- DISCOUNT -- 1.6%
  58,600   Kmart Stores Corporation............    $    820,400
  12,100   Rite Aid Corporation................         670,794
  15,700   TJX Companies Inc...................         479,831
  28,500   Toys R Us Inc.+.....................       1,011,750
 230,100   Wal-Mart Stores Inc.................       8,427,413
  13,400   Woolworth Corporation+..............         296,475
                                                   ------------
                                                     11,706,663
                                                   ------------
           RETAIL -- GENERAL -- 1.2%
  20,200   Costco Companies, Inc+..............         760,025
  22,200   Dayton Hudson Corporation...........       1,330,613
  11,500   Dillard Department Stores Inc.,
             Class A...........................         503,844
  19,400   Federated Department Stores Inc.+...         836,625
  25,300   May Department Stores Company.......       1,378,850
   3,500   Mercantile Stores Inc...............         220,281
  23,100   Penny (J.C.) Company Inc............       1,345,575
  39,200   Sears, Roebuck & Company............       2,231,950
                                                   ------------
                                                      8,607,763
                                                   ------------
           RETAIL -- SPECIALTY -- 1.6%
  10,400   Charming Shoppes Inc.+..............          64,025
  10,300   Circuit City Stores Inc.............         415,219
  37,200   CUC International Inc.+.............       1,153,200
  16,300   CVS Corporation.....................         927,063
  29,700   Gap Inc.............................       1,486,856
  70,900   Home Depot Inc......................       3,695,663
  27,800   Limited Inc.........................         679,363
   3,200   Longs Drug Stores Corporation.......          85,400
  16,200   Lowe's Companies Inc................         629,775
   8,200   Nordstrom, Inc......................         522,750
   5,900   Pep Boys -- Manny, Moe & Jack.......         160,775
  12,000   Tandy Corporation...................         403,500
  49,400   Walgreen Company....................       1,265,875
                                                   ------------
                                                     11,489,464
                                                   ------------
           SAVINGS AND LOANS -- 0.2%
  11,700   Ahmanson (H.F.) & Company...........         664,706
   5,800   Golden West Financial Corporation...         520,550
                                                   ------------
                                                      1,185,256
                                                   ------------
           SEMICONDUCTORS -- 2.6%
  15,100   Advanced Micro Devices Inc.+........         491,694
 164,200   Intel Corporation...................      15,157,713
  20,500   Micron Technology, Inc..............         711,094
  19,300   Texas Instruments Inc...............       2,607,913
                                                   ------------
                                                     18,968,414
                                                   ------------
           STEEL -- 0.2%
  17,100   Allegheny Teledyne Inc..............         489,488
  10,000   Armco Inc.+.........................          60,000
  11,100   Bethlehem Steel Corporation+........         114,469
   4,500   Inland Steel Industries Inc.........          98,438
   8,800   Nucor Corporation...................         463,650
   8,300   USX-U.S. Steel Group................         288,425
   9,000   Worthington Industries Inc..........         182,250
                                                   ------------
                                                      1,696,720
                                                   ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Equity Index Fund

--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS  (CONTINUED)           SEPTEMBER 30, 1997 (UNAUDITED)

                                                      VALUE
 SHARES                                              (NOTE 1)
---------------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
           TELECOMMUNICATIONS -- 1.3%
  11,300   DSC Communications Corporation+.....    $    304,394
  64,200   Lucent Technologies.................       5,224,275
  14,400   NextLevel Systems, Inc..............         241,200
  26,000   Northern Telecommunications, Ltd....       2,702,375
  17,900   Tellabs, Inc.+......................         921,850
                                                   ------------
                                                      9,394,094
                                                   ------------
           TOBACCO -- 1.4%
 242,500   Philip Morris Companies Inc.........      10,078,906
  18,500   UST Inc.............................         565,406
                                                   ------------
                                                     10,644,312
                                                   ------------
           TRANSPORTATION -- AIRLINES -- 0.3%
   9,100   AMR Corporation+....................       1,007,256
   7,600   Delta Air Lines, Inc................         715,825
  14,000   Southwest Airlines Company..........         447,125
   6,100   USAir Group Inc.+...................         252,388
                                                   ------------
                                                      2,422,594
                                                   ------------
           TRANSPORTATION -- RAILROADS -- 0.8%
  15,100   Burlington Northern Santa Fe Inc....       1,459,038
  22,400   CSX Corporation.....................       1,310,400
  12,600   Norfolk Southern Corporation........       1,300,950
  24,500   Union Pacific Corporation...........       1,534,313
                                                   ------------
                                                      5,604,701
                                                   ------------
           TRUCKING AND SHIPPING -- 0.2%
   3,800   Caliber Systems Inc.................         206,150
  11,700   Federal Express Corporation+........         936,000
   9,500   Ryder Systems Inc...................         341,406
                                                   ------------
                                                      1,483,556
                                                   ------------
           UTILITIES -- NATURAL GAS -- 0.4%
5,200...   Columbia Gas Systems Inc............         364,000
9,700...   Consolidated Natural Gas Company....         564,419
4,900...   NICOR Inc...........................         183,750
2,400...   ONEOK Inc...........................          78,300
8,400...   Pacific Enterprises.................         284,550
3,500...   Peoples Energy Corporation..........         131,906
8,900...   Sonat, Inc..........................         452,788
14,900..   Williams Companies Inc..............         697,506
                                                   ------------
                                                      2,757,219
                                                   ------------

                                                      VALUE
 SHARES                                              (NOTE 1)
---------------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
           UTILITIES -- TELEPHONE -- 5.9%
  49,700   AirTouch Communications, Inc.+......    $  1,761,244
  18,900   ALLTEL Corporation..................         652,050
  55,500   Ameritech Corporation...............       3,690,750
 161,400   AT&T Corporation....................       7,152,037
  79,800   Bell Atlantic Corporation...........       6,418,913
  99,700   BellSouth Corporation...............       4,611,125
  98,100   GTE Corporation.....................       4,451,288
  69,200   MCI Communications Corporation......       2,032,750
  91,700   SBC Communications Inc..............       5,628,068
  42,400   Sprint Corporation..................       2,120,000
  47,500   U.S. West Inc.......................       1,828,750
  88,100   WorldCom Inc.+......................       3,116,538
                                                   ------------
                                                     43,463,513
                                                   ------------
           WASTE DISPOSAL -- 0.2%
  49,800   Waste Management Inc................       1,739,888
                                                   ------------
           TOTAL COMMON STOCKS
             (Cost $485,362,009)...............     737,730,419
                                                   ============

               PRINCIPAL
                 AMOUNT
                -------
U.S. TREASURY BILL -- 0.0%#
  (Cost $198,044)
$200,000 5.020%** 12/11/97..............                198,044
                                                   ============
TOTAL SECURITIES
  (Cost $485,560,053)...................            737,928,463
                                                   ============
TOTAL INVESTMENTS
  (Cost $485,560,053*)..................   99.9%    737,928,463
OTHER ASSETS AND LIABILITIES (NET)......    0.1       1,053,821
                                          -----    ------------
NET ASSETS..............................  100.0%   $738,982,284
                                          =====    ============

---------------

 * Aggregate cost for Federal tax purposes.
** Rate represents annualized yield at date of purchase.
 + Non-income producing security.
 # Amount represents less than 0.01%.

ABBREVIATION:
ADR American Depositary Receipt

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Capital Growth Fund

--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS                        SEPTEMBER 30, 1997 (UNAUDITED)

                                                      VALUE
  SHARES                                             (NOTE 1)
---------------------------------------------------------------
COMMON STOCKS -- 99.3%
              BANKS -- 3.7%
    110,702   Banc One Corporation.............    $  6,178,555
     84,300   Chase Manhattan Corporation......       9,947,400
    104,850   Norwest Corporation..............       6,422,063
                                                   ------------
                                                     22,548,018
                                                   ------------
              BEVERAGES -- 2.1%
    314,200   PepsiCo Inc......................      12,744,738
                                                   ------------
              CHEMICALS -- SPECIALTY -- 2.6%
     95,000   Morton International Inc.,
                Industries.....................       3,372,500
     65,050   Raychem Corporation..............       5,496,725
    203,000   Sigma-Aldrich Corporation........       6,686,313
                                                   ------------
                                                     15,555,538
                                                   ------------
              COMPUTER RELATED -- 7.1%
    167,150   Cisco Systems, Inc.+.............      12,212,397
    136,175   Hewlett-Packard Company..........       9,472,673
    120,500   International Business Machines
                Corporation....................      12,765,469
    120,100   Sun Microsystems, Inc.+..........       5,622,181
     61,500   3Com Corporation.................       3,151,875
                                                   ------------
                                                     43,224,595
                                                   ------------
              COMPUTER SERVICES -- 3.4%
    101,100   Automatic Data Processing Inc....       5,055,000
    102,550   Computer Associates International
                Inc............................       7,364,372
    235,300   Sterling Commerce, Inc. .........       8,456,094
                                                   ------------
                                                     20,875,466
                                                   ------------
              COMPUTER SOFTWARE -- 7.1%
     81,950   BMC Software, Inc.+..............       5,306,263
    129,400   Cadence Design Systems, Inc.+....       6,922,900
    134,200   Compuware Corporation+...........       8,119,100
    135,800   First Data Corporation...........       5,100,987
     56,800   McAfee Associates, Inc.+.........       3,010,400
     66,900   Microsoft Corporation+...........       8,851,706
    131,100   Parametric Technology
                Corporation+...................       5,784,788
                                                   ------------
                                                     43,096,144
                                                   ------------
              COSMETICS AND TOILETRY -- 1.6%
     49,000   Clorox Company...................       3,632,125
     73,300   Gillette Company.................       6,326,706
                                                   ------------
                                                      9,958,831
                                                   ------------
              DIVERSIFIED -- 1.7%
    242,600   AlliedSignal Inc.................      10,310,500
                                                   ------------
              DRUGS -- 6.3%
    117,500   Bristol-Myers Squibb Company.....       9,723,125
    165,000   Merck & Company Inc..............      16,489,688
    236,900   Schering-Plough Corporation......      12,200,350
                                                   ------------
                                                     38,413,163
                                                   ------------
              ELECTRIC POWER -- 0.7%
     94,200   AES Corporation+.................       4,121,250
                                                   ------------
              ELECTRICAL EQUIPMENT -- 8.2%
    194,900   Emerson Electric Company.........      11,231,112
    162,000   General Electric Company.........      11,026,125
    149,150   Honeywell, Inc...................      10,021,016
    113,300   Sundstrand Corporation...........       6,528,913
    405,000   Westinghouse Electric
                Corporation....................      10,960,313
                                                   ------------
                                                     49,767,479
                                                   ------------

                                                      VALUE
  SHARES                                             (NOTE 1)
---------------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
              ELECTRONICS -- 1.7%
     55,425   Teradyne, Inc.+..................    $  2,982,558
     53,100   Texas Instruments, Inc...........       7,175,138
                                                   ------------
                                                     10,157,696
                                                   ------------
              ENVIRONMENTAL -- 1.6%
    114,000   Tyco International Ltd. .........       9,355,125
                                                   ------------
              FINANCIAL SERVICES -- 5.9%
    133,650   Equifax Inc......................       4,201,622
    126,100   Fannie Mae.......................       5,926,700
     94,800   Green Tree Financial
                Corporation....................       4,455,600
     36,400   Household International, Inc.....       4,120,025
    189,200   Morgan Stanley, Dean Witter,
                Discover & Company.............      10,228,625
     43,500   SLM Holding Corporation..........       6,720,750
                                                   ------------
                                                     35,653,322
                                                   ------------
              FOOD PRODUCERS -- 2.2%
     91,500   Cambell Soup Company.............       4,483,500
    199,700   Nabisco Holdings Corporation,
                Class A........................       8,499,731
                                                   ------------
                                                     12,983,231
                                                   ------------
              FOOD RETAILERS -- 0.8%
     90,600   Safeway, Inc.....................       4,926,375
                                                   ------------
              INSURANCE -- 4.8%
     84,300   American International Group,
                Inc............................       8,698,706
     38,000   General Re Corporation...........       7,543,000
     82,100   MGIC Investment Corporation......       4,705,356
    175,000   UNUM Corporation.................       7,984,375
                                                   ------------
                                                     28,931,437
                                                   ------------
              MACHINERY AND EQUIPMENT -- 1.7%
     78,350   Dover Corporation................       5,318,006
     93,200   Illinois Tool Works, Inc.........       4,660,000
                                                   ------------
                                                      9,978,006
                                                   ------------
              MEDIA -- 1.6%
     57,400   Reuters Holdings Plc., ADR.......       4,089,750
    102,100   Time Warner Inc..................       5,532,544
                                                   ------------
                                                      9,622,294
                                                   ------------
              MEDICAL PRODUCTS AND SUPPLIES -- 10.2%
    205,150   Abbott Laboratories..............      13,116,778
    232,800   Baxter International Inc.........      12,163,800
    101,500   Becton, Dickinson & Company......       4,859,312
    100,650   Boston Scientific Corporation+...       5,554,622
    137,500   Guidant Corporation..............       7,700,000
    255,300   Medtronic, Inc...................      11,999,100
     45,600   Warner Lambert Company...........       6,153,150
                                                   ------------
                                                     61,546,762
                                                   ------------
              OFFICE SUPPLIES -- 0.8%
    120,800   Newell Company...................       4,832,000
                                                   ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Capital Growth Fund

--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS  (CONTINUED)           SEPTEMBER 30, 1997 (UNAUDITED)

                                                      VALUE
  SHARES                                             (NOTE 1)
---------------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
              OIL -- INTERNATIONAL -- 1.4%
    116,100   Mobil Corporation................    $  8,591,400
                                                   ------------
              OIL SERVICES -- 2.5%
    168,600   Halliburton Company..............       8,767,200
     69,150   Western Atlas, Inc.+.............       6,085,200
                                                   ------------
                                                     14,852,400
                                                   ------------
              PRINTING AND PUBLISHING -- 0.8%
     42,600   Gannett Company, Inc.............       4,598,137
                                                   ------------
              PROFESSIONAL SERVICES -- 1.8%
    342,600   Service Corporation
                International..................      11,027,438
                                                   ------------
              RECREATION -- 3.1%
    158,500   CUC International, Inc.+.........       4,913,500
    167,100   Carnival Corporation.............       7,728,375
     77,500   Disney (Walt) Company............       6,248,437
                                                   ------------
                                                     18,890,312
                                                   ------------
              RESTAURANTS AND LODGING -- 1.3%
    108,200   HFS Inc.+........................       8,054,137
                                                   ------------
              RETAIL -- SPECIALTY -- 4.6%
     93,800   CompUSA, Inc.....................       3,283,000
    112,200   CVS Corporation..................       6,381,375
     68,900   Home Depot Inc...................       3,591,412
    132,150   Lowe's Companies Inc.............       5,137,331
    406,400   OfficeMax, Inc. .................       6,172,200
    110,000   TJX Companies, Inc. .............       3,361,875
                                                   ------------
                                                     27,927,193
                                                   ------------
              SEMICONDUCTORS -- 3.8%
    123,600   Adaptec, Inc.+...................       5,778,300
    121,250   Intel Corporation................      11,192,890
     88,000   KLA-Tencor Corporation+..........       5,945,500
                                                   ------------
                                                     22,916,690
                                                   ------------
              TELECOMMUNICATIONS -- 3.7%
     58,100   Lucent Technologies..............       4,727,887
     74,800   Nokia Corporation, Class A,
                ADR............................       7,017,175
     45,750   Northern Telecom Ltd. ...........       4,755,141
     49,800   Tellabs, Inc.+...................       2,564,700
     62,500   Vodafone Group, ADR..............       3,359,375
                                                   ------------
                                                     22,424,278
                                                   ------------
              UTILITIES -- TELEPHONE -- 0.5%
     90,300   AirTouch Communications, Inc.+...       3,200,006
                                                   ------------
              TOTAL COMMON STOCKS
                (Cost $442,031,332)............     601,083,961
                                                   ============

 PRINCIPAL                                            VALUE
  AMOUNT                                             (NOTE 1)
------------------------------------------------------------
REPURCHASE AGREEMENT -- 0.8%
  (Cost $4,804,000)
$ 4,804,000   Agreement with Smith Barney,
                5.480% dated 09/30/97, to be
                repurchased at $4,804,731 on
                10/01/97, collateralized by:
                $2,045,656 U.S. Treasury Note,
                7.375% due 11/15/97; $558,077
                U.S. Treasury Bond, 11.250% due
                02/15/15; $1,438,045 Resolution
                Funding Corp. Strips, Principal
                Only, due 04/15/05; $1,031,321
                GNMA, 6.000% due 05/20/27.......   $  4,804,000
                                                   ============
TOTAL INVESTMENTS
  (Cost $446,835,332*)..................  100.1%    605,887,961
OTHER ASSETS AND LIABILITIES (NET)......   (0.1)       (361,690)
                                          -----    ------------
NET ASSETS..............................  100.0%   $605,526,271
                                          =====    ============

---------------

* Aggregate cost for Federal tax purposes.
+ Non-income producing security.

ABBREVIATION:
ADR American Depositary Receipt

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Disciplined Equity Fund

--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS                        SEPTEMBER 30, 1997 (UNAUDITED)

                                                      VALUE
 SHARES                                              (NOTE 1)
---------------------------------------------------------------
COMMON STOCKS -- 100.2%
          AEROSPACE AND DEFENSE -- 1.9%
  42,200  United Technologies Corporation......    $  3,418,200
                                                   ------------

          APPAREL AND TEXTILES -- 2.4%
  78,000  Liz Claiborne Inc. ..................       4,285,125
                                                   ------------

          AUTOMOTIVE AND TRUCK MANUFACTURERS -- 1.9%
  78,100  Ford Motor Company...................       3,534,025
                                                   ------------

          AUTOMOBILE PARTS MANUFACTURERS -- 1.7%
  32,600  Eaton Corporation....................       3,011,425
                                                   ------------

          BANKS -- 6.4%
  71,800  Ahmanson (H.F.) & Company............       4,079,137
  53,200  BankAmerica Corporation..............       3,900,225
  31,800  Chase Manhattan Corporation..........       3,752,400
                                                   ------------
                                                     11,731,762
                                                   ------------
          CHEMICALS -- BASIC -- 3.6%
  73,400  Cytec Industries Inc.+...............       3,514,025
  30,900  Rohm & Haas Company..................       2,964,469
                                                   ------------
                                                      6,478,494
                                                   ------------
          COMPUTER RELATED -- 7.9%
  74,100  Compaq Computer Corporation+.........       5,538,975
  51,900  Dell Computer Corporation+...........       5,027,812
  64,300  Storage Technology Corporation+......       3,074,344
  17,420  Sun Microsystems Inc.+...............         815,474
                                                   ------------
                                                     14,456,605
                                                   ------------
          COMPUTER SOFTWARE -- 3.8%
  67,300  Compuware Corporation+...............       4,071,650
  22,100  Microsoft Corporation+...............       2,924,106
                                                   ------------
                                                      6,995,756
                                                   ------------
          DIVERSIFIED -- 1.6%
  26,500  Loews Corporation....................       2,992,844
                                                   ------------

          DRUGS -- 2.1%
  29,300  Merck & Company Inc. ................       2,928,169
  17,900  Schering-Plough Corporation..........         921,850
                                                   ------------
                                                      3,850,019
                                                   ------------
          ELECTRIC POWER -- 0.6%
  44,595  PG&E Corporation.....................       1,034,047
                                                   ------------

          ELECTRONICS -- 2.2%
 100,000  National Semiconductor
            Corporation+.......................       4,100,000
                                                   ------------

          FINANCIAL SERVICES -- 8.5%
  55,600  GreenPoint Financial Corporation.....       3,523,650
  93,950  Paine Webber Group, Inc. ............       4,374,547
  24,800  SLM Holding Corporation..............       3,831,600
  54,300  Travelers Group Inc. ................       3,705,975
                                                   ------------
                                                     15,435,772
                                                   ------------
          FOOD RETAILERS -- 1.9%
  64,994  Safeway Inc.+........................       3,534,049
                                                   ------------

          HOUSEWARES -- 1.9%
 107,700  Premark International, Inc. .........       3,446,400
                                                   ------------

                                                      VALUE
 SHARES                                              (NOTE 1)
---------------------------------------------------------------
COMMON STOCKS -- (CONTINUED)

          INSURANCE -- 6.4%
  19,200  CIGNA Corporation....................    $  3,576,000
  93,100  Equitable Companies, Inc. ...........       3,822,919
  72,900  MGIC Investment Corporation..........       4,178,081
                                                   ------------
                                                     11,577,000
                                                   ------------
          MACHINERY AND EQUIPMENT -- 5.7%
  62,100  Caterpillar Inc. ....................       3,349,519
  43,300  Cummins Engine Inc. .................       3,380,106
  85,200  Ingersoll-Rand Company...............       3,668,925
       1  Stewart & Stevenson Services,
            Inc. ..............................              24
                                                   ------------
                                                     10,398,574
                                                   ------------
          MEDICAL PRODUCTS AND SUPPLIES -- 3.4%
  73,800  Guidant Corporation..................       4,132,800
  71,300  United States Surgical Corporation...       2,081,069
                                                   ------------
                                                      6,213,869
                                                   ------------
          METALS AND MINING -- 1.6%
  38,200  Phelps Dodge Corporation.............       2,965,275
                                                   ------------

          OIL -- DOMESTIC -- 4.4%
  50,500  Pennzoil Company.....................       4,024,219
 109,600  USX-Marathon Group (New).............       4,075,750
                                                   ------------
                                                      8,099,969
                                                   ------------
          OIL -- INTERNATIONAL -- 4.1%
  41,700  British Petroleum Company Plc, ADR...       3,786,881
  60,000  Texaco Inc. .........................       3,686,250
                                                   ------------
                                                      7,473,131
                                                   ------------
          OIL REFINING AND MARKETING -- 1.4%
  80,500  Valero Energy Corporation............       2,641,406
                                                   ------------

          OIL SERVICES -- 1.9%
  80,300  Baker Hughes Inc. ...................       3,513,125
                                                   ------------

          PAPER & RELATED PRODUCTS -- 2.1%
  83,400  Fort James Corporation...............       3,820,762
                                                   ------------

          RETAIL -- DISCOUNT -- 3.6%
 123,200  TJX Companies Inc. ..................       3,765,300
 123,600  Woolworth Corporation+...............       2,734,650
                                                   ------------
                                                      6,499,950
                                                   ------------
          RETAIL -- GENERAL -- 4.0%
  59,600  Dayton Hudson Corporation............       3,572,275
  96,500  Costco Companies, Inc.+..............       3,630,812
                                                   ------------
                                                      7,203,087
                                                   ------------
          STEEL -- 1.9%
  98,700  USX-U.S. Steel Group.................       3,429,825
                                                   ------------

          TELECOMMUNICATIONS -- 1.8%
  40,600  Lucent Technologies..................       3,303,825
                                                   ------------

          TRANSPORTATION -- AIRLINES -- 2.1%
  45,100  UAL Corporation+.....................       3,816,587
                                                   ------------

          TRUCKING AND SHIPPING -- 2.4%
  54,300  Federal Express Corporation+.........       4,344,000
                                                   ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Disciplined Equity Fund

--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS  (CONTINUED)           SEPTEMBER 30, 1997 (UNAUDITED)

                                                      VALUE
 SHARES                                              (NOTE 1)
---------------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
          UTILITIES -- NATURAL GAS -- 3.5%
  47,300  Columbia Gas Systems Inc. ...........    $  3,311,000
  79,900  NICOR Inc. ..........................       2,996,250
                                                   ------------
                                                      6,307,250
                                                   ------------
          UTILITIES -- TELEPHONE -- 1.5%
  95,700  Cincinnati Bell Inc. ................       2,721,469
                                                   ------------

          TOTAL COMMON STOCKS
            (Cost $125,761,086)................     182,633,627
                                                   ============
TOTAL INVESTMENTS
  (Cost $125,761,086*)..................  100.2%    182,633,627
OTHER ASSETS AND LIABILITIES (NET)......   (0.2)       (369,358)
                                          -----    ------------
NET ASSETS..............................  100.0%   $182,264,269
                                          =====    ============

---------------

* Aggregate cost for Federal tax purposes.
+ Non-income producing security.

ABBREVIATION:

ADR  American Depositary Receipt

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Emerging Growth Fund

--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS                        SEPTEMBER 30, 1997 (UNAUDITED)

                                                      VALUE
 SHARES                                              (NOTE 1)
---------------------------------------------------------------
COMMON STOCKS -- 96.3%
           APPAREL AND TEXTILES -- 4.3%
  61,600   Jones Apparel Group, Inc.+..........    $  3,326,400
  85,800   Land's End Inc.+....................       2,643,712
 126,300   Stage Stores, Inc.+.................       5,446,688
 146,100   The Men's Wearhouse, Inc.+..........       5,442,225
                                                   ------------
                                                     16,859,025
                                                   ------------
           AUTOMOBILE PARTS MANUFACTURERS -- 1.0%
 141,900   Superior Industries International
             Inc...............................       3,928,856
                                                   ------------
           BANKS -- 4.5%
 192,700   Hibernia Corporation, Class A.......       3,275,900
 140,000   Northern Trust Company..............       8,277,500
 102,000   State Street Corporation............       6,215,625
                                                   ------------
                                                     17,769,025
                                                   ------------
           BEVERAGES -- 1.4%
 196,000   Coca-Cola Enterprises Inc...........       5,279,750
                                                   ------------
           BIO SPECIALTY PHARMACEUTICALS -- 0.8%
 100,000   Biogen, Inc.+.......................       3,243,750
                                                   ------------
           BUILDING SUPPLIES -- 1.0%
  73,500   Southdown Inc.......................       4,014,938
                                                   ------------
           CHEMICALS -- SPECIALTY -- 1.5%
 126,000   Cytec Industries Inc.+..............       6,032,250
                                                   ------------
           CIRCUITS -- 1.4%
  80,000   Linear Technology Corporation.......       5,500,000
                                                   ------------
           COMMERCIAL SERVICES -- 0.1%
  22,200   Pierce Leahy Corporation............         602,175
                                                   ------------
           COMPUTER RELATED -- 1.7%
  54,000   Comverse Technology Inc.+...........       2,848,500
  44,200   Diebold, Inc........................       2,093,975
  80,000   Symantec Corporation................       1,820,000
                                                   ------------
                                                      6,762,475
                                                   ------------
           COMPUTER SERVICES -- 1.2%
  66,150   Paychex, Inc. ......................       2,306,981
  63,000   Sterling Commerce...................       2,264,062
                                                   ------------
                                                      4,571,043
                                                   ------------
           COMPUTER SOFTWARE -- 7.8%
  64,000   Adobe Systems Inc...................       3,224,000
  64,000   America On Line Inc.................       4,828,000
 104,000   BMC Software, Inc.+.................       6,734,000
  98,800   Compuware Corporation+..............       5,977,400
  30,000   McAfee Associates, Inc.+............       1,590,000
  26,000   Remedy Corporation..................         895,375
  70,000   Structural Dynamics Research
             Corporation.......................       1,793,750
  80,000   SunGard Data Systems, Inc.+.........       1,940,000
  87,400   Visio Corporation+..................       3,648,950
                                                   ------------
                                                     30,631,475
                                                   ------------
           ELECTRIC COMPONENTS -- 4.5%
 106,000   Atmel Corporation...................       3,862,375
  44,000   Maxim Integrated Products Inc.......       3,143,250
  19,000   Novellus Systems Inc................       2,394,000
  98,000   Solectron...........................       4,361,000
  72,000   Xilinx Inc..........................       3,645,000
                                                   ------------
                                                     17,405,625
                                                   ------------

                                                      VALUE
 SHARES                                              (NOTE 1)
---------------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
           ELECTRIC POWER -- 2.2%
 114,000   AES Corporation+....................    $  4,987,500
 100,000   CMS Energy Corporation..............       3,700,000
                                                   ------------
                                                      8,687,500
                                                   ------------
           ELECTRICAL EQUIPMENT -- 0.9%
  54,000   Jabil Circuit, Inc.+................       3,537,000
                                                   ------------
           ELECTRONICS -- 2.5%
 114,000   ADC Telecommunications Inc.+........       3,705,000
  92,000   Analog Devices, Inc.+...............       3,082,000
  50,000   Sundstrand Corporation..............       2,881,250
                                                   ------------
                                                      9,668,250
                                                   ------------
           ENVIRONMENTAL -- 1.1%
 103,000   USA Waste Service Inc.+.............       4,107,125
                                                   ------------
           EXPLORATION AND DRILLING -- 2.0%
  66,000   BJ Services Inc.+...................       4,900,500
  39,000   Smith International Inc.+...........       3,029,812
                                                   ------------
                                                      7,930,312
                                                   ------------
           FINANCIAL SERVICES -- 5.6%
  56,500   FIRSTPLUS Financial Group, Inc.+....       3,171,062
  45,000   Fiserv Inc. ........................       1,974,375
  82,500   Franklin Resources Inc. ............       7,682,812
 136,500   Green Tree Financial Corporation....       6,415,500
  46,667   Legg Mason Incorporated.............       2,461,667
                                                   ------------
                                                     21,705,416
                                                   ------------
           INSURANCE -- 2.2%
  68,000   Aflac Inc. .........................       3,689,000
  77,900   Penncorp Financial Group, Inc.......       2,414,900
  43,100   Vesta Insurance Group...............       2,456,700
                                                   ------------
                                                      8,560,600
                                                   ------------
           MEDICAL PRODUCTS AND SUPPLIES -- 5.9%
 116,000   Acuson Corporation+.................       3,161,000
  49,000   Centocor Inc........................       2,330,562
 134,000   DePuy, Inc.+........................       3,584,500
  85,000   ESC Medical Systems.................       3,198,125
  45,400   Guidant Corporation.................       2,542,400
  77,000   HBO & Company.......................       2,906,750
  52,500   Stryker Corporation.................       2,293,594
  47,000   Watson Pharmaceuticals..............       2,808,250
                                                   ------------
                                                     22,825,181
                                                   ------------
           MEDICAL SERVICES -- 7.4%
  93,200   Centennial Health Corporation.......       2,143,600
  98,230   Concentra Managed Care Inc..........       3,468,747
  90,000   Genesis Health Ventures+............       3,504,375
  50,000   Health Care and Retirement
             Corporation.......................       1,859,375
 149,000   Health Management Associates Inc.,
             Class A+..........................       4,712,125
 189,000   National Surgery Centers, Inc.+.....       4,110,750
  34,000   Oxford Health Plans, Inc............       2,545,750
  51,300   Pediatrix Medical Group Inc.+.......       2,263,612
  48,000   PhyCor Inc.+........................       1,395,000
 112,500   Quorum Health Group, Inc.+..........       2,749,219
                                                   ------------
                                                     28,752,553
                                                   ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Emerging Growth Fund

--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS  (CONTINUED)           SEPTEMBER 30, 1997 (UNAUDITED)

                                                      VALUE
 SHARES                                              (NOTE 1)
---------------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
           OIL AND GAS DRILLING -- 4.7%
 176,000   Ensco International Inc.............    $  6,941,000
 113,000   Nabors Industries Inc...............       4,399,938
 107,000   Noble Drilling Corporation..........       3,450,750
  72,000   Transocean Offshore Inc. ...........       3,451,500
                                                   ------------
                                                     18,243,188
                                                   ------------
           OIL -- DOMESTIC -- 1.4%
 163,900   Global Marine, Inc.+................       5,449,675
                                                   ------------
           OIL SERVICES -- 4.9%
  66,000   Camco International Companies
             Inc...............................       4,603,500
  75,000   Pioneer Natural Resources...........       3,140,625
  86,000   Tidewater, Inc......................       5,095,500
 115,000   Tosco Corporation...................       4,003,438
  49,000   Varco International Inc.............       2,376,500
                                                   ------------
                                                     19,219,563
                                                   ------------
           PAPER AND FOREST PRODUCTS -- 1.2%
 137,000   Caraustar Industries, Inc...........       4,692,250
                                                   ------------
           PRINTING AND PUBLISHING -- 1.5%
 119,400   Belo (A.H.) Corporation, Class A....       5,790,900
                                                   ------------
           PROFESSIONAL SERVICES -- 1.6%
 181,000   Personnel Group of America, Inc.+...       6,199,250
                                                   ------------
           RECREATION -- 1.8%
 138,400   International Speedway
             Corporation+......................       2,906,400
  46,200   Penske Motorsports Inc.+............       1,550,588
 111,900   Speedway Motorsports, Inc.+.........       2,748,544
                                                   ------------
                                                      7,205,532
                                                   ------------
           REITS -- OFFICE PROPERTY -- 0.3%
  32,000   Equity Office Properties Trust......       1,086,000
                                                   ------------
           RESTAURANTS AND LODGING -- 3.5%
 188,700   La Quinta Inns Inc..................       4,446,244
 131,700   Papa John's International Inc.+.....       4,502,494
 105,000   Promus Hotel Corporation+...........       4,705,312
                                                   ------------
                                                     13,654,050
                                                   ------------
           RETAIL -- DISCOUNT -- 1.0%
 111,327   Dollar General Corporation..........       3,792,089
                                                   ------------
           RETAIL -- SPECIALTY -- 2.7%
 157,200   Bed Bath & Beyond Inc.+.............       5,521,650
  80,000   Staples Inc. .......................       2,210,000
  64,500   Tiffany & Company...................       2,741,250
                                                   ------------
                                                     10,472,900
                                                   ------------
           SEMICONDUCTORS -- 2.4%
  93,000   Altera Corporation+.................       4,766,250
  92,000   Vitesse Semiconductor
             Corporation+......................       4,559,750
                                                   ------------
                                                      9,326,000
                                                   ------------
           TELECOMMUNICATION EQUIPMENT -- 1.6%
  80,000   Advanced Fibre Communication........       3,280,000
  88,000   ECI Telecom Ltd., ADR...............       2,849,000
                                                   ------------
                                                      6,129,000
                                                   ------------
                                                      VALUE
 SHARES                                              (NOTE 1)
---------------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
           TELECOMMUNICATIONS -- 2.3%
 204,000   NEXTEL Communications Inc., Class
             A+................................    $  5,890,500
  59,000   Tellabs, Inc.+......................       3,038,500
                                                   ------------
                                                      8,929,000
                                                   ------------
           TELEVISION -- 1.1%
 194,000   TV Azteca S.A. de C.V., ADR.........       4,365,000
                                                   ------------
           TRANSPORTATION -- AIRLINES -- 1.5%
 211,500   Comair Holdings Inc. ...............       5,684,062
                                                   ------------
           WATER TREATMENT SYSTEMS -- 0.7%
  63,000   US Filter Corporation...............       2,712,937
                                                   ------------
           OTHER -- 1.1%
  85,000   Atl Ultrasound Inc. ................       3,973,750
  19,200   Ispat International.................         549,600
                                                   ------------
                                                      4,523,350
                                                   ------------
           TOTAL COMMON STOCKS
             (Cost $260,408,155)...............     375,849,070
                                                   ============

 PRINCIPAL
  AMOUNT
----------
REPURCHASE AGREEMENT -- 4.2%
  (Cost $16,247,000)
$16,247,000   Agreement with Smith Barney,
                5.480% dated 09/30/97, to be
                repurchased $16,249,473 on
                10/01/97, collateralized by:
                $6,918,355 U.S. Treasury Note,
                7.375% due 11/15/97; $1,887,402
                U.S. Treasury Bond, 11.250% due
                02/15/15; $4,863,429 Resolution
                Funding Corp. Strips, Principal
                Only, due 04/15/05; $3,487,899
                GNMA, 6.000% due 05/20/27.......     16,247,000
                                                   ============
TOTAL INVESTMENTS
  (Cost $276,655,155*)..................  100.5%    392,096,070
OTHER ASSETS AND LIABILITIES (NET)......   (0.5)     (2,021,842)
                                          -----    ------------
NET ASSETS..............................  100.0%   $390,074,228
                                          =====    ============

---------------

* Aggregate cost for Federal tax purposes.
+ Non-income producing security.

ABBREVIATION:
ADR American Depositary Receipt

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Small Company Growth Fund

--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS                        SEPTEMBER 30, 1997 (UNAUDITED)

                                                      VALUE
 SHARES                                              (NOTE 1)
---------------------------------------------------------------
COMMON STOCKS -- 87.6%
           ADVERTISING SALES -- 0.8%
  41,125   HA-LO Industries, Inc.+.............    $  1,177,203
                                                   ------------
           AEROSPACE AND DEFENSE -- 1.2%
  62,900   GenCorp, Inc........................       1,788,719
                                                   ------------
           APPAREL AND TEXTILES -- 3.3%
  52,678   Culp, Inc...........................       1,093,069
 109,200   Delta Woodside Industries, Inc......         662,025
  55,600   Galey & Lord, Inc.+.................       1,049,450
  63,200   Quicksilver, Inc.+..................       2,306,800
                                                   ------------
                                                      5,111,344
                                                   ------------
           BANKS -- 3.2%
  48,554   Brenton Banks, Inc..................       1,578,005
  54,600   City National Corporation...........       1,747,200
  24,800   USBANCORP, Inc......................       1,599,600
                                                   ------------
                                                      4,924,805
                                                   ------------
           BUILDING MATERIALS -- 2.1%
  39,600   Centex Construction Products,
             Inc...............................       1,173,150
  12,400   Southdown, Inc......................         677,350
  52,400   TJ International, Inc...............       1,339,475
                                                   ------------
                                                      3,189,975
                                                   ------------
           CHEMICALS -- SPECIALTY -- 1.3%
  36,000   Crompton & Knowles Corporation......         956,250
  19,490   Fuller (H.B.) Company...............       1,056,114
                                                   ------------
                                                      2,012,364
                                                   ------------
           COAL, GAS AND PIPELINE -- 0.8%
  17,200   Kinder Morgan Energy Partners,
             L.P...............................       1,213,675
                                                   ------------
           COMMERCIAL SERVICES -- 0.9%
  53,000   Lason Holdings, Inc.+...............       1,464,125
                                                   ------------
           COMMUNICATIONS SOFTWARE -- 0.5%
  23,900   Avid Technology, Inc.+..............         776,750
                                                   ------------
           COMPUTER SERVICES -- 0.9%
  50,400   Cybex Computer Products
             Corporation+......................       1,360,800
                                                   ------------
           COMPUTER SOFTWARE -- 2.9%
  46,300   Exabyte Corporation+................         509,300
  39,600   Progress Software Corporation+......         886,050
 101,700   Rogue Wave Software+................       1,398,375
  69,500   Viewlogic Systems, Inc.+............       1,654,969
                                                   ------------
                                                      4,448,694
                                                   ------------
           CONSTRUCTION -- 4.1%
  38,400   Champion Enterprises, Inc.+.........         734,400
  78,400   Kaufman & Broad Home Corporation....       1,700,300
  29,500   Oakwood Homes Corporation...........         837,063
  41,500   Pulte Corporation...................       1,587,375
  43,800   Zurn Industries, Inc................       1,516,575
                                                   ------------
                                                      6,375,713
                                                   ------------
           CONSUMER PRODUCTS -- 0.5%
  24,500   Russ Berrie & Company, Inc..........         716,625
                                                   ------------
           COSMETICS AND TOILETRY -- 0.8%
  39,600   Alberto-Culver Company..............       1,205,325
                                                   ------------
           ELECTRIC POWER -- 0.3%
  23,800   Northwestern Public Service
             Company...........................         438,813
                                                   ------------

                                                      VALUE
 SHARES                                              (NOTE 1)
---------------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
           ELECTRICAL PRODUCTS -- 1.6%
  20,300   Jabil Circuit, Inc.+................    $  1,329,650
  44,960   Wyman-Gordon Company+...............       1,180,200
                                                   ------------
                                                      2,509,850
                                                   ------------
           ELECTRONICS -- 2.6%
  41,100   Electro Scientific Industries,
             Inc.+.............................       2,507,100
  39,200   Esterline Technologies
             Corporation+......................       1,528,800
                                                   ------------
                                                      4,035,900
                                                   ------------
           ELECTRONICS -- SEMICONDUCTOR -- 3.9%
  44,000   Cyrix Corporation+..................       1,474,000
  36,000   Electroglas, Inc.+..................       1,224,000
  89,400   LTX Corporation+....................         653,738
  42,000   Plexus Corporation+.................       1,475,250
  36,700   Watkins-Johnson Company.............       1,229,450
                                                   ------------
                                                      6,056,438
                                                   ------------
           EXPLORATION AND DRILLING -- 6.1%
  35,000   Cliffs Drilling Company+............       2,436,875
  43,946   Forest Oil Corporation+.............         802,014
  98,700   Parker Drilling Company+............       1,499,006
  34,800   Reading & Bates Corporation+........       1,446,375
  36,700   Swift Energy Company+...............       1,034,481
  17,900   Varco International, Inc.+..........         868,150
  16,400   Vintage Petroleum, Inc. ............         807,700
  26,900   Wiser Oil Company...................         460,662
                                                   ------------
                                                      9,355,263
                                                   ------------
           FINANCIAL SERVICES -- 1.5%
  40,450   Aames Financial Corporation.........         654,784
  74,470   Southwest Securities Group, Inc.....       1,712,810
                                                   ------------
                                                      2,367,594
                                                   ------------
           FOOD -- 0.5%
  18,300   Quality Food Centers, Inc.+.........         749,156
                                                   ------------
           FURNITURE AND APPLIANCES -- 1.9%
  29,300   Bush Industries, Inc., Class A......         811,244
  30,200   Ethan Allen Interiors Inc...........         936,200
  92,900   O'Sullivan Industries Holdings,
             Inc.+.............................       1,161,250
                                                   ------------
                                                      2,908,694
                                                   ------------
           INSTRUMENTS -- SCIENTIFIC -- 1.0%
  28,000   Dionex Corporation+.................       1,510,250
                                                   ------------
           INSURANCE -- 3.5%
  27,313   Delphi Financial Group, Inc., Class
             A+................................       1,172,752
  23,000   Executive Risk Inc. ................       1,572,625
  46,080   Frontier Insurance Group, Inc. .....       1,751,040
  14,700   Triad Guaranty, Inc.+...............         821,363
                                                   ------------
                                                      5,317,780
                                                   ------------
           MACHINERY -- 1.0%
  69,300   MagneTek, Inc.+.....................       1,550,587
                                                   ------------
           MACHINERY AND EQUIPMENT -- 2.0%
  17,700   Applied Power, Inc., Class A........       1,113,994
  56,400   Gardner Denver Machinery Inc.+......       1,899,975
                                                   ------------
                                                      3,013,969
                                                   ------------
           MANUFACTURING INDUSTRIES -- 1.0%
  25,300   Kaydon Corporation..................       1,518,000
                                                   ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Small Company Growth Fund

--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS  (CONTINUED)           SEPTEMBER 30, 1997 (UNAUDITED)

                                                      VALUE
 SHARES                                              (NOTE 1)
---------------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
           MEDICAL BIOTECHNOLOGY -- 2.4%
  28,700   Human Genome Sciences, Inc.+........    $  1,235,894
  70,700   Molecular Dynamics, Inc.+...........       1,908,900
  42,900   Vical, Inc.+........................         605,963
                                                   ------------
                                                      3,750,757
                                                   ------------
           MEDICAL PRODUCTS AND SUPPLIES -- 0.9%
  52,100   Sullivan Dental Products, Inc.......       1,335,062
                                                   ------------
           MEDICAL SERVICES -- 0.8%
  46,100   Acuson Corporation+.................       1,256,225
                                                   ------------
           METALS AND MINING -- 0.9%
  69,900   AMCOL International Corporation.....       1,450,425
                                                   ------------
           MULTIMEDIA -- 1.0%
  26,166   Pulitizer Publishing Company........       1,478,379
                                                   ------------
           OFFICE SUPPLIES -- 0.4%
  25,300   American Business Products, Inc.....         635,662
                                                   ------------
           OIL SERVICES -- 0.6%
  16,200   SECOR SMIT Inc.+....................       1,004,400
                                                   ------------
           PAPER AND FOREST PRODUCTS -- 0.4%
  18,800   Chesapeake Corporation..............         681,500
                                                   ------------
           PHOTO AND OPTICAL -- 0.8%
  36,400   Innovex, Inc........................       1,173,900
                                                   ------------
           PRINTING AND PUBLISHING -- 0.6%
  26,350   McClatchy Newspapers, Inc., Class
             A.................................         905,781
                                                   ------------
           PROFESSIONAL SERVICES -- 1.8%
  34,500   Best Software, Inc.+................         448,500
  35,700   Inacom Corporation+.................       1,327,594
  45,500   SCB Computer Technology, Inc.+......         955,500
                                                   ------------
                                                      2,731,594
                                                   ------------
           RESTAURANTS AND LODGING -- 1.0%
  40,400   Foodmaker, Inc.+....................         760,025
  28,500   Sbarro, Inc.........................         798,000
                                                   ------------
                                                      1,558,025
                                                   ------------
           RETAIL -- DISCOUNT -- 1.7%
  32,500   BJ'S Wholesale Club, Inc.+..........         948,594
  63,500   ShopKo Stores, Inc.+................       1,651,000
                                                   ------------
                                                      2,599,594
                                                   ------------
           RETAIL -- GENERAL -- 2.2%
  30,100   Goody's Family Clothing Inc.+.......         970,725
  36,600   Neiman Marcus Group, Inc.+..........       1,171,200
  36,400   Ross Stores, Inc. ..................       1,242,150
                                                   ------------
                                                      3,384,075
                                                   ------------
           RETAIL -- SPECIALTY -- 3.7%
  35,370   Eagle Hardware & Garden, Inc.+......         696,347
  58,700   Fabri-Centers of America, Class
             A+................................       1,357,437
  84,900   Fossil, Inc.+.......................       1,666,163
  25,950   Pacific Sunwear of California+......       1,063,950
  21,700   Williams-Sonoma, Inc.+..............         927,675
                                                   ------------
                                                      5,711,572
                                                   ------------
           SAVINGS AND LOANS -- 3.7%
  50,600   Bay View Capital Corporation........       1,385,175
  52,300   First Republic Bank+................       1,399,025
  28,100   ONBANcorp, Inc......................       1,608,725
  11,837   Security Capital Corporation........       1,309,468
                                                   ------------
                                                      5,702,393
                                                   ------------
                                                      VALUE
 SHARES                                              (NOTE 1)
---------------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
           STEEL -- 0.4%
  43,670   Steel Technologies Inc..............    $    543,146
                                                   ------------
           TELECOMMUNICATIONS -- 7.0%
  50,000   Allen Telecom Inc.+.................       1,425,000
  51,600   CellStar Corporation+...............       2,399,400
  33,200   CommNet Cellular, Inc.+.............       1,164,075
  31,600   Electromagnetic Sciences, Inc.+.....         892,700
  82,400   Harmonic Lightwaves, Inc.+..........       1,349,300
  26,000   Spectrian Corporation+..............       1,667,250
  87,500   Stanford Telecommunications,
             Inc.+.............................       1,914,062
                                                   ------------
                                                     10,811,787
                                                   ------------
           TELECOMMUNICATIONS EQUIPMENT -- 1.5%
 107,000   ANTEC Corporation+..................       1,257,250
  75,000   Proxim, Inc.+.......................       1,017,187
                                                   ------------
                                                      2,274,437
                                                   ------------
           TRANSPORTATION -- AIRLINES -- 2.4%
  42,600   Air Express International
             Corporation.......................       1,554,900
  35,500   Airborne Freight Corporation........       2,149,969
                                                   ------------
                                                      3,704,869
                                                   ------------
           VITAMINS AND NUTRITIONAL PRODUCTS -- 0.9%
  68,300   NBTY, Inc.+.........................       1,442,838
                                                   ------------
           OTHER -- 2.3%
  47,500   Aehr Test Systems+..................         840,156
  65,800   Calgon Carbon Corporation...........         859,512
  10,400   Coherent, Inc. +....................         575,900
  24,800   DT Industries, Inc..................         818,400
  22,200   Tefron Ltd..........................         444,000
                                                   ------------
                                                      3,537,968
                                                   ------------
           TOTAL COMMON STOCKS
             (Cost $95,060,818)................     134,772,800
                                                   ============

 PRINCIPAL
  AMOUNT
----------
REPURCHASE AGREEMENT -- 13.3%
  (Cost $20,520,000)
$20,520,000   Agreement with Smith Barney,
                5.480% dated 09/30/97, to be
                repurchased at $20,523,124 on
                10/01/97, collateralized by:
                $8,737,899 U.S. Treasury Note,
                7.375% due 11/15/97; $2,383,793
                U.S. Treasury Bond, 11.250% due
                02/15/15; $6,142,523 Resolution
                Funding Corp. Strips, Principal
                Only, due 04/15/05; $4,405,224
                GNMA, 6.000% due 05/20/2.......      20,520,000
                                                   ============
TOTAL INVESTMENTS
  (Cost $115,580,818*)..................  100.9%    155,292,800
OTHER ASSETS AND LIABILITIES (NET)......   (0.9)     (1,402,450)
                                          -----    ------------
NET ASSETS..............................  100.0%   $153,890,350
                                          =====    ============

---------------

* Aggregate cost for Federal tax purposes.
+ Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
   STATEMENTS OF ASSETS AND LIABILITIES           SEPTEMBER 30, 1997 (UNAUDITED)

                                                NATIONS       NATIONS                       NATIONS       NATIONS
                                                BALANCED       EQUITY        NATIONS         EQUITY       CAPITAL
                                                 ASSETS        INCOME         VALUE          INDEX         GROWTH
                                                  FUND          FUND           FUND           FUND          FUND
                                              ----------------------------------------------------------------------
ASSETS:
Investments, at value (Note 1),
  See accompanying schedules:
  Securities................................. $233,891,298  $539,043,068  $1,947,051,037  $737,928,463  $601,083,961
  Repurchase agreements......................    5,939,000    28,221,000       9,525,000            --     4,804,000
                                              ------------  ------------  --------------  ------------  ------------
    Total investments........................  239,830,298   567,264,068   1,956,576,037   737,928,463   605,887,961
Short-term investments held as collateral for
  loaned securities (Note 8).................   10,100,056    10,686,893      56,181,183     2,065,885     9,567,066
Cash.........................................       29,885           494              78        65,207           229
Dividends receivable.........................      257,011       956,432       2,725,784     1,074,032       431,313
Interest receivable..........................      671,785       625,399           1,450            --           731
Receivable for Fund
  shares sold................................      883,340       503,484       3,504,191     1,473,444       811,759
Receivable for investment securities sold....    8,616,065     2,825,251       8,555,151     3,025,495     8,419,460
Unamortized organization costs (Note 6)......           --            --              --         1,750            --
Prepaid expenses and other assets............       86,935        51,657         153,541            --        72,208
                                              ------------  ------------  --------------  ------------  ------------
  Total Assets...............................  260,475,375   582,913,678   2,027,697,415   745,634,276   625,190,727
                                              ------------  ------------  --------------  ------------  ------------
LIABILITIES:
Due to custodian.............................           --            --              --            --            --
Collateral on securities loaned (Note 8).....   10,100,056    10,686,893      56,181,183     2,065,885     9,567,066
Note Payable (Note 7)........................           --            --              --     3,500,000            --
Payable for Fund
  shares redeemed............................    2,027,675       593,641       6,349,594       855,282     3,781,982
Payable for investment securities
  purchased..................................    9,899,614     5,285,747              --            --     5,733,550
Investment advisory fee payable (Note 2).....      151,311       306,299       1,222,751        98,355       387,119
Administration fee payable (Note 2)..........       20,175        47,135         163,061        60,852        51,616
Shareholder servicing and distribution fees
  payable (Note 3)...........................       81,056       147,101         134,217         2,999        57,638
Custodian fees payable
  (Note 2)...................................       10,329        22,864          46,383         7,711        10,724
Accrued Trustees'/Directors' fees and
  expenses (Note 2)..........................       15,400        20,949          88,131        32,196        48,198
Accrued expenses and other payables..........       29,357        74,196         219,992        28,712        26,563
                                              ------------  ------------  --------------  ------------  ------------
  Total Liabilities..........................   22,334,973    17,184,825      64,405,312     6,651,992    19,664,456
                                              ------------  ------------  --------------  ------------  ------------
NET ASSETS................................... $238,140,402  $565,728,853  $1,963,292,103  $738,982,284  $605,526,271
                                              ============  ============  ==============  ============  ============
Investments, at cost......................... $231,143,566  $467,970,033  $1,409,538,046  $485,560,053  $446,835,332
                                              ============  ============  ==============  ============  ============

                                                 NATIONS        NATIONS       NATIONS
                                                DISCIPLINED     EMERGING    SMALL COMPANY
                                                  EQUITY         GROWTH        GROWTH
                                                   FUND           FUND          FUND
                                              --------------------------------------------
ASSETS:
Investments, at value (Note 1),
  See accompanying schedules:
  Securities.................................  $ 182,633,627  $375,849,070  $134,772,800
  Repurchase agreements......................             --    16,247,000    20,520,000
                                               -------------  ------------  ------------
    Total investments........................    182,633,627   392,096,070   155,292,800
Short-term investments held as collateral for
  loaned securities (Note 8).................             --    17,105,920     9,988,426
Cash.........................................             --           196           229
Dividends receivable.........................        129,904        85,500        54,378
Interest receivable..........................             --         2,473         3,124
Receivable for Fund
  shares sold................................        214,370       693,810       198,971
Receivable for investment securities sold....        813,530            --        14,775
Unamortized organization costs (Note 6)......             --           760            --
Prepaid expenses and other assets............          7,295        30,713        57,250
                                               -------------  ------------  ------------
  Total Assets...............................    183,798,726   410,015,442   165,609,953
                                               -------------  ------------  ------------
LIABILITIES:
Due to custodian.............................        677,830            --            --
Collateral on securities loaned (Note 8).....             --    17,105,920     9,988,426
Note Payable (Note 7)........................             --            --            --
Payable for Fund
  shares redeemed............................        647,416     2,465,659        37,619
Payable for investment securities
  purchased..................................             --            --     1,559,020
Investment advisory fee payable (Note 2).....        113,315       238,381        83,287
Administration fee payable (Note 2)..........         15,111        31,784        12,202
Shareholder servicing and distribution fees
  payable (Note 3)...........................         26,002        43,747         2,125
Custodian fees payable
  (Note 2)...................................          9,824        21,609         9,232
Accrued Trustees'/Directors' fees and
  expenses (Note 2)..........................          8,816        20,854           489
Accrued expenses and other payables..........         36,143        13,260        27,203
                                               -------------  ------------  ------------
  Total Liabilities..........................      1,534,457    19,941,214    11,719,603
                                               -------------  ------------  ------------
NET ASSETS...................................  $ 182,264,269  $390,074,228  $153,890,350
                                               =============  ============  ============
Investments, at cost.........................  $ 125,761,086  $276,655,155  $115,580,818
                                               =============  ============  ============

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

-------------------------------------------------------------------------------------------------------------------
   STATEMENTS OF ASSETS AND LIABILITIES  (CONTINUED)                                 SEPTEMBER 30, 1997 (UNAUDITED)

                                                NATIONS       NATIONS                       NATIONS       NATIONS
                                                BALANCED       EQUITY        NATIONS         EQUITY       CAPITAL
                                                 ASSETS        INCOME         VALUE          INDEX         GROWTH
                                                  FUND          FUND           FUND           FUND          FUND
                                              ---------------------------------------------------------------------
NET ASSETS CONSIST OF:
Undistributed net investment
  income/(distribution in excess of net
  investment income)......................... $     55,586  $    269,153  $       81,226  $    295,518  $    215,822
Accumulated net realized gain on investments
  and futures contracts......................   23,132,761    37,282,181     200,891,184       956,838    88,185,499
Net unrealized appreciation of investments,
  futures contracts and foreign currency
  transactions...............................    8,686,732    99,294,035     547,037,991   252,368,414   159,052,629
Paid-in capital..............................  206,265,323   428,883,484   1,215,281,702   485,361,514   358,072,321
                                              ------------  ------------  --------------  ------------  ------------
                                              $238,140,402  $565,728,853  $1,963,292,103  $738,982,284  $605,526,271
                                              ============  ============  ==============  ============  ============
NET ASSETS:
Primary A Shares............................. $145,432,778  $359,042,870  $1,691,142,223  $731,202,448  $512,326,701
                                              ============  ============  ==============  ============  ============
Primary B Shares............................. $  7,671,774  $  6,542,001  $   23,739,429  $  5,027,625  $  8,548,074
                                              ============  ============  ==============  ============  ============
Investor A Shares............................ $ 10,904,248  $ 61,144,623  $  109,760,924  $  2,752,211    27,343,869
                                              ============  ============  ==============  ============  ============
Investor B Shares (formerly Investor N
  Shares).................................... $ 71,874,613  $127,232,548  $  123,457,328  $         --  $ 50,539,268
                                              ============  ============  ==============  ============  ============
Investor C Shares............................ $  2,256,989  $ 11,766,811  $   15,192,199  $         --  $  6,768,359
                                              ============  ============  ==============  ============  ============
SHARES OUTSTANDING:
Primary A Shares.............................   12,256,520    26,019,021      79,437,737    36,818,035    38,723,395
                                              ============  ============  ==============  ============  ============
Primary B Shares.............................      647,386       474,305       1,114,944       253,090       648,199
                                              ============  ============  ==============  ============  ============
Investor A Shares............................      921,083     4,446,226       5,156,119       138,826     2,073,860
                                              ============  ============  ==============  ============  ============
Investor B Shares............................    6,082,405     9,264,269       5,822,840            --     3,922,006
                                              ============  ============  ==============  ============  ============
Investor C Shares............................      191,542       848,987         719,150            --       523,254
                                              ============  ============  ==============  ============  ============
PRIMARY A SHARES:
Net asset value, offering and redemption
  price per share............................       $11.87        $13.80          $21.29        $19.86        $13.23
                                                    ======        ======          ======        ======        ======
PRIMARY B SHARES:
Net asset value, offering and redemption
  price per share............................       $11.85        $13.79          $21.29        $19.86        $13.19
                                                    ======        ======          ======        ======        ======
INVESTOR A SHARES:
Net asset value, offering and redemption
  price per share............................       $11.84        $13.75          $21.29        $19.82        $13.19
                                                    ======        ======          ======        ======        ======
INVESTOR B SHARES:
Net asset value, offering and redemption
  price per share............................       $11.82        $13.73          $21.20           N/A        $12.89
                                                    ======        ======          ======        ======        ======
INVESTOR C SHARES:
Net asset value and offering price per
  share*.....................................       $11.78        $13.86          $21.13           N/A        $12.94
                                                    ======        ======          ======        ======        ======

                                                 NATIONS         NATIONS       NATIONS
                                                DISCIPLINED     EMERGING    SMALL COMPANY
                                                  EQUITY         GROWTH        GROWTH
                                                   FUND           FUND          FUND
                                              --------------------------------------------
NET ASSETS CONSIST OF:
Undistributed net investment
  income/(distribution in excess of net
  investment income).........................  $     (37,137) $   (616,936) $    100,445
Accumulated net realized gain on investments
  and futures contracts......................     11,481,281    23,852,499     4,729,150
Net unrealized appreciation of investments,
  futures contracts and foreign currency
  transactions...............................     56,872,541   115,440,915    39,711,982
Paid-in capital..............................    113,947,584   251,397,750   109,348,773
                                               -------------  ------------  ------------
                                               $ 182,264,269  $390,074,228  $153,890,350
                                               =============  ============  ============
NET ASSETS:
Primary A Shares.............................  $ 142,896,038  $324,587,778  $144,705,699
                                               =============  ============  ============
Primary B Shares.............................  $   1,118,075  $  4,299,898  $         --
                                               =============  ============  ============
Investor A Shares............................  $  10,267,724  $ 15,533,191  $  5,358,583
                                               =============  ============  ============
Investor B Shares (formerly Investor N
  Shares)....................................  $  26,996,633  $ 43,204,307  $    539,527
                                               =============  ============  ============
Investor C Shares............................  $     985,799  $  2,449,054  $  3,286,541
                                               =============  ============  ============
SHARES OUTSTANDING:
Primary A Shares.............................      6,455,102    19,274,556     9,439,289
                                               =============  ============  ============
Primary B Shares.............................         50,556       256,992            --
                                               =============  ============  ============
Investor A Shares............................        464,846       935,346       350,439
                                               =============  ============  ============
Investor B Shares............................      1,243,999     2,703,840        35,444
                                               =============  ============  ============
Investor C Shares............................         44,778       152,734       214,380
                                               =============  ============  ============
PRIMARY A SHARES:
Net asset value, offering and redemption
  price per share............................         $22.14        $16.84        $15.33
                                                      ======        ======        ======
PRIMARY B SHARES:
Net asset value, offering and redemption
  price per share............................         $22.12        $16.73           N/A
                                                      ======        ======        ======
INVESTOR A SHARES:
Net asset value, offering and redemption
  price per share............................         $22.09        $16.61        $15.29
                                                      ======        ======        ======
INVESTOR B SHARES:
Net asset value, offering and redemption
  price per share............................         $21.70        $15.98        $15.22
                                                      ======        ======        ======

INVESTOR C SHARES:
Net asset value and offering price per
  share*.....................................         $22.02        $16.03        $15.33
                                                      ======        ======        ======

---------------

* Redemption price per share is equal to Net Asset Value less any applicable contingent deferred sales charge.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
   STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 1997 (UNAUDITED)

                                                NATIONS      NATIONS                     NATIONS       NATIONS
                                               BALANCED       EQUITY       NATIONS        EQUITY       CAPITAL
                                                ASSETS        INCOME        VALUE         INDEX         GROWTH
                                                 FUND          FUND          FUND          FUND          FUND
                                              -------------------------------------------------------------------
INVESTMENT INCOME:

Dividends (Net of foreign withholding taxes
  of $7,877, $0, $0, $43,089, $0, $781, $0,
  and $0, respectively)...................... $ 1,619,666  $  6,153,407  $ 17,681,121  $  6,140,015  $  3,322,382
Interest.....................................   3,108,657     2,680,402     1,096,917       250,051       511,266
Security lending.............................       3,868         7,373        35,361         4,287        12,343
                                              -----------  ------------  ------------  ------------  ------------
      Total investment income................   4,732,191     8,841,182    18,813,399     6,394,353     3,845,991
                                              -----------  ------------  ------------  ------------  ------------
EXPENSES:
Investment advisory fee (Note 2).............     878,294     1,685,930     6,806,530     1,732,445     2,386,738
Administration fee (Note 2)..................     117,106       255,920       907,537       346,489       318,232
Transfer agent fees (Note 2).................     113,804       171,927       535,999        38,013       261,393
Custodian fees (Note 2)......................      19,449        27,234        67,120        57,371        33,028
Legal and audit fees.........................      19,496        30,039        76,790        30,487        43,613
Registration and filing fees.................      24,320            --        94,850        46,049            --
Trustees'/Directors' fees and expenses (Note
  2).........................................       4,110         4,541        26,571        10,790        11,997
Amortization of organization costs (Note
  6).........................................       2,016            --            --           750         2,018
Interest expense (Note 7)....................          --            --            --         7,406         1,643
Other........................................       9,625        35,230        55,249        13,318        28,803
                                              -----------  ------------  ------------  ------------  ------------
    Subtotal.................................   1,188,220     2,210,821     8,570,646     2,283,118     3,087,465
Shareholder servicing and distribution fees
  (Note 3):
  Primary B Shares...........................      17,846        17,014        73,657        15,410        31,319
  Investor A Shares..........................      13,202        69,163       115,677         2,627        30,122
  Investor B Shares..........................     285,177       503,802       448,344            --       237,938
  Investor C Shares..........................       7,301        19,738        27,030            --        20,497
Fees waived by investment adviser (Note 2)...          --        (2,391)           --    (1,064,567)           --
                                              -----------  ------------  ------------  ------------  ------------
      Total expenses.........................   1,511,746     2,818,147     9,235,354     1,236,588     3,407,341
Fees reduced by credits allowed by the
  custodian (Note 2).........................        (878)       (3,284)         (840)           --            --
                                              -----------  ------------  ------------  ------------  ------------
    Net expenses.............................   1,510,868     2,814,863     9,234,514     1,236,588     3,407,341
                                              -----------  ------------  ------------  ------------  ------------
NET INVESTMENT INCOME/(LOSS).................   3,221,323     6,026,319     9,578,885     5,157,765       438,650
                                              -----------  ------------  ------------  ------------  ------------
NET REALIZED AND UNREALIZED GAIN ON
  INVESTMENTS (NOTES 1 AND 4):
Net realized gain from:
  Security transactions......................  23,737,260    37,915,203   200,962,138       776,801    89,035,836
  Forward foreign currency contracts and
    foreign currency transactions............          --            --            --             5            --
    Futures contracts........................          --            --            --     1,738,760            --
                                              -----------  ------------  ------------  ------------  ------------
Net realized gain on investments during the
  period.....................................  23,737,260    37,915,203   200,962,138     2,515,566    89,035,836
                                              -----------  ------------  ------------  ------------  ------------
Change in unrealized appreciation of:
  Securities.................................  12,559,162    81,521,319   265,433,678   146,545,245    67,227,782
  Futures contracts..........................          --            --            --       260,600            --
  Foreign currency and other assets and
    liabilities..............................          --            --            --             4            --
                                              -----------  ------------  ------------  ------------  ------------
Net unrealized appreciation of investments
  during the period..........................  12,559,162    81,521,319   265,433,678   146,805,849    67,227,782
                                              -----------  ------------  ------------  ------------  ------------
Net realized and unrealized gain on
  investments................................  36,296,422   119,436,522   466,395,816   149,321,415   156,263,618
                                              -----------  ------------  ------------  ------------  ------------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS................................. $39,517,745  $125,462,841  $475,974,701  $154,479,180  $156,702,268
                                              ===========  ============  ============  ============  ============

                                                 NATIONS      NATIONS       NATIONS
                                               DISCIPLINED    EMERGING   SMALL COMPANY
                                                 EQUITY        GROWTH       GROWTH
                                                  FUND          FUND        FUND(a)
                                              ----------------------------------------
INVESTMENT INCOME:
Dividends (Net of foreign withholding taxes
  of $7,877, $0, $0, $43,089, $0, $781, $0,
  and $0, respectively)......................  $ 1,105,183  $    546,997  $   361,373
Interest.....................................       78,078       745,909      223,695
Security lending.............................          846        17,554        8,594
                                               ------------ ------------  -----------
      Total investment income................    1,184,107     1,310,460      593,662
                                               ------------ ------------  -----------
EXPENSES:
Investment advisory fee (Note 2).............      639,704     1,318,412      499,858
Administration fee (Note 2)..................       85,294       175,788       52,826
Transfer agent fees (Note 2).................       53,257       126,240       38,281
Custodian fees (Note 2)......................       13,641        25,820       12,428
Legal and audit fees.........................       13,202        24,682       10,643
Registration and filing fees.................           --        25,837       28,519
Trustees'/Directors' fees and expenses (Note
  2).........................................        2,536         6,012          673
Amortization of organization costs (Note
  6).........................................           --         2,279           --
Interest expense (Note 7)....................        2,358            --           --
Other........................................       26,958         1,047        3,488
                                               ------------ ------------  -----------
    Subtotal.................................      836,950     1,706,117      646,716
Shareholder servicing and distribution fees
  (Note 3):
  Primary B Shares...........................        3,063         9,759           --
  Investor A Shares..........................       10,673        17,739        3,921
  Investor B Shares..........................      117,136       190,489        7,840
  Investor C Shares..........................        2,241         6,595          531
Fees waived by investment adviser (Note 2)...           --            --     (162,700)
                                               ------------ ------------  -----------
      Total expenses.........................      970,063     1,930,699      496,308
Fees reduced by credits allowed by the
  custodian (Note 2).........................       (1,282)       (3,303)      (2,201)
                                               ------------ ------------  -----------
    Net expenses.............................      968,781     1,927,396      494,107
                                               ------------ ------------  -----------
NET INVESTMENT INCOME/(LOSS).................      215,326      (616,936)      99,555
                                               ------------ ------------  -----------
NET REALIZED AND UNREALIZED GAIN ON
  INVESTMENTS (NOTES 1 AND 4):
Net realized gain from:
  Security transactions......................   11,514,777    24,639,333    5,835,041
  Forward foreign currency contracts and
    foreign currency transactions............           --            --           --
    Futures contracts........................           --            --      373,851
                                               ------------ ------------  -----------
Net realized gain on investments during the
  period.....................................   11,514,777    24,639,333    6,208,892
                                               ------------ ------------  -----------
Change in unrealized appreciation of:
  Securities.................................   43,349,582    87,115,528   25,469,132
  Futures contracts..........................           --            --           --
  Foreign currency and other assets and
    liabilities..............................           --            --           --
                                               ------------ ------------  -----------
Net unrealized appreciation of investments
  during the period..........................   43,349,582    87,115,528   25,469,132
                                               ------------ ------------  -----------
Net realized and unrealized gain on
  investments................................   54,864,359   111,754,861   31,678,024
                                               ------------ ------------  -----------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS.................................  $55,079,685  $111,137,925  $31,777,579
                                               ============ ============  ===========

---------------

(a) The period for the Nations Small Company Growth Fund reflects operations from May 17, 1997 through September 30, 1997 (Note 9).

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
   STATEMENTS OF CHANGES IN NET ASSETS
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 1997 (UNAUDITED)

                                                NATIONS       NATIONS                       NATIONS       NATIONS
                                                BALANCED       EQUITY        NATIONS         EQUITY       CAPITAL
                                                 ASSETS        INCOME         VALUE          INDEX         GROWTH
                                                  FUND          FUND           FUND           FUND          FUND
                                              ----------------------------------------------------------------------
Net investment income/(loss)................. $  3,221,323  $  6,026,319  $    9,578,885  $  5,157,765  $    438,650
Net realized gain on investments.............   23,737,260    37,915,203     200,962,138     2,515,566    89,035,836
Change in unrealized appreciation of
  investments................................   12,559,162    81,521,319     265,433,678   146,805,849    67,227,782
                                              ------------  ------------  --------------  ------------  ------------
Net increase in net assets resulting from
  operations.................................   39,517,745   125,462,841     475,974,701   154,479,180   156,702,268
Distributions to shareholders from net
  investment income:
  Primary A Shares...........................   (2,214,638)   (4,190,377)     (9,016,238)   (4,822,560)     (322,544)
  Primary B Shares...........................      (94,362)      (61,936)        (90,630)      (26,662)           --
  Investor A Shares..........................     (151,265)     (604,646)       (410,223)      (13,025)           --
  Investor B Shares..........................     (742,988)     (989,996)       (231,336)           --            --
  Investor C Shares..........................      (25,856)      (56,284)        (20,603)           --            --
Distributions to shareholders from net
  realized gain on investments:
  Primary A Shares...........................  (12,900,437)  (16,701,603)    (60,428,446)   (1,759,988)  (64,809,169)
  Primary B Shares...........................     (593,587)     (540,635)     (1,381,204)      (16,169)   (1,565,156)
  Investor A Shares..........................     (859,640)   (3,999,159)     (3,576,561)       (4,730)   (2,589,026)
  Investor B Shares..........................   (6,046,638)   (8,934,318)     (5,010,321)           --    (5,387,894)
  Investor C Shares..........................     (194,608)     (410,485)       (323,723)           --      (702,569)
Net increase/(decrease) in net assets from
  Fund share transactions:
  Primary A Shares...........................      (19,310)   92,434,468     130,400,315    18,095,394   (90,646,883)
  Primary B Shares...........................    1,619,124      (741,876)     (9,049,148)   (1,824,953)   (5,455,882)
  Investor A Shares..........................    1,084,718     6,390,081      26,172,002      (241,996)    3,633,385
  Investor B Shares..........................    3,259,343     4,381,663       7,333,075            --     2,736,214
  Investor C Shares..........................      705,943     6,081,599       7,687,988            --       247,916
                                              ------------  ------------  --------------  ------------  ------------
Net increase/(decrease) in
  net assets.................................   22,343,544   197,519,337     558,029,648   163,864,491    (8,159,340)
NET ASSETS:
Beginning of period..........................  215,796,858   368,209,516   1,405,262,455   575,117,793   613,685,611
                                              ------------  ------------  --------------  ------------  ------------
End of period................................ $238,140,402  $565,728,853  $1,963,292,103  $738,982,284  $605,526,271
                                              ============  ============  ==============  ============  ============
Undistributed net investment
  income/(distributions in excess of net
  investment income) at end of period........ $     55,586  $    269,153  $       81,226  $    295,518  $    215,822
                                              ============  ============  ==============  ============  ============

                                                  NATIONS       NATIONS        NATIONS
                                                DISCIPLINED     EMERGING    SMALL COMPANY
                                                  EQUITY         GROWTH        GROWTH
                                                   FUND           FUND         FUND(a)
                                              -------------------------------------------
Net investment income/(loss).................  $     215,326  $   (616,936)  $     99,555
Net realized gain on investments.............     11,514,777    24,639,333      6,208,892
Change in unrealized appreciation of
  investments................................     43,349,582    87,115,528     25,469,132
                                               -------------  ------------   ------------
Net increase in net assets resulting from
  operations.................................     55,079,685   111,137,925     31,777,579
Distributions to shareholders from net
  investment income:
  Primary A Shares...........................       (246,132)           --             --
  Primary B Shares...........................             --            --             --
  Investor A Shares..........................         (6,331)           --             --
  Investor B Shares..........................             --            --             --
  Investor C Shares..........................             --            --             --
Distributions to shareholders from net
  realized gain on investments:
  Primary A Shares...........................    (10,630,772)  (13,411,660)            --
  Primary B Shares...........................       (121,515)     (161,266)            --
  Investor A Shares..........................       (730,213)     (776,178)            --
  Investor B Shares..........................     (2,175,508)   (1,812,552)            --
  Investor C Shares..........................        (60,344)      (88,085)            --
Net increase/(decrease) in net assets from
  Fund share transactions:
  Primary A Shares...........................      7,825,972   (22,286,499)     5,174,016
  Primary B Shares...........................       (219,417)      328,163             --
  Investor A Shares..........................      1,790,276      (223,284)       674,378
  Investor B Shares..........................      2,421,977      (231,247)    (2,772,739)
  Investor C Shares..........................        415,464       479,017      3,254,264
                                               -------------  ------------   ------------
Net increase/(decrease) in
  net assets.................................     53,343,142    72,954,334     38,107,498
NET ASSETS:
Beginning of period..........................    128,921,127   317,119,894    115,782,852
                                               -------------  ------------   ------------
End of period................................  $ 182,264,269  $390,074,228   $153,890,350
                                               =============  ============   ============
Undistributed net investment
  income/(distributions in excess of net
  investment income) at end of period........  $     (37,137) $   (616,936)  $    100,445
                                               =============  ============   ============

---------------

(a) The period for the Nations Small Company Growth Fund reflects operations from May 17, 1997 through September 30, 1997 (Note 9).

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
   STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED MARCH 31, 1997 AND THE PERIOD ENDED MAY 16, 1997

                                                NATIONS       NATIONS                       NATIONS        NATIONS
                                                BALANCED       EQUITY        NATIONS         EQUITY        CAPITAL
                                                 ASSETS        INCOME         VALUE          INDEX         GROWTH
                                                  FUND          FUND           FUND           FUND          FUND
                                              -----------------------------------------------------------------------
Net investment income/(loss)................. $  7,417,326  $ 11,061,733  $   18,813,204  $  8,208,889  $   2,448,490
Net realized gain on investments.............   35,946,666    74,322,757     146,169,597     2,109,098    186,162,170
Change in unrealized
  appreciation/(depreciation) of
  investments................................  (15,894,144)  (29,303,706)     51,368,916    65,065,504    (73,539,048)
                                              ------------  ------------  --------------  ------------   ------------
Net increase in net assets resulting from
  operations.................................   27,469,848    56,080,784     216,351,717    75,383,491    115,071,612
Distributions to shareholders from net
  investment income:
  Primary A Shares...........................   (5,399,863)   (6,913,427)    (17,054,950)   (8,239,169)    (2,456,103)
  Primary B Shares...........................      (79,708)      (64,743)       (141,517)      (25,680)            --
  Investor A Shares..........................     (248,137)   (1,325,087)       (810,737)      (12,723)       (32,258)
  Investor B Shares..........................   (1,668,470)   (2,623,184)       (736,681)           --             --
  Investor C Shares..........................      (36,108)     (129,443)        (58,256)           --             --
Distributions to shareholders from net
  realized gain on investments:
  Primary A Shares...........................  (20,247,211)  (37,718,705)    (90,693,794)   (1,840,430)  (157,141,909)
  Primary B Shares...........................     (349,059)     (364,882)     (1,455,500)       (5,984)    (1,860,901)
  Investor A Shares..........................     (913,264)   (7,574,248)     (5,016,860)         (859)    (5,044,758)
  Investor B Shares..........................   (8,113,431)  (18,346,111)     (7,458,038)           --    (10,035,157)
  Investor C Shares..........................     (164,110)     (811,608)       (428,414)           --     (1,078,436)
Net increase/(decrease) in net assets from
  Fund share transactions:
  Primary A Shares...........................  (21,867,306)  (71,958,670)    121,967,391   309,726,636   (253,994,363)
  Primary B Shares...........................    5,736,112     6,594,237      26,709,258     5,186,022     13,807,295
  Investor A Shares..........................    3,120,407     7,946,497      11,536,708     2,463,849      4,824,423
  Investor B Shares..........................      867,166    10,359,559       4,280,295            --      6,554,887
  Investor C Shares..........................      262,475       673,023       1,479,950            --      2,759,406
                                              ------------  ------------  --------------  ------------   ------------
Net increase/(decrease) in net assets........  (21,630,659)  (66,176,008)    258,470,572   382,635,153   (288,626,262)
NET ASSETS:
Beginning of year............................  237,427,517   434,385,524   1,146,791,883   192,482,640    902,311,873
                                              ------------  ------------  --------------  ------------   ------------
End of year.................................. $215,796,858  $368,209,516  $1,405,262,455  $575,117,793  $ 613,685,611
                                              ============  ============  ==============  ============   ============
Undistributed net investment income at end of
  year....................................... $     63,372  $    146,073  $      271,371  $         --  $      99,716
                                              ============  ============  ==============  ============   ============

                                                 NATIONS       NATIONS        NATIONS
                                               DISCIPLINED     EMERGING    SMALL COMPANY
                                                  EQUITY        GROWTH        GROWTH
                                                   FUND          FUND         FUND(a)
                                              ------------------------------------------
Net investment income/(loss).................  $    756,136  $ (1,329,587) $    364,419
Net realized gain on investments.............    25,522,798    34,454,446    (1,681,500)
Change in unrealized
  appreciation/(depreciation) of
  investments................................    (3,229,620)  (30,383,696)   13,621,363
                                               ------------  ------------  ------------
Net increase in net assets resulting from
  operations.................................    23,049,314     2,741,163    12,304,282
Distributions to shareholders from net
  investment income:
  Primary A Shares...........................      (812,678)           --      (361,933)
  Primary B Shares...........................        (1,649)           --            --
  Investor A Shares..........................       (32,042)           --        (8,336)
  Investor B Shares..........................            --            --          (591)
  Investor C Shares..........................           (61)           --            --
Distributions to shareholders from net
  realized gain on investments:
  Primary A Shares...........................    (9,585,919)  (27,305,634)     (357,391)
  Primary B Shares...........................       (91,846)      (59,072)           --
  Investor A Shares..........................      (528,226)   (1,061,416)      (12,306)
  Investor B Shares..........................    (1,571,314)   (3,332,013)       (9,752)
  Investor C Shares..........................       (30,729)      (97,646)           --
Net increase/(decrease) in net assets from
  Fund share transactions:
  Primary A Shares...........................   (24,812,393)   (4,477,335)   28,069,972
  Primary B Shares...........................     1,089,022     3,259,671            --
  Investor A Shares..........................     1,668,358     5,544,043       703,694
  Investor B Shares..........................       552,434     1,782,278       482,145
  Investor C Shares..........................       142,101       635,028            --
                                               ------------  ------------  ------------
Net increase/(decrease) in net assets........   (10,965,628)  (22,370,933)   40,809,784
NET ASSETS:
Beginning of year............................   139,886,755   339,490,827    74,973,068
                                               ------------  ------------  ------------
End of year..................................  $128,921,127  $317,119,894  $115,782,852
                                               ============  ============  ============
Undistributed net investment income at end of
  year.......................................  $         --  $         --  $        890
                                               ============  ============  ============

---------------

(a) Formerly the Pilot Small Capitalization Equity Fund. The period reflects operations from September 1, 1996 through May 16, 1997 (Note 9).

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
   SCHEDULE OF CAPITAL STOCK ACTIVITY

                                                           NATIONS BALANCED ASSETS FUND
                                                   SIX MONTHS ENDED
                                                  SEPTEMBER 30, 1997              YEAR ENDED
                                                      (UNAUDITED)              MARCH 31, 1997(a)
                                               -------------------------   -------------------------
                                                 SHARES       DOLLARS        SHARES       DOLLARS
                                               -----------------------------------------------------
PRIMARY A SHARES:
  Sold.......................................   1,603,703   $ 18,281,513    3,829,498   $ 44,702,059
  Issued in exchange for Pilot Shares of
    Pilot Equity Income Fund (Note 9)........          --             --           --             --
  Issued as reinvestment of dividends........   1,313,417     14,166,269    2,138,736     24,087,846
  Redeemed...................................  (2,833,756)   (32,467,092)  (7,888,635)   (90,657,211)
                                               -----------  ------------   -----------  ------------
  Net increase/(decrease)....................      83,364   $    (19,310)  (1,920,401)  $(21,867,306)
                                               ===========  ============   ===========  ============
PRIMARY B SHARES:
  Sold.......................................     224,717   $  2,513,118      547,555   $  6,317,399
  Issued as reinvestment of dividends........      52,849        568,138        4,338         48,794
  Redeemed...................................    (127,410)    (1,462,132)     (54,663)      (630,081)
                                               -----------  ------------   -----------  ------------
  Net increase/(decrease)....................     150,156   $  1,619,124      497,230   $  5,736,112
                                               ===========  ============   ===========  ============
INVESTOR A SHARES:
  Sold.......................................     183,318   $  2,072,911      319,807   $  3,637,712
  Issued in exchange for Class A Shares of
    Pilot Equity Income Fund (Note 9)........          --             --           --             --
  Issued as reinvestment of dividends........      91,668        988,142      101,995      1,144,997
  Redeemed...................................    (169,270)    (1,976,335)    (144,535)    (1,662,302)
                                               -----------  ------------   -----------  ------------
  Net increase...............................     105,716   $  1,084,718      277,267   $  3,120,407
                                               ===========  ============   ===========  ============
INVESTOR B SHARES:
  Sold.......................................     147,280   $  1,682,564      132,981   $  1,549,286
  Issued in exchange for Class B Shares of
    Pilot Equity Income Fund (Note 9)........          --             --           --             --
  Issued as reinvestment of dividends........     615,727      6,593,625      852,851      9,553,149
  Redeemed...................................    (445,579)    (5,016,846)    (881,717)   (10,235,269)
                                               -----------  ------------   -----------  ------------
  Net increase...............................     317,428   $  3,259,343      104,115   $    867,166
                                               ===========  ============   ===========  ============
INVESTOR C SHARES:
  Sold.......................................      91,770   $  1,015,799       32,683   $    379,832
  Issued as reinvestment of dividends........      20,640        220,462       17,917        200,277
  Redeemed...................................     (46,865)      (530,318)     (26,954)      (317,634)
                                               -----------  ------------   -----------  ------------
  Net increase...............................      65,545   $    705,943       23,646   $    262,475
                                               ===========  ============   ===========  ============

                                                             NATIONS EQUITY INCOME FUND
                                                   SIX MONTHS ENDED
                                                  SEPTEMBER 30, 1997               YEAR ENDED
                                                      (UNAUDITED)               MARCH 31, 1997(a)
                                               -------------------------   ---------------------------
                                                 SHARES       DOLLARS        SHARES         DOLLARS
                                               -----------------------------------------------------
PRIMARY A SHARES:
  Sold.......................................   2,460,666   $ 31,571,363     5,493,997   $  70,367,708
  Issued in exchange for Pilot Shares of
    Pilot Equity Income Fund (Note 9)........  10,971,724    110,795,138            --              --
  Issued as reinvestment of dividends........     803,335      9,759,521     1,788,758      22,091,931
  Redeemed...................................  (4,536,528)   (59,691,554)  (12,511,675)   (164,418,309)
                                               -----------  ------------   ------------  -------------
  Net increase/(decrease)....................   9,699,197   $ 92,434,468    (5,228,920)  $ (71,958,670)
                                               ===========  ============   ============  =============
PRIMARY B SHARES:
  Sold.......................................      54,228   $    689,087       581,119   $   7,285,073
  Issued as reinvestment of dividends........      37,808        458,355        10,429         127,760
  Redeemed...................................    (145,119)    (1,889,318)      (64,160)       (818,596)
                                               -----------  ------------   ------------  -------------
  Net increase/(decrease)....................     (53,083)  $   (741,876)      527,388   $   6,594,237
                                               ===========  ============   ============  =============
INVESTOR A SHARES:
  Sold.......................................     370,862   $  4,763,829       681,422   $   8,856,816
  Issued in exchange for Class A Shares of
    Pilot Equity Income Fund (Note 9)........     355,685      4,273,069            --              --
  Issued as reinvestment of dividends........     350,103      4,242,015       682,371       8,392,448
  Redeemed...................................    (536,593)    (6,888,832)     (707,574)     (9,302,767)
                                               -----------  ------------   ------------  -------------
  Net increase...............................     540,057   $  6,390,081       656,219   $   7,946,497
                                               ===========  ============   ============  =============
INVESTOR B SHARES:
  Sold.......................................     286,128   $  3,758,378       347,847   $   4,549,473
  Issued in exchange for Class B Shares of
    Pilot Equity Income Fund (Note 9)........     408,886      4,799,238            --              --
  Issued as reinvestment of dividends........     792,233      9,559,083     1,645,356      20,181,935
  Redeemed...................................  (1,044,754)   (13,735,036)   (1,111,287)    (14,371,849)
                                               -----------  ------------   ------------  -------------
  Net increase...............................     442,493   $  4,381,663       881,916   $  10,359,559
                                               ===========  ============   ============  =============
INVESTOR C SHARES:
  Sold.......................................     450,145   $  6,182,050        81,457   $   1,089,046
  Issued as reinvestment of dividends........      37,258        454,840        75,113         929,638
  Redeemed...................................     (43,821)      (555,291)     (100,800)     (1,345,661)
                                               -----------  ------------   ------------  -------------
  Net increase...............................     443,582   $  6,081,599        55,770   $     673,023
                                               ===========  ============   ============  =============

---------------

(a) Nations Balanced Assets Fund's and Nations Equity Income Fund's Primary B Shares commenced operations on June 28, 1996.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
   SCHEDULE OF CAPITAL STOCK ACTIVITY  (CONTINUED)

                                                                  NATIONS VALUE FUND
                                                    SIX MONTHS ENDED
                                                   SEPTEMBER 30, 1997                YEAR ENDED
                                                       (UNAUDITED)                MARCH 31, 1997(a)
                                               ---------------------------   ---------------------------
                                                 SHARES         DOLLARS        SHARES         DOLLARS
                                               ---------------------------------------------------------
PRIMARY A SHARES:
  Sold.......................................    6,432,077   $ 124,116,312    29,322,532   $ 511,605,757
  Issued in exchange for Pilot Shares of
    Pilot Growth and Income Fund (Note 9)....   17,843,256     257,840,470            --              --
  Issued as reinvestment of dividends........    2,308,111      43,289,282     3,289,592      58,525,164
  Redeemed...................................  (14,347,578)   (294,845,749)  (25,604,738)   (448,163,530)
                                               -----------   -------------   -----------   -------------
  Net increase...............................   12,235,866   $ 130,400,315     7,007,386   $ 121,967,391
                                               ===========   =============   ===========   =============
PRIMARY B SHARES:
  Sold.......................................      158,862   $   2,978,624     1,816,714   $  31,661,762
  Issued as reinvestment of dividends........       73,360       1,362,711        43,152         768,906
  Redeemed...................................     (661,023)    (13,390,483)     (316,121)     (5,721,410)
                                               -----------   -------------   -----------   -------------
  Net increase/(decrease)....................     (428,801)  $  (9,049,148)    1,543,745   $  26,709,258
                                               ===========   =============   ===========   =============
INVESTOR A SHARES:
  Sold.......................................      964,980   $  19,113,004     1,008,873   $  17,617,492
  Issued in exchange for Class A Shares of
    Pilot Growth and Income Fund (Note 9)....      436,043       7,325,371            --              --
  Issued as reinvestment of dividends........      322,525       9,564,224       313,372       5,573,438
  Redeemed...................................     (502,193)     (9,830,597)     (661,226)    (11,654,222)
                                               -----------   -------------   -----------   -------------
  Net increase/(decrease)....................    1,221,355   $  26,172,002       661,019   $  11,536,708
                                               ===========   =============   ===========   =============
INVESTOR B SHARES:
  Sold.......................................      102,426   $   2,867,837       487,075   $   8,412,470
  Issued in exchange for Class B Shares of
    Pilot Growth and Income Fund (Note 9)....      310,528       5,141,987            --              --
  Issued as reinvestment of dividends........      421,740      12,751,285       455,824       8,073,126
  Redeemed...................................     (627,021)    (13,428,034)     (697,591)    (12,205,301)
                                               -----------   -------------   -----------   -------------
  Net increase...............................      207,673   $   7,333,075       245,308   $   4,280,295
                                               ===========   =============   ===========   =============
INVESTOR C SHARES:
  Sold.......................................       99,557   $   1,955,737       175,986   $   3,020,176
  Issued as reinvestment of dividends........      327,182       7,166,169        27,497         485,883
  Redeemed...................................      (74,882)     (1,433,918)     (116,991)     (2,026,109)
                                               -----------   -------------   -----------   -------------
  Net increase...............................      351,857   $   7,687,988        86,492   $   1,479,950
                                               ===========   =============   ===========   =============

                                                             NATIONS EQUITY INDEX FUND
                                                   SIX MONTHS ENDED
                                                  SEPTEMBER 30, 1997              YEAR ENDED
                                                     (UNAUDITED)               MARCH 31, 1997(a)
                                               ------------------------   ---------------------------
                                                SHARES       DOLLARS        SHARES         DOLLARS
                                               ---------------------------------------------------------
PRIMARY A SHARES:
  Sold.......................................  5,937,482   $106,789,545    40,225,078   $ 580,368,542
  Issued in exchange for Pilot Shares of
    Pilot Growth and Income Fund (Note 9)....         --             --            --              --
  Issued as reinvestment of dividends........    269,175      5,042,132       517,996       7,964,898
  Redeemed...................................  (5,067,034)  (93,736,283)  (19,227,462)   (278,606,804)
                                               ----------  ------------   -----------   -------------
  Net increase...............................  1,139,623   $ 18,095,394    21,515,612   $ 309,726,636
                                               ==========  ============   ===========   =============
PRIMARY B SHARES:
  Sold.......................................    109,578   $  2,023,792       663,406   $  10,427,520
  Issued as reinvestment of dividends........      1,948         36,021         1,599          25,530
  Redeemed...................................   (204,985)    (3,884,766)     (318,456)     (5,267,028)
                                               ----------  ------------   -----------   -------------
  Net increase/(decrease)....................    (93,459)  $ (1,824,953)      346,549   $   5,186,022
                                               ==========  ============   ===========   =============
INVESTOR A SHARES:
  Sold.......................................     74,836   $  1,387,565       333,277   $   5,286,564
  Issued in exchange for Class A Shares of
    Pilot Growth and Income Fund (Note 9)....         --             --            --              --
  Issued as reinvestment of dividends........        934         17,516           866          13,492
  Redeemed...................................    (99,196)    (1,647,077)     (178,866)     (2,836,207)
                                               ----------  ------------   -----------   -------------
  Net increase/(decrease)....................    (23,426)  $   (241,996)      155,277   $   2,463,849
                                               ==========  ============   ===========   =============
INVESTOR B SHARES:
  Sold.......................................
  Issued in exchange for Class B Shares of
    Pilot Growth and Income Fund (Note 9)....
  Issued as reinvestment of dividends........
  Redeemed...................................
  Net increase...............................
INVESTOR C SHARES:
  Sold.......................................
  Issued as reinvestment of dividends........
  Redeemed...................................
  Net increase...............................

---------------

(a) Nations Value Fund's and Nations Equity Index Fund's Primary B Shares commenced operations on June 28, 1996.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
   SCHEDULE OF CAPITAL STOCK ACTIVITY  (CONTINUED)

                                                              NATIONS CAPITAL GROWTH FUND
                                                    SIX MONTHS ENDED
                                                   SEPTEMBER 30, 1997                YEAR ENDED
                                                       (UNAUDITED)                MARCH 31, 1997(a)
                                               ---------------------------   ---------------------------
                                                 SHARES         DOLLARS        SHARES         DOLLARS
                                               ---------------------------------------------------------
PRIMARY A SHARES:
  Sold.......................................    2,625,651   $  32,371,669    15,753,137   $ 192,039,483
  Issued in exchange for Pilot Shares of
    Pilot Growth Fund (Note 9)...............           --              --            --              --
  Issued in exchange for Primary A Shares of
    the Peachtree Equity Fund................           --              --     6,613,086      95,758,235
  Issued as reinvestment of dividends........    4,141,461      46,858,221     2,411,051      13,926,195
  Redeemed...................................  (13,608,341)   (169,876,773)  (41,713,535)   (555,718,276)
                                               -----------   -------------   -----------   -------------
  Net increase/(decrease)....................   (6,841,229)  $ (90,646,883)  (16,936,261)  $(253,994,363)
                                               ===========   =============   ===========   =============
PRIMARY B SHARES:
  Sold.......................................       62,234   $     750,182     1,263,951   $  16,621,006
  Issued as reinvestment of dividends........      112,411       1,269,119       107,692       1,306,298
  Redeemed...................................     (584,849)     (7,475,183)     (313,240)     (4,120,009)
                                               -----------   -------------   -----------   -------------
  Net increase/(decrease)....................     (410,204)  $  (5,455,882)    1,058,403   $  13,807,295
                                               ===========   =============   ===========   =============
INVESTOR A SHARES:
  Sold.......................................    1,195,599   $  14,833,881       530,791   $   7,132,768
  Issued in exchange for Class A Shares of
    Pilot Growth Fund (Note 9)...............           --              --            --              --
  Issued as reinvestment of dividends........      214,606       2,420,750       374,048       4,532,192
  Redeemed...................................   (1,089,653)    (13,621,246)     (517,176)     (6,840,537)
                                               -----------   -------------   -----------   -------------
  Net increase/(decrease)....................      320,552   $   3,633,385       387,663   $   4,824,423
                                               ===========   =============   ===========   =============
INVESTOR B SHARES:
  Sold.......................................       81,766   $     995,944       170,735   $   2,258,704
  Issued in exchange for Class B Shares of
    Pilot Growth Fund (Note 9)...............           --              --            --              --
  Issued as reinvestment of
    dividends................................      478,855       5,291,351       829,556       9,896,604
  Redeemed...................................     (292,811)     (3,551,081)     (430,513)     (5,600,421)
                                               -----------   -------------   -----------   -------------
  Net increase...............................      267,740   $   2,736,214       569,778   $   6,554,887
                                               ===========   =============   ===========   =============
INVESTOR C SHARES:
  Sold.......................................       77,779   $     949,097       267,345   $   3,391,862
  Issued as reinvestment of dividends........       63,377         702,225        90,327       1,077,600
  Redeemed...................................     (118,065)     (1,403,406)     (133,084)     (1,710,056)
                                               -----------   -------------   -----------   -------------
  Net increase...............................       23,091   $     247,916       224,588   $   2,759,406
                                               ===========   =============   ===========   =============

                                                          NATIONS DISCIPLINED EQUITY FUND
                                                   SIX MONTHS ENDED
                                                  SEPTEMBER 30, 1997              YEAR ENDED
                                                      (UNAUDITED)              MARCH 31, 1997(a)
                                               -------------------------   -------------------------
                                                 SHARES       DOLLARS        SHARES       DOLLARS
                                               -------------------------------------- --------------
PRIMARY A SHARES:
  Sold.......................................   1,032,664   $ 20,864,348    1,043,144   $ 19,363,107
  Issued in exchange for Pilot Shares of
    Pilot Growth Fund (Note 9)...............   2,069,494     30,732,565           --             --
  Issued in exchange for Primary A Shares of
    the Peachtree Equity Fund................          --             --           --             --
  Issued as reinvestment of dividends........     349,103      6,338,981      269,533      5,025,966
  Redeemed...................................  (2,423,422)   (50,109,922)  (2,662,039)   (49,201,466)
                                               ----------   ------------   ----------   ------------
  Net increase/(decrease)....................   1,027,839   $  7,825,972   (1,349,362)  $(24,812,393)
                                               ==========   ============   ==========   ============
PRIMARY B SHARES:
  Sold.......................................       7,711   $    154,510       72,997   $  1,321,229
  Issued as reinvestment of dividends........       1,546         28,006        1,078         20,122
  Redeemed...................................     (19,399)      (401,933)     (13,376)      (252,329)
                                               ----------   ------------   ----------   ------------
  Net increase/(decrease)....................     (10,142)  $   (219,417)      60,699   $  1,089,022
                                               ==========   ============   ==========   ============
INVESTOR A SHARES:
  Sold.......................................     135,979   $  2,748,512      193,255   $  3,454,199
  Issued in exchange for Class A Shares of
    Pilot Growth Fund (Note 9)...............      12,356        232,924           --             --
  Issued as reinvestment of dividends........      40,251        728,522       29,576        548,264
  Redeemed...................................     (94,472)    (1,919,682)    (127,280)    (2,334,105)
                                               ----------   ------------   ----------   ------------
  Net increase/(decrease)....................      94,114   $  1,790,276       95,551   $  1,668,358
                                               ==========   ============   ==========   ============
INVESTOR B SHARES:
  Sold.......................................      98,541   $  2,020,061      152,010   $  2,744,026
  Issued in exchange for Class B Shares of
    Pilot Growth Fund (Note 9)...............       7,838        148,030           --             --
  Issued as reinvestment of
    dividends................................     120,701      2,149,685       83,821      1,541,463
  Redeemed...................................     (95,970)    (1,895,799)    (206,188)    (3,733,055)
                                               ----------   ------------   ----------   ------------
  Net increase...............................     131,110   $  2,421,977       29,643   $    552,434
                                               ==========   ============   ==========   ============
INVESTOR C SHARES:
  Sold.......................................      18,178   $    375,013        8,434   $    156,195
  Issued as reinvestment of dividends........       3,343         60,344        1,658         30,790
  Redeemed...................................        (962)       (19,893)      (2,437)       (44,884)
                                               ----------   ------------   ----------   ------------
  Net increase...............................      20,559   $    415,464        7,655   $    142,101
                                               ==========   ============   ==========   ============

---------------
(a) Nations Disciplined Equity Fund's and Nations Capital Growth Fund's Primary B Shares commenced operations on June 28, 1996.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
   SCHEDULE OF CAPITAL STOCK ACTIVITY  (CONTINUED)

                                                            NATIONS EMERGING GROWTH FUND
                                                   SIX MONTHS ENDED
                                                  SEPTEMBER 30, 1997               YEAR ENDED
                                                      (UNAUDITED)              MARCH 31, 1997(a)
                                               -------------------------   --------------------------
                                                 SHARES       DOLLARS        SHARES        DOLLARS
                                               ------------------------------------------------------
PRIMARY A SHARES:
  Sold.......................................   1,903,961   $ 26,197,174    6,690,635   $  96,565,776
  Issued in exchange for Pilot Shares of
    Pilot Small Capitalization Equity Fund
    (Note 9).................................          --             --           --              --
  Issued as reinvestment of dividends........     700,260      9,223,736    1,250,998      17,241,100
  Redeemed...................................  (4,123,694)   (57,707,409)  (8,214,473)   (118,284,211)
                                               ----------   ------------   ----------   -------------
  Net increase/(decrease)....................  (1,519,473)  $(22,286,499)    (272,840)  $  (4,477,335)
                                               ==========   ============   ==========   =============
PRIMARY B SHARES:
  Sold.......................................      84,467   $  1,140,309      245,436   $   3,520,560
  Issued as reinvestment of dividends........      10,826        141,940        3,291          45,259
  Redeemed...................................     (64,404)      (954,086)     (22,624)       (306,148)
                                               ----------   ------------   ----------   -------------
  Net increase...............................      30,889   $    328,163      226,103   $   3,259,671
                                               ==========   ============   ==========   =============
INVESTOR A SHARES:
  Sold.......................................     615,059   $  8,691,198      546,489   $   7,824,718
  Issued in exchange for Class A Shares of
    Pilot Small Capitalization Equity Fund
    (Note 9).................................          --             --           --              --
  Issued as reinvestment of dividends........      46,546        604,538       77,403       1,054,366
  Redeemed...................................    (681,494)    (9,519,020)    (229,441)     (3,335,041)
                                               ----------   ------------   ----------   -------------
  Net increase/(decrease)....................     (19,889)  $   (223,284)     394,451   $   5,544,043
                                               ==========   ============   ==========   =============
INVESTOR B SHARES:
  Sold.......................................      88,653   $  1,261,731      269,650   $   3,748,488
  Issued in exchange for Class B Shares of
    Pilot Small Capitalization Equity Fund
    (Note 9).................................          --             --           --              --
  Issued as reinvestment of
    dividends................................     140,430      1,761,010      247,739       3,275,603
  Redeemed...................................    (237,207)    (3,253,988)    (376,980)     (5,241,813)
                                               ----------   ------------   ----------   -------------
  Net increase/(decrease)....................      (8,124)  $   (231,247)     140,409   $   1,782,278
                                               ==========   ============   ==========   =============
INVESTOR C SHARES:
  Sold.......................................      63,615   $    866,326       68,305   $     936,567
  Issued as reinvestment of
    dividends................................       6,989         87,932        7,368          97,347
  Redeemed...................................     (34,546)      (475,241)     (27,993)       (398,886)
                                               ----------   ------------   ----------   -------------
  Net increase...............................      36,058   $    479,017       47,680   $     635,028
                                               ==========   ============   ==========   =============

                                                 NATIONS SMALL COMPANY
                                                     GROWTH FUND
                                                     PERIOD ENDED
                                               SEPTEMBER 30, 1997(b)(c)          PERIOD ENDED
                                                      (UNAUDITED)               MAY 16, 1997(d)
                                               -------------------------   -------------------------
                                                 SHARES       DOLLARS        SHARES       DOLLARS
                                               ------------------------------------------------------
PRIMARY A SHARES:
  Sold.......................................   1,376,532   $ 19,051,502    3,463,179   $ 39,823,163
  Issued in exchange for Pilot Shares of
    Pilot Small Capitalization Equity Fund
    (Note 9).................................   9,065,316     97,384,500           --             --
  Issued as reinvestment of dividends........         494             --        8,255         96,586
  Redeemed...................................  (1,003,053)   (13,877,486)  (1,023,407)   (11,849,777)
                                                ---------   ------------    ---------   ------------
  Net increase/(decrease)....................   9,439,289   $102,558,516    2,448,027   $ 28,069,972
                                                =========   ============    =========   ============
PRIMARY B SHARES:
  Sold.......................................
  Issued as reinvestment of dividends........
  Redeemed...................................

  Net increase...............................

INVESTOR A SHARES:
  Sold.......................................      77,885   $  1,140,152       88,361   $  1,015,071
  Issued in exchange for Class A Shares of
    Pilot Small Capitalization Equity Fund
    (Note 9).................................     306,758      3,289,854           --             --
  Issued as reinvestment of dividends........          --             --        1,757         20,377
  Redeemed...................................     (34,204)      (465,774)     (28,776)      (331,754)
                                                ---------   ------------    ---------   ------------
  Net increase/(decrease)....................     350,439   $  3,964,232       61,342   $    703,694
                                                =========   ============    =========   ============
INVESTOR B SHARES:
  Sold.......................................      39,989   $    588,531       58,307   $    660,045
  Issued in exchange for Class B Shares of
    Pilot Small Capitalization Equity Fund
    (Note 9).................................     219,116      2,344,500           --             --
  Issued as reinvestment of
    dividends................................          --             --          676         10,243
  Redeemed...................................    (223,661)    (3,361,270)     (16,425)      (188,143)
                                                ---------   ------------    ---------   ------------
  Net increase/(decrease)....................      35,444   $   (428,239)      42,558   $    482,145
                                                =========   ============    =========   ============
INVESTOR C SHARES:
  Sold.......................................     214,569   $  3,257,143
  Issued as reinvestment of
    dividends................................          --             --
  Redeemed...................................        (189)        (2,879)
                                                ---------   ------------
  Net increase...............................     214,380   $  3,254,264
                                                =========   ============

---------------

(a) Nations Emerging Growth Fund's Primary B Shares commenced operations on June 28, 1996.

(b) This period reflects operations from May 17, 1997 through September 30, 1997 (Note 9).

(c) Nations Small Company Growth Fund's Investor C Shares commenced operations on September 19, 1997.

(d) The Nations Small Company Growth Fund's Primary A Shares (formerly the Pilot Small Capitalization Equity Fund's Pilot Shares prior to May 17, 1997), Investor A Shares (formerly the Pilot Small Capitalization Equity Fund's Class A Shares prior to May 17, 1997) and Investor B Shares (formerly the Pilot Small Capitalization Equity Fund's Class B Shares prior to May 17,
    1997) commenced operations on December 12, 1995.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

NATIONS FUNDS

--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                               NET ASSET                 NET REALIZED     NET INCREASE/    DIVIDENDS
                                 VALUE        NET       AND UNREALIZED    (DECREASE) IN     FROM NET
                               BEGINNING   INVESTMENT    GAIN/(LOSS)     NET ASSET VALUE   INVESTMENT
                               OF PERIOD     INCOME     ON INVESTMENTS   FROM OPERATIONS     INCOME
                               ----------------------------------------------------------------------
NATIONS BALANCED ASSETS FUND
PRIMARY A
Six months ended 09/30/1997
  (unaudited).................  $ 11.15      $ 0.17         $ 1.79           $  1.96         $(0.17)
Year ended 03/31/1997.........    11.65        0.39           1.03              1.42          (0.38)
Period ended 03/31/1996(a)....    12.68        0.11           0.45              0.56          (0.18)
Year ended 11/30/1995.........    10.44        0.38           2.21              2.59          (0.33)
Year ended 11/30/1994.........    10.87        0.25          (0.43)            (0.18)         (0.25)
Year ended 11/30/1993.........    10.24        0.29           0.64              0.93          (0.30)
Period ended 11/30/1992*......    10.00        0.06           0.18#             0.24             --
PRIMARY B
Six months ended 09/30/1997
  (unaudited).................  $ 11.14      $ 0.14         $ 1.78           $  1.92         $(0.14)
Period ended 03/31/1997*......    11.87        0.21           0.85              1.06          (0.25)
INVESTOR A
Six months ended 09/30/1997
  (unaudited).................  $ 11.13      $ 0.15         $ 1.79           $  1.94         $(0.16)
Year ended 03/31/1997.........    11.64        0.34           1.05              1.39          (0.36)
Period ended 03/31/1996(a)....    12.66        0.11           0.45              0.56          (0.17)
Year ended 11/30/1995.........    10.42        0.34           2.23              2.57          (0.31)
Year ended 11/30/1994.........    10.86        0.22          (0.44)            (0.22)         (0.22)
Year ended 11/30/1993.........    10.24        0.29           0.62              0.91          (0.29)
Period ended 11/30/1992*......    10.00        0.01           0.23#             0.24             --
INVESTOR B
Six months ended 09/30/1997
  (unaudited).................  $ 11.11      $ 0.12         $ 1.78           $  1.90         $(0.12)
Year ended 03/31/1997.........    11.62        0.29           1.04              1.33          (0.30)
Period ended 03/31/1996(a)....    12.63        0.09           0.45              0.54          (0.14)
Year ended 11/30/1995.........    10.40        0.28           2.22              2.50          (0.25)
Year ended 11/30/1994.........    10.85        0.17          (0.44)            (0.27)         (0.18)
Period ended 11/30/1993*......    10.61        0.14           0.23              0.37          (0.13)
INVESTOR C
Six months ended 09/30/1997
  (unaudited).................  $ 11.08      $ 0.14         $ 1.76           $  1.90         $(0.13)
Year ended 03/31/1997.........    11.60        0.33           1.02              1.35          (0.33)
Period ended 03/31/1996(a)....    12.61        0.09           0.45              0.54          (0.14)
Year ended 11/30/1995.........    10.38        0.26           2.21              2.47          (0.22)
Year ended 11/30/1994.........    10.82        0.14          (0.43)            (0.29)         (0.15)
Year ended 11/30/1993.........    10.23        0.23           0.59              0.82          (0.23)
Period ended 11/30/1992*......    10.00        0.01           0.22#             0.23             --

                                 DISTRIBUTION
                                   FROM NET          TOTAL         NET ASSET
                                   REALIZED        DIVIDENDS         VALUE
                                   CAPITAL            AND           END OF
                                    GAINS        DISTRIBUTIONS      PERIOD
                                 -------------------------------------------
NATIONS BALANCED ASSETS FUND
PRIMARY A
Six months ended 09/30/1997
  (unaudited).................    $(1.07)           $ (1.24)        $ 11.87
Year ended 03/31/1997.........    (1.54)              (1.92)          11.15
Period ended 03/31/1996(a)....    (1.41)              (1.59)          11.65
Year ended 11/30/1995.........    (0.02)              (0.35)          12.68
Year ended 11/30/1994.........      --                (0.25)          10.44
Year ended 11/30/1993.........      --                (0.30)          10.87
Period ended 11/30/1992*......      --                   --           10.24
PRIMARY B
Six months ended 09/30/1997
  (unaudited).................    $(1.07)           $ (1.21)        $ 11.85
Period ended 03/31/1997*......    (1.54)              (1.79)          11.14
INVESTOR A
Six months ended 09/30/1997
  (unaudited).................    $(1.07)           $ (1.23)        $ 11.84
Year ended 03/31/1997.........    (1.54)              (1.90)          11.13
Period ended 03/31/1996(a)....    (1.41)              (1.58)          11.64
Year ended 11/30/1995.........    (0.02)              (0.33)          12.66
Year ended 11/30/1994.........      --                (0.22)          10.42
Year ended 11/30/1993.........      --                (0.29)          10.86
Period ended 11/30/1992*......      --                   --           10.24
INVESTOR B
Six months ended 09/30/1997
  (unaudited).................    $(1.07)           $ (1.19)        $ 11.82
Year ended 03/31/1997.........    (1.54)              (1.84)          11.11
Period ended 03/31/1996(a)....    (1.41)              (1.55)          11.62
Year ended 11/30/1995.........    (0.02)              (0.27)          12.63
Year ended 11/30/1994.........      --                (0.18)          10.40
Period ended 11/30/1993*......      --                (0.13)          10.85
INVESTOR C
Six months ended 09/30/1997
  (unaudited).................    $(1.07)           $ (1.20)        $ 11.78
Year ended 03/31/1997.........    (1.54)              (1.87)          11.08
Period ended 03/31/1996(a)....    (1.41)              (1.55)          11.60
Year ended 11/30/1995.........    (0.02)              (0.24)          12.61
Year ended 11/30/1994.........      --                (0.15)          10.38
Year ended 11/30/1993.........      --                (0.23)          10.82
Period ended 11/30/1992*......      --                   --           10.23

---------------
  * Nations Balanced Assets Fund's Primary A, Primary B, Investor A, Investor B and Investor C Shares commenced operations on September 30, 1992, June 28, 1996, October 2, 1992, June 7, 1993 and October 2, 1992, respectively.
  + Annualized.
 ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
+++ Unaudited.
 # The amount shown at this caption for each share outstanding throughout the period may not accord with the change in the aggregate gains and losses in the portfolio securities for the period because of the timing of purchases and withdrawals of shares in relation to the fluctuating market value of the portfolio.
(a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.
(b) Average commission rate paid per share of securities purchased and sold by the Fund.
(c) The effect of the fees reduced by credits allowed by the Custodian on the operating expense ratio, with and without waivers and/or expense reimbursements and net investment income per share was less than 0.01% and $0.01, respectively.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS  (CONTINUED)

                                                                                         WITHOUT WAIVERS AND/OR
                                                                                         EXPENSE REIMBURSEMENTS
                                                                                     ------------------------------
                                   RATIO OF            RATIO OF                       RATIO OF
                 NET ASSETS        OPERATING        NET INVESTMENT                    OPERATING
                   END OF         EXPENSES TO         INCOME TO        PORTFOLIO     EXPENSES TO     NET INVESTMENT
     TOTAL         PERIOD           AVERAGE          AVERAGE NET       TURNOVER      AVERAGE NET         INCOME
    RETURN++     (IN 000'S)       NET ASSETS            ASSETS           RATE          ASSETS          PER SHARE
    ---------------------------------------------------------------------------------------------------------------
      18.80%      $145,433            1.01%+(c)          3.03%+           144%           1.01%+(c)       $ 0.17(c)
      12.50        135,731            1.00(c)            3.31             264            1.00(c)           0.39(c)
       4.90        164,215            1.00+              2.91+             83            1.00+             0.11
      25.27        163,198            0.99               3.25             174            0.99              0.38
     (1.73)        162,215            0.98               2.31             156            0.99              0.25
       9.22        178,270            0.90               2.82              50            0.97              0.29
       2.40+++     111,953            0.30+              3.85+             79            1.05+             0.05

      18.46%      $  7,672            1.51%+(c)          2.53%+           144%           1.51%+(c)       $ 0.14(c)
       9.06          5,537            1.50+(c)           2.81+            264            1.50+(c)          0.21(c)

      18.61%      $ 10,904            1.26%+(c)          2.78%+           144%           1.26%+(c)       $ 0.15(c)
      12.18          9,075            1.25(c)            3.06             264            1.25(c)           0.34(c)
       4.86          6,261            1.25+              2.66+             83            1.25+             0.11
      25.01          5,276            1.24               3.00             174            1.24              0.34
     (2.02)          4,881            1.23               2.06             156            1.24              0.22
       8.93          5,191            1.15               2.57              50            1.22              0.28
       2.40+++         547            0.55+              3.60+             79            1.30+             0.01

      18.31%      $ 71,875            1.84%+(c)          2.20%+           144%           1.84%+(c)       $ 0.12(c)
      11.62         64,058            1.75(c)            2.56             264            1.75(c)           0.29(c)
       4.69         65,764            1.75+              2.16+             83            1.75+             0.09
      24.35         65,275            1.74               2.50             174            1.74              0.28
     (2.51)         52,905            1.73               1.56             156            1.74              0.17
       3.45         27,982            1.65+              2.07+             50            1.72+             0.14

      18.35%      $  2,257            1.68%+(c)          2.36%+           144%           1.68%+(c)       $ 0.14(c)
      11.85          1,396            1.50(c)            2.81             264            1.50(c)           0.33(c)
       4.71          1,187            1.62+              2.29+             83            1.62+             0.09
      24.03            992            1.99               2.25             174            1.99              0.26
     (2.72)            951            1.98               1.31             156            1.99              0.14
       8.06          1,196            1.90               1.82              50            1.97              0.22
       2.30+++         156            1.30+              2.85+             79            2.05+             0.01


          AVERAGE
      COMMISSION RATE
          PAID(b)
    -----------------
          $0.0568
           0.0563
           0.0598
              N/A
              N/A
              N/A
              N/A

          $0.0568
           0.0563

          $0.0568
           0.0563
           0.0598
              N/A
              N/A
              N/A
              N/A

          $0.0568
           0.0563
           0.0598
              N/A
              N/A
              N/A

          $0.0568
           0.0563
           0.0598
              N/A
              N/A
              N/A
              N/A

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                        NET REALIZED
                               NET ASSET                    AND         NET INCREASE     DIVIDENDS
                                 VALUE        NET        UNREALIZED          IN           FROM NET
                               BEGINNING   INVESTMENT     GAIN ON      NET ASSET VALUE   INVESTMENT
                               OF PERIOD     INCOME     INVESTMENTS    FROM OPERATIONS     INCOME
                               --------------------------------------------------------------------
NATIONS EQUITY INCOME FUND
PRIMARY A
Six months ended 09/30/1997
  (unaudited).................  $ 12.30      $ 0.14        $ 2.54           $2.68          $(0.15)
Year ended 03/31/1997.........    13.14        0.43          1.55            1.98           (0.41)
Period ended 03/31/1996(a)....    11.81        0.30          1.77            2.07           (0.37)
Year ended 05/31/1995.........    11.43        0.42          1.11            1.53           (0.42)
Year ended 05/31/1994.........    12.06        0.38          0.22            0.60           (0.42)
Year ended 05/31/1993.........    11.41        0.37          1.08            1.45           (0.35)
Year ended 05/31/1992.........    10.19        0.34          1.25            1.59           (0.30)
Period ended 05/31/1991*......    10.00        0.05          0.14            0.19              --

PRIMARY B
Six months ended 09/30/1997
  (unaudited).................  $ 12.30      $ 0.14        $ 2.50           $2.64          $(0.12)
Period ended 03/31/1997*......    13.50        0.25          1.21            1.46           (0.25)

INVESTOR A
Six months ended 09/30/1997
  (unaudited).................  $ 12.26      $ 0.15        $ 2.51           $2.66          $(0.14)
Year ended 03/31/1997.........    13.11        0.36          1.58            1.94           (0.38)
Period ended 03/31/1996(a)....    11.78        0.27          1.77            2.04           (0.34)
Year ended 05/31/1995.........    11.41        0.40          1.10            1.50           (0.40)
Year ended 05/31/1994.........    12.02        0.37          0.21            0.58           (0.38)
Year ended 05/31/1993.........    11.40        0.34          1.05            1.39           (0.32)
Year ended 05/31/1992.........    10.19        0.29          1.27            1.56           (0.28)
Period ended 05/31/1991*......    10.04        0.05          0.10            0.15              --

INVESTOR B
Six months ended 09/30/1997
  (unaudited).................  $ 12.25      $ 0.11        $ 2.50           $2.61          $(0.10)
Year ended 03/31/1997.........    13.10        0.31          1.57            1.88           (0.32)
Period ended 03/31/1996(a)....    11.77        0.22          1.76            1.98           (0.28)
Year ended 05/31/1995.........    11.40        0.34          1.11            1.45           (0.35)
Period ended 05/31/1994*......    11.98        0.37          0.22            0.59           (0.36)

INVESTOR C
Six months ended 09/30/1997
  (unaudited).................  $ 12.35      $ 0.10        $ 2.55           $2.65          $(0.11)
Year ended 03/31/1997.........    13.19        0.33          1.59            1.92           (0.35)
Period ended 03/31/1996(a)....    11.83        0.21          1.78            1.99           (0.26)
Year ended 05/31/1995.........    11.47        0.32          1.08            1.40           (0.31)
Year ended 05/31/1994.........    12.04        0.28          0.21            0.49           (0.25)
Period ended 05/31/1993*......    11.13        0.32          1.32            1.64           (0.28)

                                        DISTRIBUTIONS
                                          FROM NET             TOTAL            NET ASSET
                                           REALIZED          DIVIDENDS            VALUE
                                           CAPITAL              AND              END OF
                                            GAINS          DISTRIBUTIONS         PERIOD
                                       ---------------------------------------------------
NATIONS EQUITY INCOME FUND
PRIMARY A
Six months ended 09/30/1997
  (unaudited).................             $(1.03)           $ (1.18)            $ 13.80
Year ended 03/31/1997.........              (2.41)             (2.82)              12.30
Period ended 03/31/1996(a)....              (0.37)             (0.74)              13.14
Year ended 05/31/1995.........              (0.73)             (1.15)              11.81
Year ended 05/31/1994.........              (0.81)             (1.23)              11.43
Year ended 05/31/1993.........              (0.45)             (0.80)              12.06
Year ended 05/31/1992.........              (0.07)             (0.37)              11.41
Period ended 05/31/1991*......                 --                 --               10.19

PRIMARY B
Six months ended 09/30/1997
  (unaudited).................             $(1.03)           $ (1.15)            $ 13.79
Period ended 03/31/1997*......              (2.41)             (2.66)              12.30

INVESTOR A
Six months ended 09/30/1997
  (unaudited).................             $(1.03)           $ (1.17)            $ 13.75
Year ended 03/31/1997.........              (2.41)             (2.79)              12.26
Period ended 03/31/1996(a)....              (0.37)             (0.71)              13.11
Year ended 05/31/1995.........              (0.73)             (1.13)              11.78
Year ended 05/31/1994.........              (0.81)             (1.19)              11.41
Year ended 05/31/1993.........              (0.45)             (0.77)              12.02
Year ended 05/31/1992.........              (0.07)             (0.35)              11.40
Period ended 05/31/1991*......                 --                 --               10.19

INVESTOR B
Six months ended 09/30/1997
  (unaudited).................             $(1.03)           $ (1.13)            $ 13.73
Year ended 03/31/1997.........              (2.41)             (2.73)              12.25
Period ended 03/31/1996(a)....              (0.37)             (0.65)              13.10
Year ended 05/31/1995.........              (0.73)             (1.08)              11.77
Period ended 05/31/1994*......              (0.81)             (1.17)              11.40

INVESTOR C
Six months ended 09/30/1997
  (unaudited).................             $(1.03)           $ (1.14)            $ 13.86
Year ended 03/31/1997.........              (2.41)             (2.76)              12.35
Period ended 03/31/1996(a)....              (0.37)             (0.63)              13.19
Year ended 05/31/1995.........              (0.73)             (1.04)              11.83
Year ended 05/31/1994.........              (0.81)             (1.06)              11.47
Period ended 05/31/1993*......              (0.45)             (0.73)              12.04

---------------
  * Nations Equity Income Fund's Primary A, Primary B, Investor A, Investor B and Investor C Shares commenced operations on April 11, 1991, June 28, 1996, April 16, 1991, June 7, 1993 and June 17, 1992, respectively.
  + Annualized.
 ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
+++ Unaudited.
(a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was May 31.
(b) Average commission rate paid per share of securities purchased and sold by the Fund.
(c) The effect of the fees reduced by credits allowed by the Custodian on the operating expense ratio, with and without waivers and/or expense reimbursements and net investment income per share was less than 0.01% and $0.01, respectively.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS  (CONTINUED)

                                                                                      WITHOUT WAIVERS AND/OR
                                                                                      EXPENSE REIMBURSEMENTS
                                                                                  ------------------------------
                                   RATIO OF          RATIO OF                      RATIO OF
                 NET ASSETS       OPERATING       NET INVESTMENT                   OPERATING
                   END OF        EXPENSES TO        INCOME TO        PORTFOLIO    EXPENSES TO     NET INVESTMENT         AVERAGE
     TOTAL         PERIOD          AVERAGE           AVERAGE         TURNOVER       AVERAGE       INCOME/(LOSS)      COMMISSION RATE
    RETURN++     (IN 000'S)       NET ASSETS        NET ASSETS         RATE       NET ASSETS        PER SHARE            PAID(b)
    --------------------------------------------------------------------------------------------------------------------------------
      23.17%      $ 359,043          0.86%+(c)         2.59%+            31%          0.86%+(c)       $ 0.14(c)          $0.0601
      15.62         200,772          0.91(c)           3.09             102           0.91(c)           0.43(c)           0.0609
      17.98         283,142          0.90+             2.84+             59           0.90+             0.30              0.0287
      14.79         283,082          0.92              3.75             158           0.93              0.42                 N/A
       5.00         225,740          0.94              3.41             116           0.95              0.38                 N/A
      13.30         175,949          0.92              3.37              55           1.04              0.36                 N/A
      15.91+++       18,104          1.10              3.15              84           2.21              0.22                 N/A
       1.90+++       10,194          1.12+             3.66+              9           1.80+            (0.06)                N/A

     22.78%      $   6,542          1.36%+(c)         2.09%+            31%          1.36%+(c)       $ 0.14(c)          $0.0601
      11.17           6,484          1.41+(c)          2.59+            102           1.41+(c)          0.25(c)           0.0609

      23.01%      $  61,145          1.11%+(c)         2.34%+            31%          1.11%+(c)       $ 0.15(c)          $0.0601
      15.30          47,891          1.16(c)           2.84             102           1.16(c)           0.36(c)           0.0609
      17.75          42,606          1.15+             2.59+             59           1.15+             0.27              0.0287
      14.53          35,538          1.17              3.50             158           1.18              0.40                 N/A
       4.74          33,691          1.19              3.16             116           1.20              0.37                 N/A
      12.78          32,760          1.17              3.12              55           1.29              0.33                 N/A
      15.59+++        3,418          1.35              2.90              84           2.46              0.18                 N/A
       1.49+++          497          1.37+             3.40+              9          15.09+            (1.30)                N/A

      22.65%      $ 127,233          1.69%+(c)         1.76%+            31%          1.69%+(c)       $ 0.11(c)          $0.0601
      14.76         108,055          1.66(c)           2.34             102           1.66(c)           0.31(c)           0.0609
      17.21         104,026          1.65+             2.09+             59           1.65+             0.22              0.0287
      14.03          75,371          1.67              3.00             158           1.68              0.34                 N/A
       4.84          46,043          1.69+             2.66+            116           1.70+             0.37                 N/A

      22.80%      $  11,767          1.53%+(c)         1.92%+            31%          1.53%+(c)       $ 0.10(c)          $0.0601
      15.01           5,007          1.41(c)           2.59             102           1.41(c)           0.33(c)           0.0609
      17.20           4,612          1.75+             1.99+             59           1.75+             0.21              0.0287
      13.49           4,278          1.92              2.75             158           1.93              0.32                 N/A
       3.96           4,221          1.94              2.41             116           1.95              0.28                 N/A
      15.31           4,377          1.92+             2.37+             55           2.04+             0.31                 N/A

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                           NET REALIZED
                                                               AND
                               NET ASSET                    UNREALIZED     NET INCREASE/    DIVIDENDS
                                 VALUE          NET        GAIN/(LOSS)     (DECREASE) IN     FROM NET
                               BEGINNING    INVESTMENT          ON        NET ASSET VALUE   INVESTMENT
                               OF PERIOD      INCOME       INVESTMENTS    FROM OPERATIONS     INCOME
                               -----------------------------------------------------------------------
NATIONS VALUE FUND
PRIMARY A
Six months ended 09/30/1997
  (unaudited).................  $ 17.87        $0.10          $ 4.33          $  4.43         $(0.11)
Year ended 03/31/1997.........    16.60         0.26            2.69             2.95          (0.26)
Period ended 03/31/1996(a)....    16.21         0.07            1.06             1.13          (0.12)
Year ended 11/30/1995.........    12.98         0.27            3.91             4.18          (0.28)
Year ended 11/30/1994.........    13.74         0.24           (0.23)            0.01          (0.23)
Year ended 11/30/1993.........    12.45         0.24            1.38             1.62          (0.24)
Year ended 11/30/1992.........    11.16         0.28            1.57             1.85          (0.27)
Year ended 11/30/1991.........     9.71         0.34            1.47             1.81          (0.36)
Year ended 11/30/1990.........    10.04         0.35           (0.36)           (0.01)         (0.32)
Period ended 11/30/1989*#.....    10.00         0.08           (0.04)            0.04          --

PRIMARY B
Six months ended 09/30/1997
  (unaudited).................  $ 17.87        $0.06          $ 4.32          $  4.38         $(0.06)
Period ended 03/31/1997*......    17.19         0.14            2.10             2.24          (0.14)

INVESTOR A
Six months ended 09/30/1997
  (unaudited).................  $ 17.87        $0.08          $ 4.32          $  4.40         $(0.08)
Year ended 03/31/1997.........    16.60         0.21            2.70             2.91          (0.22)
Period ended 03/31/1996(a)....    16.21         0.05            1.06             1.11          (0.10)
Year ended 11/30/1995.........    12.98         0.23            3.92             4.15          (0.25)
Year ended 11/30/1994.........    13.72         0.20           (0.20)            0.00          (0.20)
Year ended 11/30/1993.........    12.45         0.22            1.35             1.57          (0.21)
Year ended 11/30/1992.........    11.16         0.26            1.59             1.85          (0.27)
Year ended 11/30/1991.........     9.71         0.34            1.47             1.81          (0.36)
Period ended 11/30/1990*......    10.04         0.35           (0.36)           (0.01)         (0.32)

INVESTOR B
Six months ended 09/30/1997
  (unaudited).................  $ 17.81        $0.04          $ 4.29          $  4.33         $(0.04)
Year ended 03/31/1997.........    16.55         0.14            2.68             2.82          (0.14)
Period ended 03/31/1996(a)....    16.15         0.03            1.05             1.08          (0.06)
Year ended 11/30/1995.........    12.94         0.17            3.89             4.06          (0.18)
Year ended 11/30/1994.........    13.71         0.15           (0.22)           (0.07)         (0.16)
Period ended 11/30/1993*......    13.08         0.11            0.63             0.74          (0.11)

INVESTOR C
Six months ended 09/30/1997
  (unaudited).................  $ 17.75        $0.05          $ 4.28          $  4.33         $(0.05)
Year ended 03/31/1997.........    16.50         0.17            2.68             2.85          (0.18)
Period ended 03/31/1996(a)....    16.09         0.04            1.05             1.09          (0.06)
Year ended 11/30/1995.........    12.90         0.13            3.88             4.01          (0.15)
Year ended 11/30/1994.........    13.64         0.12           (0.22)           (0.10)         (0.10)
Year ended 11/30/1993.........    12.41         0.13            1.32             1.45          (0.13)
Period ended 11/30/1992*......    11.63         0.07            0.78             0.85          (0.07)

                                        DISTRIBUTIONS
                                           FROM NET            TOTAL            NET ASSET
                                           REALIZED          DIVIDENDS            VALUE
                                           CAPITAL              AND              END OF
                                            GAINS          DISTRIBUTIONS         PERIOD
                                       ---------------------------------------------------
NATIONS VALUE FUND
PRIMARY A
Six months ended 09/30/1997
  (unaudited).................             $(0.90)          $ (1.01)             $ 21.29
Year ended 03/31/1997.........              (1.42)            (1.68)               17.87
Period ended 03/31/1996(a)....              (0.62)            (0.74)               16.60
Year ended 11/30/1995.........              (0.67)            (0.95)               16.21
Year ended 11/30/1994.........              (0.54)            (0.77)               12.98
Year ended 11/30/1993.........              (0.09)            (0.33)               13.74
Year ended 11/30/1992.........              (0.29)            (0.56)               12.45
Year ended 11/30/1991.........                 --             (0.36)               11.16
Year ended 11/30/1990.........                 --             (0.32)                9.71
Period ended 11/30/1989*#.....                 --            --                    10.04

PRIMARY B
Six months ended 09/30/1997
  (unaudited).................             $(0.90)          $ (0.96)             $ 21.29
Period ended 03/31/1997*......              (1.42)            (1.56)               17.87

INVESTOR A
Six months ended 09/30/1997
  (unaudited).................             $(0.90)          $ (0.98)             $ 21.29
Year ended 03/31/1997.........              (1.42)            (1.64)               17.87
Period ended 03/31/1996(a)....              (0.62)            (0.72)               16.60
Year ended 11/30/1995.........              (0.67)            (0.92)               16.21
Year ended 11/30/1994.........              (0.54)            (0.74)               12.98
Year ended 11/30/1993.........              (0.09)            (0.30)               13.72
Year ended 11/30/1992.........              (0.29)            (0.56)               12.45
Year ended 11/30/1991.........                 --             (0.36)               11.16
Period ended 11/30/1990*......                 --             (0.32)                9.71

INVESTOR B
Six months ended 09/30/1997
  (unaudited).................             $(0.90)          $ (0.94)              $ 21.20
Year ended 03/31/1997.........              (1.42)            (1.56)                17.81
Period ended 03/31/1996(a)....              (0.62)            (0.68)                16.55
Year ended 11/30/1995.........              (0.67)            (0.85)                16.15
Year ended 11/30/1994.........              (0.54)            (0.70)                12.94
Period ended 11/30/1993*......                 --             (0.11)                13.71

INVESTOR C
Six months ended 09/30/1997
  (unaudited).................             $(0.90)          $ (0.95)              $ 21.13
Year ended 03/31/1997.........              (1.42)            (1.60)                17.75
Period ended 03/31/1996(a)....              (0.62)            (0.68)                16.50
Year ended 11/30/1995.........              (0.67)            (0.82)                16.09
Year ended 11/30/1994.........              (0.54)            (0.64)                12.90
Year ended 11/30/1993.........              (0.09)            (0.22)                13.64
Period ended 11/30/1992*......                 --             (0.07)                12.41

---------------
   * Nations Value Fund's Primary A, Primary B, Investor A, Investor B and Investor C Shares commenced operations on September 19, 1989, June 28, 1996, December 6, 1989, June 7, 1993 and June 17, 1992, respectively.
   + Annualized.
  ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
 +++ Unaudited.
   # Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period since use of the undistributed income method did not accord with the results of operations.
 (a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.
 (b) Average commission rate paid per share of securities purchased and sold by the Fund.
 (c) The effect of the fees reduced by credits allowed by the Custodian on the operating expense ratio, with and without waivers and/or expense reimbursements and net investment income per share was less than 0.01% and $0.01, respectively.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS  (CONTINUED)

                                                                                    WITHOUT WAIVERS AND/OR
                                                                                    EXPENSE REIMBURSEMENTS
                                                                                ------------------------------
                                 RATIO OF          RATIO OF                      RATIO OF
                 NET ASSETS      OPERATING      NET INVESTMENT                   OPERATING
                   END OF       EXPENSES TO       INCOME TO        PORTFOLIO    EXPENSES TO     NET INVESTMENT         AVERAGE
     TOTAL         PERIOD         AVERAGE        AVERAGE NET       TURNOVER       AVERAGE           INCOME         COMMISSION RATE
    RETURN++     (IN 000'S)     NET ASSETS          ASSETS           RATE       NET ASSETS        PER SHARE            PAID(b)
----------------------------------------------------------------------------------------------------------------------------------
      25.66%    $1,691,142          0.94%+(c)        1.13%+           29%           0.94%+(c)       $ 0.10(c)          $0.0618
      18.07      1,200,853          0.97(c)          1.51             47            0.97(c)           0.26(c)           0.0649
       7.20        998,957          0.96+            1.30+            12            0.96+             0.07              0.0648
      34.53        956,669          0.94             1.90             63            0.94              0.27                 N/A
      (0.08)       799,743          0.93             1.85             75            0.93              0.24                 N/A
      13.19        707,185          0.96             1.98             64            0.97              0.24                 N/A
      17.00+++     282,138          0.90             2.31             60            0.97              0.27                 N/A
      18.79+++      82,360          0.53             3.33             51            0.99              0.30                 N/A
      (0.16)+++     19,769          0.21             4.19             24            1.11              0.26                 N/A
       0.40+++       5,161          0.49+            4.41+            --            1.41+             0.06                 N/A

      25.36%    $   23,739          1.44%+(c)        0.63%+           29%           1.44%+(c)       $ 0.06(c)          $0.0618
      13.20         27,586          1.47+(c)         1.01+            47            1.47+(c)          0.14(c)           0.0649

     25.52%     $  109,761          1.19%+(c)        0.88%+           29%           1.19%+(c)       $ 0.08(c)          $0.0618
      17.80         70,305          1.22(c)          1.26             47            1.22(c)           0.21(c)           0.0649
       7.07         54,341          1.21+            1.05+            12            1.21+             0.05              0.0648
      34.22         48,440          1.19             1.65             63            1.19              0.23                 N/A
      (0.17)        35,445          1.18             1.60             75            1.18              0.21                 N/A
      12.80         32,607          1.21             1.73             64            1.22              0.22                 N/A
      16.96+++      24,536          1.06             2.15             60            1.15              0.25                 N/A
      18.79+++      13,514          0.53             3.33             51            0.99              0.30                 N/A
      (0.16)+++      7,020          0.21+            4.19+            24            1.11+             0.26                 N/A

      25.15%    $  123,457          1.71%+(c)        0.36%+           29%           1.71%+(c)       $ 0.04(c)          $0.0618
      17.21         99,999          1.72(c)          0.76             47            1.72(c)           0.14(c)           0.0649
       6.90         88,861          1.71+            0.55+            12            1.71+             0.03              0.0648
      33.55         83,699          1.69             1.15             63            1.69              0.17                 N/A
      (0.69)        42,530          1.68             1.10             75            1.68              0.15                 N/A
       5.65         10,449          1.71+            1.23+            64            1.72+             0.11                 N/A

      25.26%    $   15,192          1.62%+(c)        0.45%+           29%           1.62%+(c)       $ 0.05(c)          $0.0618
      17.51          6,519          1.47(c)          1.01             47            1.47(c)           0.17(c)           0.0649
       6.99          4,633          1.58+            0.68+            12            1.58+             0.04              0.0648
      33.15          4,185          1.94             0.90             63            1.94              0.13                 N/A
      (0.92)         2,983          1.93             0.85             75            1.93              0.12                 N/A
      11.85          2,997          1.96             0.98             64            1.97              0.13                 N/A
       7.33+++       1,286          1.98+            1.22+            60            1.98+             0.07                 N/A

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                          NET REALIZED
                                              AND
                 NET ASSET                 UNREALIZED                      DIVIDENDS    DISTRIBUTIONS       TOTAL       NET ASSET
                   VALUE        NET       GAIN/(LOSS)    NET INCREASE IN    FROM NET      FROM NET        DIVIDENDS       VALUE
                 BEGINNING   INVESTMENT        ON        NET ASSET VALUE   INVESTMENT     REALIZED           AND         END OF
                 OF PERIOD     INCOME     INVESTMENTS    FROM OPERATIONS     INCOME     CAPITAL GAINS   DISTRIBUTIONS    PERIOD
                 ----------------------------------------------------------------------------------------------------------------
NATIONS EQUITY
INDEX FUND
PRIMARY A
Six months ended
  09/30/1997
  (unaudited)...  $ 15.89      $ 0.14        $ 4.01           $4.15          $(0.13)       $ (0.05)        $ (0.18)      $ 19.86
Year ended
  03/31/1997....    13.58        0.26          2.36            2.62           (0.26)         (0.05)          (0.31)        15.89
Period ended
03/31/1996(a)...    12.91        0.08          0.86            0.94           (0.13)         (0.14)          (0.27)        13.58
Year ended
  11/30/1995....     9.84        0.28          3.20            3.48           (0.28)         (0.13)          (0.41)        12.91
Period ended
  11/30/1994*...    10.00        0.24         (0.21)           0.03           (0.19)            --           (0.19)         9.84

PRIMARY B
Six months ended
  09/30/1997
  (unaudited)...  $ 15.89      $ 0.10        $ 4.00           $4.10          $(0.08)       $ (0.05)        $ (0.13)      $ 19.86
Period ended
  03/31/1997*...    14.13        0.16          1.80            1.96           (0.15)         (0.05)          (0.20)        15.89

INVESTOR A
Six months ended
  09/30/1997
  (unaudited)...  $ 15.87      $ 0.11        $ 4.00           $4.11          $(0.11)       $ (0.05)        $ (0.16)      $ 19.82
Year ended
  03/31/1997....    13.58        0.25          2.32            2.57           (0.23)         (0.05)          (0.28)        15.87
Period ended
03/31/1996(a)...    12.91        0.06          0.87            0.93           (0.12)         (0.14)          (0.26)        13.58
Period ended
  11/30/1995*...    12.29        0.03          0.59            0.62              --             --              --         12.91

---------------
   * Nations Equity Index Fund's Primary A, Primary B and Investor A Shares commenced operations on December 15, 1993, June 28, 1996 and October 10, 1995, respectively.
   + Annualized.
  ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
 (a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.
 (b) Average commission rate paid per share of securities purchased and sold by the Fund.
 (c) The effect of the fees reduced by credits allowed by the Custodian on the operating expense ratio, with and without waivers and/or expense reimbursements and net investment income per share was less than 0.01% and $0.01, respectively.
 (d) The effect of interest expense on the operating expense ratio was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS  (CONTINUED)

                                                    RATIO OF
                                 RATIO OF          OPERATING            RATIO OF
                 NET ASSETS      OPERATING        EXPENSES TO        NET INVESTMENT
                   END OF       EXPENSES TO       AVERAGE NET          INCOME TO        PORTFOLIO
     TOTAL         PERIOD         AVERAGE       ASSETS INCLUDING        AVERAGE         TURNOVER
    RETURN++     (IN 000'S)     NET ASSETS      INTEREST EXPENSE       NET ASSETS         RATE
    ---------------------------------------------------------------------------------------------
      26.18%      $731,202          0.35%+             (d)                1.49%+              8%
      19.41        567,039          0.35(c)            N/A                1.91                5
       7.33        192,388          0.35+             0.35%+              1.99+               2
      36.35        145,021          0.37              0.38                2.44               18

       0.29        123,147          0.35+              N/A                2.64+              14
      25.86%      $  5,028          0.85%+             (d)                0.99%+              8%

      13.93          5,505          0.85+(c)           N/A                1.41+               5
      25.94%      $  2,752          0.60%+             (d)                1.24%+              8%
      19.06          2,574          0.60(c)            N/A                1.66                5
       7.26             95          0.35+             0.35%+              1.99+               2
       5.04             11          0.62+             0.63+               2.19+              18

           WITHOUT WAIVERS AND/OR
           EXPENSE REIMBURSEMENTS
    ----------------------------------
     RATIO OF
     OPERATING
    EXPENSES TO         NET INVESTMENT        AVERAGE
    AVERAGE NET            INCOME         COMMISSION RATE
      ASSETS              PER SHARE           PAID(b)
    ------------------------------------------------------
      0.66%+              $ 0.11             $0.0276
      0.70(c)               0.21(c)           0.0173
      0.73+                 0.07              0.0291
      0.78                  0.23                 N/A
      0.79+                 0.20                 N/A

      1.16%+              $ 0.07             $0.0276
      1.20+(c)              0.11(c)           0.0173

      0.91%+              $ 0.08             $0.0276
      0.95(c)               0.20(c)           0.0173
      0.73+                 0.05              0.0291
      1.03+                 0.02                 N/A

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                             NET REALIZED
                                NET ASSET                        AND
                                  VALUE           NET         UNREALIZED     NET INCREASE IN
                                BEGINNING     INVESTMENT         GAIN        NET ASSET VALUE
                                OF PERIOD    INCOME/(LOSS)  ON INVESTMENTS   FROM OPERATIONS
                               -------------------------------------------------------------
NATIONS CAPITAL GROWTH FUND
PRIMARY A
Six months ended 09/30/1997
  (unaudited).................    $11.70        $  0.02         $ 3.02            $3.04
Year ended 03/31/1997##.......     13.43           0.05           1.66             1.71
Period ended 03/31/1996(a)....     14.24           0.02           0.38             0.40
Year ended 11/30/1995.........     11.23           0.09           3.28             3.37
Year ended 11/30/1994.........     11.08           0.09           0.14             0.23
Year ended 11/30/1993.........     10.68           0.09           0.42             0.51
Period ended 11/30/1992*......     10.00           0.02           0.66#            0.68

PRIMARY B
Six months ended 09/30/1997
  (unaudited).................    $11.68        $ (0.03)        $ 3.04            $3.01
Period ended 03/31/1997*##....     13.96          (0.01)          1.12             1.11

INVESTOR A
Six months ended 09/30/1997
  (unaudited).................    $11.67        $  0.00(b)      $ 3.02            $3.02
Year ended 03/31/1997##.......     13.41           0.02           1.65             1.67
Period ended 03/31/1996(a)....     14.22           0.01           0.38             0.39
Year ended 11/30/1995.........     11.21           0.06           3.28             3.34
Year ended 11/30/1994.........     11.06           0.07           0.14             0.21
Year ended 11/30/1993.........     10.67           0.07           0.41             0.48
Period ended 11/30/1992*......     10.00           0.01           0.66#            0.67

INVESTOR B
Six months ended 09/30/1997
  (unaudited).................    $11.47        $ (0.04)        $ 2.96            $2.92
Year ended 03/31/1997##.......     13.31          (0.08)          1.63             1.55
Period ended 03/31/1996(a)....     14.15          (0.02)          0.37             0.35
Year ended 11/30/1995.........     11.17          (0.03)          3.27             3.24
Year ended 11/30/1994.........     11.05          (0.01)          0.13             0.12
Period ended 11/30/1993*......     10.55          (0.01)          0.53             0.52

INVESTOR C
Six months ended 09/30/1997
  (unaudited).................    $11.50        $ (0.02)        $ 2.96            $2.94
Year ended 03/31/1997##.......     13.26          (0.01)          1.64             1.63
Period ended 03/31/1996(a)....     14.09           0.00(b)        0.36             0.36
Year ended 11/30/1995.........     11.14          (0.03)          3.24             3.21
Year ended 11/30/1994.........     11.01          (0.02)          0.15             0.13
Year ended 11/30/1993.........     10.67          (0.00)(b)       0.38             0.38
Period ended 11/30/1992*......     10.00          (0.00)(b)       0.67#            0.67


                               DIVIDENDS   DISTRIBUTIONS      TOTAL
                               FROM NET      FROM NET       DIVIDENDS
                               INVESTMENT    REALIZED         AND
                                 INCOME    CAPITAL GAINS  DISTRIBUTIONS
                               ----------------------------------------
NATIONS CAPITAL GROWTH FUND
PRIMARY A
Six months ended 09/30/1997
  (unaudited).................  $(0.01)      $ (1.50)        $ (1.51)
Year ended 03/31/1997##.......   (0.05)        (3.39)          (3.44)
Period ended 03/31/1996(a)....   (0.02)        (1.19)          (1.21)
Year ended 11/30/1995.........   (0.10)        (0.26)          (0.36)
Year ended 11/30/1994.........   (0.08)        (0.00)(b)       (0.08)
Year ended 11/30/1993.........   (0.10)        (0.01)          (0.11)
Period ended 11/30/1992*......      --            --              --

PRIMARY B
Six months ended 09/30/1997
  (unaudited).................      --       $ (1.50)        $ (1.50)
Period ended 03/31/1997*##....      --         (3.39)          (3.39)

INVESTOR A
Six months ended 09/30/1997
  (unaudited).................      --       $ (1.50)        $ (1.50)
Year ended 03/31/1997##.......  $(0.02)        (3.39)          (3.41)
Period ended 03/31/1996(a)....   (0.01)        (1.19)          (1.20)
Year ended 11/30/1995.........   (0.07)        (0.26)          (0.33)
Year ended 11/30/1994.........   (0.06)        (0.00)(b)       (0.06)
Year ended 11/30/1993.........   (0.08)        (0.01)          (0.09)
Period ended 11/30/1992*......      --            --              --

INVESTOR B
Six months ended 09/30/1997
  (unaudited).................      --       $ (1.50)        $ (1.50)
Year ended 03/31/1997##.......      --         (3.39)          (3.39)
Period ended 03/31/1996(a)....      --         (1.19)          (1.19)
Year ended 11/30/1995.........      --         (0.26)          (0.26)
Year ended 11/30/1994.........      --         (0.00)(b)       (0.00)(b)
Period ended 11/30/1993*......  $(0.02)           --           (0.02)

INVESTOR C
Six months ended 09/30/1997
  (unaudited).................      --       $ (1.50)        $ (1.50)
Year ended 03/31/1997##.......      --         (3.39)          (3.39)
Period ended 03/31/1996(a)....      --         (1.19)          (1.19)
Year ended 11/30/1995.........      --         (0.26)          (0.26)
Year ended 11/30/1994.........      --         (0.00)(b)       (0.00)(b)
Year ended 11/30/1993.........  $(0.03)        (0.01)          (0.04)
Period ended 11/30/1992*......      --            --           (0.00)(b)

---------------

   * The Nations Capital Growth Fund's Primary A, Primary B, Investor A, Investor B and Investor C Shares commenced operations on September 30, 1992, June 28, 1996, October 2, 1992, June 7, 1993 and October 2, 1992,
     respectively.
   + Annualized.
  ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
 +++ Unaudited.
   # The amount shown at this caption for each share outstanding throughout the period may not accord with the change in the aggregate gains and losses in the portfolio securities for the period because of the timing of purchases and withdrawals of shares in relation to the fluctuating market value of the portfolio.
  ## Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period since use of the undistributed income method did not accord with the results of operations.
 (a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.
 (b) Amount represents less than $0.01 per share.
 (c) Average commission rate paid per share of securities purchased and sold by the Fund.
 (d) The effect of interest expense on the operating expense ratio was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS  (CONTINUED)

                                                                                                 WITHOUT WAIVERS AND/OR
                                                                                                 EXPENSE REIMBURSEMENTS
                                                                                             ------------------------------
                                             RATIO OF          RATIO OF                       RATIO OF
    NET ASSET                NET ASSETS      OPERATING      NET INVESTMENT                    OPERATING
      VALUE                    END OF       EXPENSES TO     INCOME/(LOSS)      PORTFOLIO     EXPENSES TO     NET INVESTMENT
     END OF      TOTAL         PERIOD         AVERAGE         TO AVERAGE       TURNOVER        AVERAGE       INCOME/(LOSS)
     PERIOD     RETURN++     (IN 000'S)     NET ASSETS        NET ASSETS         RATE        NET ASSETS        PER SHARE
    -----------------------------------------------------------------------------------------------------------------------
     $ 13.23      28.10%      $512,327          0.97%+(d)         0.24%+           42%           0.97%+          $ 0.02
       11.70      11.88        533,168          0.96(d)           0.39             75            0.96              0.05
       13.43       3.14        839,300          0.96+             0.38+            25            0.96+             0.02
       14.24      30.96        867,361          0.98              0.71             80            0.98              0.09
       11.23       2.14        717,914          0.90              0.85             56            0.91              0.09
       11.08       4.84        646,661          0.80              0.84             81            0.89              0.08
       10.68       6.80+++     728,629          0.30+             1.33+             7            1.05+             0.01

     $ 13.19      27.88%      $  8,548          1.47%+(d)        (0.26)%+          42%           1.47%+          $(0.03)
       11.68       7.07         12,367          1.46+(d)         (0.11)+           75            1.46+            (0.01)

     $ 13.19      28.00%      $ 27,344          1.22%+(d)        (0.01)%+          42%           1.22%+          $ 0.00(b)
       11.67      11.58         20,465          1.21(d)           0.14             75            1.21              0.02
       13.41       3.02         18,311          1.21+             0.13+            25            1.21+             0.01
       14.22      30.70         16,770          1.23              0.46             80            1.23              0.06
       11.21       1.93         11,038          1.15              0.60             56            1.16              0.07
       11.06       4.56         11,182          1.05              0.59             81            1.14              0.06
       10.67       6.70+++       1,225          0.55+             1.08+             7            1.30+             0.00(b)

     $ 12.89      27.58%      $ 50,539          1.97%+(d)        (0.76)%+          42%           1.97%+          $(0.04)
       11.47      10.68         41,933          1.96(d)          (0.61)            75            1.96             (0.08)
       13.31       2.77         41,045          1.96+            (0.62)+           25            1.96+            (0.02)
       14.15      29.80         40,868          1.98             (0.29)            80            1.98             (0.03)
       11.17       1.12         23,591          1.90             (0.15)            56            1.91             (0.01)
       11.05       4.95          9,511          1.80+            (0.16)+           81            1.89+            (0.02)

     $ 12.94      27.70%      $  6,768          1.63%+(d)        (0.42)%+          42%           1.63%+          $(0.02)
       11.50      11.39          5,752          1.46(d)          (0.11)            75            1.46             (0.01)
       13.26       2.86          3,655          1.58+            (0.24)+           25            1.58+             0.00(b)
       14.09      29.61          3,322          1.98             (0.29)            80            1.98             (0.03)
       11.14       1.22          2,394          1.90             (0.15)            56            1.91             (0.02)
       11.01       3.61          2,919          1.80             (0.16)            81            1.89              0.00(b)
       10.67       6.70+++         406          1.30+             0.33+             7            2.05+             0.00(b)


          AVERAGE
      COMMISSION RATE
          PAID(c)
      ---------------

          $0.0567
           0.0604
           0.0632
              N/A
              N/A
              N/A
              N/A

          $0.0567
           0.0604

          $0.0567
           0.0604
           0.0632
              N/A
              N/A
              N/A
              N/A

          $0.0567
           0.0604
           0.0632
              N/A
              N/A
              N/A

          $0.0567
           0.0604
           0.0632
              N/A
              N/A
              N/A
              N/A

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                                             NET REALIZED
                                               NET ASSET                         AND         NET INCREASE/   DIVIDENDS
                                                 VALUE           NET          UNREALIZED     (DECREASE) IN    FROM NET
                                               BEGINNING     INVESTMENT      GAIN/(LOSS)    NET ASSET VALUE  INVESTMENT
                                               OF PERIOD    INCOME/(LOSS)   ON INVESTMENTS  FROM OPERATIONS    INCOME
                                              -------------------------------------------------------------------------
NATIONS DISCIPLINED EQUITY FUND
PRIMARY A
Six months ended 09/30/1997 (unaudited)......    $18.47        $  0.04          $ 5.63          $  5.67        $(0.03)
Year ended 03/31/1997........................     17.19           0.14            2.79             2.93         (0.14)
Period ended 03/31/1996(a)...................     17.06           0.05            0.35             0.40         (0.04)
Year ended 11/30/1995........................     13.08           0.10            3.96             4.06         (0.08)
Period ended 11/30/1994*.....................     13.31           0.01           (0.23)#          (0.22)        (0.01)
Period ended 04/29/1994*.....................     13.65          (0.05)           2.66             2.61            --
Period ended 04/30/1993*.....................     10.00          (0.03)           3.74             3.71            --

PRIMARY B
Six months ended 09/30/1997 (unaudited)......    $18.47        $ (0.01)         $ 5.63          $  5.62            --
Period ended 03/31/1997***...................     17.84           0.03            2.15             2.18        $(0.04)

INVESTOR A
Six months ended 09/30/1997 (unaudited)......    $18.44        $  0.02          $ 5.61          $  5.63        $(0.01)
Year ended 03/31/1997........................     17.16           0.08            2.80             2.88         (0.09)
Period ended 03/31/1996(a)...................     17.04           0.04            0.35             0.39         (0.04)
Year ended 11/30/1995........................     13.06           0.09            3.96             4.05         (0.07)
Period ended 11/30/1994**....................     13.30           0.00(b)        (0.23)#          (0.23)        (0.01)
Period ended 04/30/1994**....................     14.94          (0.04)           1.35             1.31            --

INVESTOR B
Six months ended 09/30/1997 (unaudited)......    $18.20        $ (0.05)         $ 5.52          $  5.47            --
Year ended 03/31/1997........................     17.00          (0.05)           2.76             2.71            --
Period ended 03/31/1996(a)...................     16.89          (0.01)           0.35             0.34            --
Year ended 11/30/1995........................     13.02           0.03            3.87             3.90        $(0.03)
Period ended 11/30/1994***...................     12.77          (0.02)           0.28             0.26         (0.01)

INVESTOR C
Six months ended 09/30/1997 (unaudited)......    $18.41        $ (0.02)         $ 5.60          $  5.58            --
Year ended 03/31/1997........................     17.10           0.04            2.79             2.83        $(0.01)
Period ended 03/31/1996(a)...................     16.97           0.01            0.35             0.36            --
Period ended 11/30/1995***...................     14.08          (0.00)(b)        2.92             2.92         (0.03)

                                             DISTRIBUTIONS
                                                 NET                        TOTAL
                                               REALIZED     RETURN        DIVIDENDS
                                               CAPITAL       OF              AND
                                                GAINS      CAPITAL      DISTRIBUTIONS
                                            ------------------------------------------
NATIONS DISCIPLINED EQUITY FUND
PRIMARY A
Six months ended 09/30/1997 (unaudited)...... $(1.97)         --           $ (2.00)
Year ended 03/31/1997........................  (1.51)         --             (1.65)
Period ended 03/31/1996(a)...................  (0.23)         --             (0.27)
Year ended 11/30/1995........................    --           --             (0.08)
Period ended 11/30/1994*.....................    --        $(0.00)(b)        (0.01)
Period ended 04/29/1994*.....................  (2.95)         --             (2.95)
Period ended 04/30/1993*.....................  (0.06)         --             (0.06)

PRIMARY B
Six months ended 09/30/1997 (unaudited)...... $(1.97)         --           $ (1.97)
Period ended 03/31/1997***...................  (1.51)         --             (1.55)

INVESTOR A
Six months ended 09/30/1997 (unaudited)...... $(1.97)         --           $ (1.98)
Year ended 03/31/1997........................  (1.51)         --             (1.60)
Period ended 03/31/1996(a)...................  (0.23)         --             (0.27)
Year ended 11/30/1995........................    --           --             (0.07)
Period ended 11/30/1994**....................    --        $(0.00)(b)        (0.01)
Period ended 04/30/1994**....................  (2.95)         --             (2.95)

INVESTOR B
Six months ended 09/30/1997 (unaudited)...... $(1.97)         --           $ (1.97)
Year ended 03/31/1997........................  (1.51)         --             (1.51)
Period ended 03/31/1996(a)...................  (0.23)         --             (0.23)
Year ended 11/30/1995........................    --           --             (0.03)
Period ended 11/30/1994***...................    --        $(0.00)(b)        (0.01)

INVESTOR C
Six months ended 09/30/1997 (unaudited)...... $(1.97)         --           $ (1.97)
Year ended 03/31/1997........................  (1.51)         --             (1.52)
Period ended 03/31/1996(a)...................  (0.23)         --             (0.23)
Period ended 11/30/1995***...................    --           --             (0.03)

---------------
   * The period for the Nations Disciplined Equity Fund's Primary A Shares reflects operations from April 30, 1994 through November 30, 1994. The financial information for the fiscal periods through April 29, 1994 is based on the financial information for The Capitol Mutual Funds Special Equity Portfolio Class A Shares, which were reorganized into Primary A Shares of Nations Disciplined Equity Fund (then named Nations Special Equity Fund) as of the close of business on April 29, 1994. The Capitol Mutual Funds' Special Equity Portfolio Class A Shares commenced operations on October 1, 1992.
  ** The period for the Nations Disciplined Equity Fund's Investor A Shares reflects operations from April 30, 1994 through November 30, 1994. The financial information for the fiscal periods through April 29, 1994 is based on the financial information for The Capitol Mutual Funds Special Equity Portfolio Class B Shares, which were reorganized into Investor A Shares of Nations Disciplined Equity Fund (then named Nations Special Equity Fund) as of the close of business on April 29, 1994. The Capitol Mutual Funds Special Equity Portfolio Class B Shares commenced operations on July 26, 1993.
 *** The Nations Disciplined Equity Fund's Primary B, Investor B and Investor C
     Shares commenced operations on June 28, 1996, May 20, 1994 and May 10, 1995, respectively.
   + Annualized.
  ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
  # The amount shown at this caption for each share outstanding throughout the period may not accord with the change in the aggregate gains and losses in the portfolio securities for the period because of the timing of purchases and withdrawals of shares in relation to the fluctuating market value of the portfolio.
 (a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.
 (b) Amount represents less than $0.01 per share.
 (c) Average commission rate paid per share of securities purchased and sold by the Fund.
 (d) The effect of interest expense on the operating expense ratio was less than 0.01%.
 (e) The effect of the fees reduced by credits allowed by the Custodian on the operating expense ratio, with and without waivers and/or expense reimbursements and net investment income per share was less than 0.01% and $0.01, respectively.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS  (CONTINUED)

                                                       RATIO OF            RATIO OF
        NET ASSET                  NET ASSETS         OPERATING         NET INVESTMENT
          VALUE                      END OF          EXPENSES TO        INCOME/(LOSS)      PORTFOLIO
         END OF        TOTAL         PERIOD            AVERAGE            TO AVERAGE       TURNOVER
         PERIOD       RETURN++     (IN 000'S)         NET ASSETS          NET ASSETS         RATE
        --------------------------------------------------------------------------------------------
         $ 22.14        33.13%      $ 142,896             0.98%+(d)(e)        0.41%+           19%
           18.47        17.00         100,260             1.04(d)             0.70            120
           17.19         2.44         116,469             1.02+               0.82+            47
           17.06        31.13         109,939             1.30                0.85            124
           13.08        (1.62)          9,947             1.13+               0.12+           177
           13.31        18.79           8,079             1.20+              (0.60)+          475
           13.65        37.13           4,638             1.20+              (0.58)+          203

         $ 22.12        32.79%      $   1,118             1.48%+(d)(e)       (0.09)%+          19%
           18.47        12.13           1,121             1.54+(d)            0.20+           120

         $ 22.09        32.94%      $  10,268             1.23%+(d)(e)        0.16%+           19%
           18.44        16.76           6,837             1.29(d)             0.45            120
           17.16         2.35           4,722             1.12+               0.72+            47
           17.04        31.05           3,234             1.40                0.75            124
           13.06        (1.71)            252             1.23+               0.02+           177
           13.30         8.31             165             1.30+              (0.62)+          475

         $ 21.70        32.43%      $  26,997             1.98%+(d)(e)       (0.59)%+          19%
           18.20        15.86          20,257             2.04(d)            (0.30)           120
           17.00         2.08          18,412             2.02+              (0.18)+           47
           16.89        29.94          16,874             2.30               (0.15)           124
           13.02         2.02             177             2.09+              (0.84)+          177

         $ 22.02        32.67%      $     986             1.64%+(d)(e)       (0.25)%+          19%
           18.41        16.45             446             1.54(d)             0.20            120
           17.10         2.19             283             1.65+               0.19+            47
           16.97        20.78             322             2.30+              (0.15)+          124

           WITHOUT WAIVERS AND/OR
           EXPENSE REIMBURSEMENTS
    ----------------------------------
     RATIO OF
     OPERATING
    EXPENSES TO         NET INVESTMENT        AVERAGE
    AVERAGE NET          INCOME/(LOSS)    COMMISSION RATE
      ASSETS              PER SHARE           PAID(c)
    ------------------------------------------------------
      0.98%+(e)          $ 0.04(e)            $0.0250
      1.04                 0.14                0.0377
      1.02+                0.05                0.0627
      1.30                 0.10                   N/A
      1.56+               (0.03)                  N/A
      1.53+               (0.08)                  N/A
      1.31+               (0.03)                  N/A

      1.48%+(e)          $(0.01)(e)           $0.0250
      1.54+                0.03                0.0377

      1.23%+(e)          $ 0.02(e)            $0.0250
      1.29                 0.08                0.0377
      1.12+                0.04                0.0627
      1.40                 0.09                   N/A
      1.66+               (0.07)                  N/A
      1.74+               (0.07)                  N/A

      1.98%+(e)          $(0.05)(e)           $0.0250
      2.04                (0.05)               0.0377
      2.02+               (0.01)               0.0627
      2.30                 0.03                   N/A
      2.52+               (0.03)                  N/A

      1.64%+(e)          $(0.02)(e)           $0.0250
      1.54                 0.04                0.0377
      1.65+                0.01                0.0627
      2.30+               (0.00)(b)               N/A

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                      NET REALIZED     NET INCREASE/
                          NET ASSET                       AND          (DECREASE) IN    DISTRIBUTIONS       TOTAL       NET ASSET
                            VALUE         NET          UNREALIZED         IN NET          FROM NET        DIVIDENDS       VALUE
                          BEGINNING   INVESTMENT      GAIN/(LOSS)       ASSET VALUE       REALIZED           AND         END OF
                          OF PERIOD  INCOME/(LOSS)   ON INVESTMENTS   FROM OPERATIONS   CAPITAL GAINS   DISTRIBUTIONS    PERIOD
                         --------------------------------------------------------------------------------------------------------
NATIONS EMERGING
GROWTH FUND
PRIMARY A
Six months ended
  09/30/1997
  (unaudited).............  $ 12.86     $ (0.01)         $ 4.67           $  4.66          $ (0.68)        $ (0.68)      $ 16.84
Year ended 03/31/1997#....    14.04       (0.04)           0.20              0.16            (1.34)          (1.34)        12.86
Period ended
  03/31/1996#(a)..........    14.28       (0.00)(b)        1.26              1.26            (1.50)          (1.50)        14.04
Year ended 11/30/1995.....    11.41        0.01            3.26              3.27            (0.40)          (0.40)        14.28
Year ended 11/30/1994#....    10.87       (0.03)           0.71              0.68            (0.14)          (0.14)        11.41
Period ended
  11/30/1993*.............    10.00       (0.01)           0.89              0.88            (0.01)          (0.01)        10.87

PRIMARY B
Six months ended
  09/30/1997
  (unaudited).............  $ 12.81     $ (0.05)         $ 4.65           $  4.60          $ (0.68)        $ (0.68)      $ 16.73
Year ended 03/31/1997#*...    15.08       (0.08)          (0.85)            (0.93)           (1.34)          (1.34)        12.81

INVESTOR A
Six months ended
  09/30/1997
  (unaudited).............  $ 12.69     $ (0.04)         $ 4.64           $  4.60          $ (0.68)        $ (0.68)      $ 16.61
Year ended 03/31/1997#....    13.91       (0.07)           0.19              0.12            (1.34)          (1.34)        12.69
Period ended
  03/31/1996#(a)..........    14.17       (0.01)           1.25              1.24            (1.50)          (1.50)        13.91
Year ended 11/30/1995.....    11.35       (0.01)           3.23              3.22            (0.40)          (0.40)        14.17
Year ended 11/30/1994#....    10.85       (0.06)           0.70              0.64             0.14)          (0.14)        11.35
Period ended
  11/30/1993*.............     9.87       (0.03)           1.02              0.99            (0.01)          (0.01)        10.85

INVESTOR B
Six months ended
  09/30/1997
  (unaudited).............  $ 12.29     $ (0.09)         $ 4.46           $  4.37          $ (0.68)        $ (0.68)      $ 15.98
Year ended 03/31/1997#....    13.61       (0.18)           0.20              0.02            (1.34)          (1.34)        12.29
Period ended
  03/31/1996#(a)..........    13.93       (0.05)           1.23              1.18            (1.50)          (1.50)        13.61
Year ended 11/30/1995.....    11.24       (0.07)           3.16              3.09            (0.40)          (0.40)        13.93
Year ended 11/30/1994#....    10.82       (0.14)           0.70              0.56            (0.14)          (0.14)        11.24
Period ended
  11/30/1993*.............     9.88       (0.02)           0.96              0.94               --              --         10.82

INVESTOR C
Six months ended
  09/30/1997
  (unaudited).............  $ 12.31     $ (0.02)         $ 4.42           $  4.40          $ (0.68)        $ (0.68)      $ 16.03
Year ended 03/31/1997#....    13.56       (0.10)           0.19              0.09            (1.34)          (1.34)        12.31
Period ended
  03/31/1996#(a)..........    13.87       (0.03)           1.22              1.19            (1.50)          (1.50)        13.56
Year ended 11/30/1995.....    11.20       (0.08)           3.15              3.07            (0.40)          (0.40)        13.87
Year ended 11/30/1994#....    10.78       (0.14)           0.70              0.56            (0.14)          (0.14)        11.20
Period ended
  11/30/1993*.............     9.89       (0.09)           0.98              0.89               --              --         10.78

---------------
  * Nations Emerging Growth Fund's Primary A, Primary B, Investor A, Investor B and Investor C Shares commenced operations on December 4, 1992, June 28, 1996, December 10, 1992, June 7, 1993 and December 18, 1992, respectively.
  + Annualized.
 ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
  # Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period since use of the undistributed income method did not accord with the results of operations.
(a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.
(b) Amount represents less than $0.01 per share.
(c) Average commission rate paid per share of securities purchased and sold by the Fund.
(d) The effect of the fees reduced by credits allowed by the Custodian on the operating expense ratio, with and without waivers and/or expense reimbursements and net investment income per share was less than 0.01% and $0.01, respectively.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS  (CONTINUED)

                                                                                     WITHOUT WAIVERS AND/OR
                                                                                     EXPENSE REIMBURSEMENTS
                                                                                 ------------------------------
                                 RATIO OF          RATIO OF                       RATIO OF
                 NET ASSETS      OPERATING      NET INVESTMENT                    OPERATING
                   END OF       EXPENSES TO     INCOME/(LOSS)      PORTFOLIO     EXPENSES TO     NET INVESTMENT         AVERAGE
     TOTAL         PERIOD         AVERAGE         TO AVERAGE       TURNOVER        AVERAGE       INCOME/(LOSS)      COMMISSION RATE
    RETURN++     (IN 000'S)     NET ASSETS        NET ASSETS         RATE        NET ASSETS        PER SHARE            PAID(c)
  ---------------------------------------------------------------------------------------------------------------------------------
      37.71%      $324,588          0.97%+(d)        (0.22)%+          42%           0.97%+(d)       $(0.01)(d)        $  0.0444
       0.48        267,319          0.98(d)          (0.26)            93            0.98(d)          (0.04)(d)           0.0562
       9.87        295,764          0.99+            (0.06)+           39            0.99%+           (0.00)(b)           0.0599
      29.95        269,484          0.98              0.08            139            0.98              0.01                  N/A
       6.25        182,459          1.01             (0.29)           129            1.01             (0.03)                 N/A
       8.81        121,281          0.80+            (0.15)+          159            1.01+            (0.03)                 N/A

      37.38%      $  4,300          1.47%+(d)        (0.72)%+          42%           1.47%+(d)       $(0.05)(d)        $  0.0444
      (6.80)         2,897          1.48+(d)         (0.76)+           93            1.48+(d)         (0.08)(d)           0.0562

      37.74%      $ 15,533          1.22%+(d)        (0.47)%+          42%           1.22%+(d)       $(0.04)(d)        $  0.0444
       0.18         12,126          1.23(d)          (0.51)            93            1.23(d)          (0.07)(d)           0.0562
       9.80          7,802          1.24+            (0.31)+           39            1.24+            (0.01)              0.0599
      29.65          5,765          1.23             (0.17)           139            1.23             (0.01)                 N/A
       5.90          3,234          1.26             (0.54)           129            1.26             (0.05)                 N/A
       9.99          2,095          1.05+            (0.40)+          159            1.26+            (0.04)                 N/A

      37.08%      $ 43,204          1.97%+(d)        (1.22)%+          42%           1.97%+(d)       $(0.09)(d)        $  0.0444
      (0.57)        33,342          1.98(d)          (1.26)            93            1.98(d)          (0.18)(d)           0.0562
       9.52         34,989          1.99+            (1.06)+           39            1.99+            (0.05)              0.0599
      28.75         32,349          1.98             (0.92)           139            1.98             (0.07)                 N/A
       5.17         15,909          2.01             (1.29)           129            2.01             (0.09)                 N/A
       9.51          3,594          1.80+            (1.15)+          159            2.01+            (0.03)                 N/A

      37.26%      $  2,449          1.64%+(d)        (0.89)%+          42%           1.64%+(d)       $(0.02)(d)        $  0.0444
      (0.04)         1,437          1.48(d)          (0.76)            93            1.48(d)          (0.10)(d)           0.0562
       9.64            936          1.61+            (0.68)+           39            1.61+            (0.03)              0.0599
      28.67            805          1.98             (0.92)           139            1.98             (0.08)                 N/A
       5.19            542          2.01             (1.29)           129            2.01             (0.12)                 N/A
       9.00            469          1.80+            (1.15)+          159            2.01+            (0.11)                 N/A

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                         NET REALIZED
               NET ASSET                     AND          NET INCREASE     DIVIDENDS    DISTRIBUTIONS       TOTAL       NET ASSET
                 VALUE        NET         UNREALIZED         IN NET         FROM NET      FROM NET        DIVIDENDS       VALUE
               BEGINNING   INVESTMENT        GAIN          ASSET VALUE     INVESTMENT     REALIZED           AND         END OF
               OF PERIOD     INCOME     ON INVESTMENTS   FROM OPERATIONS     INCOME     CAPITAL GAINS   DISTRIBUTIONS    PERIOD
               ------------------------------------------------------------------------------------------------------------------
NATIONS SMALL
COMPANY GROWTH
FUND
PRIMARY A
Period ended
  09/30/1997*#
 (unaudited)...  $ 12.07     $ 0.01         $ 3.25            $3.26              --             --              --       $ 15.33
Period ended
  05/16/97*....    10.65       0.04           1.47             1.51          $(0.04)       $ (0.05)        $ (0.09)        12.07
Period ended
  08/31/96*....    10.00       0.09           0.64             0.73           (0.08)            --           (0.08)        10.65

INVESTOR A
Period ended
  09/30/1997*#
 (unaudited)...  $ 12.05     $ 0.00(b)      $ 3.24            $3.24              --             --              --       $ 15.29
Period ended
  05/16/97*....    10.64       0.03           1.46             1.49          $(0.03)       $ (0.05)        $ (0.08)        12.05
Period ended
  08/31/96*....    10.00       0.05           0.64             0.69           (0.05)            --           (0.05)        10.64

INVESTOR B
Period ended
  09/30/1997*#
 (unaudited)...  $ 12.03     $(0.02)        $ 3.21            $3.19              --             --              --       $ 15.22
Period ended
  05/16/97*....    10.65      (0.03)          1.46             1.43              --        $ (0.05)        $ (0.05)        12.03
Period ended
  08/31/96*....    10.00       0.01           0.65             0.66          $(0.01)            --           (0.01)        10.65

INVESTOR C
Period ended
  09/30/1997**#
 (unaudited)...  $ 15.18     $ 0.00(b)      $ 0.15            $0.15              --             --              --       $ 15.33

---------------
  * Nations Small Company Growth Fund's Primary A, Investor A and Investor B Shares commenced operations on May 16, 1997. The financial information for the fiscal periods through May 16, 1997 are based on the financial information for the Pilot Small Capitalization Equity Fund's Pilot Shares, Class A Shares and Class B Shares, which were reorganized into the Primary A Shares, Investor A Shares and Investor B Shares, respectively, as of the close of business on May 16, 1997.
 ** Nations Small Company Growth Fund's Investor C Shares commenced operations on September 19, 1997.
  + Annualized.
 ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
  # Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period since use of the undistributed income method did not accord with the results of operations.
(a) Average commission rate paid per share of securities purchased and sold by the Fund.
(b) Amount represents less than $0.01 per share.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS  (CONTINUED)

                                                                                   WITHOUT
                                                                                  CUSTODIAN          WITHOUT WAIVERS AND/OR
                                                                                   CREDIT            EXPENSE REIMBURSEMENTS
                                                                                 -----------     ------------------------------
                                 RATIO OF          RATIO OF                       RATIO OF        RATIO OF
                 NET ASSETS      OPERATING      NET INVESTMENT                    OPERATING       OPERATING
                   END OF       EXPENSES TO         INCOME         PORTFOLIO     EXPENSES TO     EXPENSES TO     NET INVESTMENT
     TOTAL         PERIOD         AVERAGE         TO AVERAGE       TURNOVER        AVERAGE         AVERAGE            LOSS
    RETURN++     (IN 000'S)     NET ASSETS        NET ASSETS         RATE        NET ASSETS      NET ASSETS        PER SHARE
-------------------------------------------------------------------------------------------------------------------------------
      38.24%      $144,706          0.96%+            0.22%+           15%           0.97%+          1.29%+          $(0.01)
      14.21        109,450          0.98+             0.54+            48              --            1.41+               --
       7.37         70,483          1.00+             1.06+            31              --            1.54+               --

      38.12%      $  5,359          1.21%+           (0.03)%+          15%           1.22%+          1.54%+          $(0.02)
      13.98          3,697          1.23+             0.30+            48              --            1.66+               --
       6.88          2,611          1.25+             0.66+            31              --            1.65+               --

      37.61%      $    540          1.71%+           (0.53)%+          15%           1.72%+          2.04%+          $(0.04)
      13.43          2,635          1.97+            (0.45)+           48              --            2.41+               --
       6.65          1,878          2.01+            (0.07)+           31              --            2.44+               --

       0.99%      $  3,287          1.62%+           (0.44)%+          15%           1.63%+          1.95%+          $(0.02)


          AVERAGE
      COMMISSION RATE
          PAID(a)
      ---------------
          $0.0540
           0.0323
           0.0340

          $0.0540
           0.0323
           0.0340

          $0.0540
           0.0323
           0.0340

          $0.0540

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Nations Fund Trust (the "Trust") and Nations Fund, Inc. (the "Company") are registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as open-end investment companies. As of the date of this report, the Trust offers thirty-three separate portfolios and the Company offers eight separate portfolios. Information presented in these financial statements pertains only to: Nations Balanced Assets Fund, Nations Equity Income Fund, Nations Value Fund, Nations Equity Index Fund, Nations Capital Growth Fund, Nations Disciplined Equity Fund, Nations Emerging Growth Fund and Nations Small Company Growth Fund (each, a "Fund" and collectively, the "Funds"). The financial statements for the remaining funds of the Trust and the Company are presented under separate cover. The Funds (except Nations Equity Index Fund) currently offer five classes of shares: Primary A Shares, Primary B Shares, Investor A Shares, Investor B Shares (formerly Investor N Shares) and Investor C Shares. Nations Equity Index Fund currently offers Primary A Shares, Primary B Shares and Investor A Shares. Shareholders of a Fund have equal voting rights on matters affecting all shareholders of the Fund. In addition, each class of shares of a Fund has exclusive voting rights on matters that relate solely to its class and separate voting rights on matters in which the interests of one class of shares differ from the interests of any other class.

1.  SIGNIFICANT ACCOUNTING POLICIES.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

Securities Valuation: The Funds' portfolio securities which are traded on a recognized stock exchange are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sale price on a national securities market. Securities traded only on over-the-counter markets (but not including securities reported on the NASDAQ National Market System) are valued on the basis of the closing over-the-counter bid prices or, if no sale occurred on such day, at the mean of the current bid and asked prices. Certain securities may be valued by one or more principal market makers. Securities reported on the NASDAQ National Market System are valued at the last sale price on the valuation date. Restricted securities, securities for which market quotations are not readily available, and other assets are valued by the investment adviser under the supervision of the Board of Trustees or the Board of Directors. Short-term investments that mature in 60 days or less are valued at amortized cost.

Repurchase Agreements: Each Fund may engage in repurchase agreement transactions, including joint repurchase agreement transactions in which the company along with other registered investment companies advised by NationsBanc Advisors, Inc. ("NBAI"), a wholly-owned subsidiary of NationsBank, N.A. ("NationsBank"), invest their aggregate cash balances in one or more large repurchase agreements. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The value of the collateral is at least equal at all times to the total amount of the repurchase obligations, including interest. Generally, in the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There would be a potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its right. Unless expressly permitted by the Securities and Exchange Commission, the Fund will not enter into repurchase agreements with the investment adviser, distributor or any of their affiliates. The Funds' investment adviser, acting under the supervision of the Board of Trustees or the Board of Directors, monitors the value of collateral received as well as the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

Futures Contracts: The Nations Equity Index Fund may invest in futures contracts for the purpose of hedging against changes in values of the Fund's securities or changes in the prevailing levels of interest rates or currency exchange rates or for gaining exposure to the equity market. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin." Subsequent payments ("variation margin") are made or received by the Fund each day, depending on the daily fluctuation of the value of the contract.

NATIONS FUNDS

--------------------------------------------------------------------------------
   NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking-to-market" on a daily basis to reflect the market value of the contract at the end of each day. The Fund recognizes a realized gain or loss, when the contract is closed, equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract.

Risks arise in the possible movement of the securities or indices underlying those investments. Risks also include the possibility that there may not be a liquid secondary market for these contracts, that a change in the value of the contract may not correlate with changes in the value of the underlying securities or that the counterparty to a contract may default on its obligation to perform.

Securities Transactions and Investment Income: Securities transactions are accounted for on a trade date basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses are computed based on the specific identification of the securities sold. Interest income, adjusted for accretion of discounts and amortization of premiums, is earned from settlement date and is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date. Each Fund's investment income and realized and unrealized gains and losses are allocated among its classes based upon the relative net assets of each class of shares.

Dividends and Distributions to Shareholders: It was the policy of each Fund to declare and pay dividends from net investment income each calendar quarter. However, effective July 1, 1997, certain Funds assumed a monthly distribution cycle. The distribution cycles of the Funds are as follows:

QUARTERLY DISTRIBUTION CYCLE                        MONTHLY DISTRIBUTION CYCLE
---------------------------                         --------------------------
Nations Balanced Assets Fund                        Nations Equity Income Fund
Nations Equity Index Fund                           Nations Value Fund
Nations Emerging Growth Fund                        Nations Capital Growth Fund
                                                    Nations Disciplined Equity Fund
                                                    Nations Small Company Growth Fund

Each Fund will distribute net realized capital gains (including net short-term capital gains), annually after the fiscal year in which the income is earned, unless offset by any available capital loss carryforward. Additional distributions of net investment income and capital gains may be made at the discretion of the Board of Trustees or the Board of Directors in order to avoid application of the 4% non-deductible Federal excise tax. Income distributions and capital gain distributions on a Fund level determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund as a whole.

Federal Income Tax: Each Fund intends to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and by distributing substantially all of its earnings to its shareholders. Therefore, no Federal income or excise tax provision is applicable.

Expenses: General expenses of the Trust or the Company are allocated to the relevant Funds based upon relative net assets. Operating expenses directly attributable to a Fund or class of shares are charged to such Fund's or class' operations. Expenses of each Fund not directly attributable to the operations of any class of shares are prorated among the classes based on the relative net assets of each class of shares.

NATIONS FUNDS

--------------------------------------------------------------------------------
   NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

2. INVESTMENT ADVISORY FEE, SUB-ADVISORY FEE, ADMINISTRATION FEE AND RELATED PARTY TRANSACTIONS.

Each of the Trust and the Company has, on behalf of its Funds, entered into an investment advisory agreement (the "Investment Advisory Agreements") with NBAI pursuant to which NBAI provides investment advisory services to the Funds. Under the terms of the Investment Advisory Agreements, NBAI is entitled to receive an advisory fee calculated daily and payable monthly based on the following annual rates multiplied by the average daily net assets of each Fund:

                                                                                         ANNUAL RATE
                                                                                         -----------
    Nations Small Company Growth Fund................................................       1.00%
    Nations Balanced Assets Fund, Nations Value Fund, Nations Capital Growth Fund,
      Nations Disciplined Equity Fund and Nations Emerging Growth Fund...............       0.75%
    Nations Equity Index Fund........................................................       0.50%

                                                                                 FEES ON
                                                                 FEES ON      ASSETS BETWEEN       FEES ON
                                                               ASSETS UP TO      $100 AND      ASSETS EXCEEDING
                                                               $100 MILLION    $250 MILLION      $250 MILLION
                                                               ------------------------------------------------
    Nations Equity Income Fund...............................      0.75%           0.70%             0.60%

Each of the Trust and the Company has, on behalf of the Funds, entered into a sub-advisory agreement (the "Sub-Advisory Agreements") with NBAI and TradeStreet Investment Associates, Inc. ("TradeStreet"), a wholly-owned subsidiary of NationsBank. Under the terms of the Sub-Advisory Agreements, TradeStreet is entitled to receive a sub-advisory fee from NBAI for each Fund at the following annual rates of each Fund's average daily net assets:

                                                                                         ANNUAL RATE
                                                                                         -----------
    Nations Balanced Assets Fund.....................................................       0.25%
    Nations Equity Income Fund.......................................................       0.20%
    Nations Value Fund...............................................................       0.25%
    Nations Equity Index Fund........................................................       0.10%
    Nations Capital Growth Fund......................................................       0.25%
    Nations Disciplined Equity Fund..................................................       0.25%
    Nations Emerging Growth Fund.....................................................       0.25%
    Nations Small Company Growth Fund................................................       0.25%

Stephens Inc. ("Stephens") serves as the administrator of the Trust and the Company pursuant to separate administration agreements (the "Administration Agreements"). First Data Investor Services Group, Inc. ("First Data"), a wholly-owned subsidiary of First Data Corporation, serves as the co-administrator of the Trust and the Company pursuant to co-administration agreements (the "Co-Administration Agreements"). Pursuant to the Administration and Co-Administration Agreements, Stephens and First Data are entitled to receive a combined fee, computed daily and paid monthly, at the annual rate of 0.10% of the Trust's and the Company's Funds. NationsBank serves as the sub-administrator of the Trust and the Company pursuant to a sub-administration agreement (the "Sub-Administration Agreement") with Stephens. For the six months ended September 30, 1997, Stephens earned $1,468,348 from the Funds for its administration services, of which $191,574 was paid to NationsBank for its services as sub-administrator.

The investment adviser, sub-adviser and administrator may, from time to time, voluntarily reduce their fees payable by each Fund. For the six months ended September 30, 1997, the investment adviser voluntarily waived fees as follows:

                                                                                         FEES WAIVED
                                                                                         BY ADVISER
                                                                                         -----------
    Nations Equity Income Fund.........................................................  $     2,391
    Nations Equity Index Fund..........................................................    1,064,567
    Nations Small Company Growth Fund..................................................      162,700

NationsBank of Texas, N.A.("NationsBank of Texas" and, collectively with The Bank of New York ("BONY"), called "Custodians") acts as Custodian of the Trust's and the Company's assets and, for the six months ended September 30,

NATIONS FUNDS

--------------------------------------------------------------------------------
   NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

1997, earned $26,389 for providing such services. BONY has entered into an agreement with each of the Funds and NationsBank of Texas, whereby BONY will serve as sub-custodian for the Funds. The Trust and the Company accrue a credit on daily cash balances held at BONY. The earnings credit is applied to the monthly custody fee. For the six months ended September 30, 1997, the earnings credit was $11,788.

First Data also serves as the transfer agent for the Funds' shares. NationsBank of Texas also acts as the sub-transfer agent for the Primary Shares of the Funds and, for the six months ended September 30, 1997, earned approximately $20,684 for providing such services.

Stephens also serves as distributor of the Funds' shares. For the six months ended September 30, 1997, the Funds were informed that the distributor received $286,561 in contingent deferred sales charges from shares which were subject to such charges. A substantial portion of these fees are paid to affiliates of NationsBank and NBAI.

No officer, director or employee of NationsBank, NBAI, TradeStreet, Stephens, First Data or any affiliate thereof, receives any compensation from the Trust or the Company for serving as a trustee, director or officer of the Trust or the Company. The Trust and the Company pay each unaffiliated Trustee or Director an annual fee of $1,000 ($3,000 for the Chairman of the Board), plus $500 per Fund and an additional $1,000 for each in-person board meeting, and $500 for each telephonic board meeting attended. The Trust and the Company also reimburse expenses incurred by each unaffiliated Trustee or Director in attending such meetings.

The Trust's and the Company's eligible Trustees or Directors, respectively, may participate in non-qualified deferred compensation and retirement plans which may be terminated at any time. All benefits provided under these plans are unfunded and any payments to plan participants are paid solely out of the Funds' assets. Income earned on each plan participant's deferral account is tied to the rate of return of the eligible mutual funds selected by the participants or, if no funds are selected, to the rate of return of Nations Treasury Fund, a fund of the Company. The expense for the deferred compensation plan is included in "Trustees'/Directors' Fees and Expenses" in the Statements of Operations.

3.  SHAREHOLDER SERVICING AND DISTRIBUTION PLANS.

The Trust and the Company each have a adopted shareholder administration plan ("Administration Plan") for Primary B Shares of each Fund; shareholder servicing and distribution plans pursuant to Rule 12b-1 under the 1940 Act for Investor A Shares of each Fund ("Investor A Plan"); a shareholder servicing plan ("Servicing Plan") for Investor B Shares and Investor C Shares of each Fund (except Nations Equity Index Fund); and a distribution plan ("Distribution Plan") pursuant to Rule 12b-1 for Investor B Shares and Investor C Shares of each Fund (except Nations Equity Index Fund) (collectively, the "Plans"). The Administration Plan permits the Funds to compensate institutions for shareholder administration services provided to their customers that own Primary B Shares. The Investor A Plan permits the Funds to compensate (i) servicing agents and selling agents that have entered into a servicing agreement with the Funds for services provided to their customers that own Investor A Shares and (ii) Stephens for distribution-related expenses incurred in connection with Investor A Shares. The Servicing Plan permits the Funds to compensate servicing agents for services provided to their customers that own Investor B Shares and Investor C Shares, respectively. The Distribution Plan permits the Funds to compensate or reimburse Stephens for any activities or expenses primarily intended to result in the sale of the Funds' Investor B Shares or Investor C Shares, respectively. Payments under the Plans are accrued daily and paid monthly at a rate set, from time to time, by the Funds. Fees incurred pursuant to the Plans are charged as expenses of each Fund directly to the Primary B Shares, Investor A Shares, Investor B Shares and Investor C Shares, respectively.

NATIONS FUNDS

--------------------------------------------------------------------------------
   NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

For the six months ended September 30, 1997, the effective rates incurred by the Funds, as a percentage of average daily net assets, pursuant to the Plans were as follows:

                                             PRIMARY B                    INVESTOR B    INVESTOR B    INVESTOR C    INVESTOR C
                                           ADMINISTRATION   INVESTOR A   DISTRIBUTION   SERVICING    DISTRIBUTION   SERVICING
                  FUND                          PLAN           PLAN         PLAN*          PLAN         PLAN*          PLAN
------------------------------------------------------------------------------------------------------------------------------
Nations Balanced Assets Fund.............       0.50%          0.25%         0.58%         0.25%         0.42%         0.25%
Nations Equity Income Fund...............       0.50           0.25          0.58          0.25          0.42          0.25
Nations Value Fund.......................       0.50           0.25          0.52          0.25          0.43          0.25
Nations Equity Index Fund................       0.50           0.25           N/A           N/A           N/A           N/A
Nations Capital Growth Fund..............       0.50           0.25          0.75          0.25          0.41          0.25
Nations Disciplined Equity Fund..........       0.50           0.25          0.75          0.25          0.41          0.25
Nations Emerging Growth Fund.............       0.50           0.25          0.75          0.25          0.42          0.25
Nations Small Company Growth Fund........         --           0.25          0.50          0.25          0.41          0.25

* The Investor B Distribution Plan and Investor C Distribution Plan rates changed effective August 1, 1997.

A substantial portion of the fees paid pursuant to the Plans described above are paid to affiliates of NationsBank and NBAI.

4.  PURCHASES AND SALES OF SECURITIES.

The aggregate cost of purchases and proceeds from sales of securities, excluding U.S. government securities and short-term investments, for the six months ended September 30, 1997, were as follows:

                                                                          PURCHASES          SALES
                                                                         -----------------------------
    Nations Balanced Assets Fund......................................   $232,137,280     $259,211,325
    Nations Equity Income Fund........................................    139,072,483      178,874,386
    Nations Value Fund................................................    515,496,073      642,456,576
    Nations Equity Index Fund.........................................     66,248,570       55,344,520
    Nations Capital Growth Fund.......................................    258,395,065      425,786,299
    Nations Disciplined Equity Fund...................................     31,260,184       60,013,551
    Nations Emerging Growth Fund......................................    138,563,579      164,671,358
    Nations Small Company Growth Fund.................................     15,818,807       25,343,315

The aggregate cost of purchases and proceeds from sales of long-term U.S. government securities, for the six months ended September 30, 1997, were as follows:

                                                                         PURCHASES          SALES
                                                                        -----------------------------
    Nations Balanced Assets Fund......................................  $ 82,184,507     $ 62,310,245
    Nations Equity Income Fund........................................     4,237,031       20,436,563

At September 30, 1997, aggregate gross unrealized appreciation and unrealized depreciation for tax purposes were as follows:

                                                                         TAX BASIS        TAX BASIS
                                                                         UNREALIZED       UNREALIZED
                                                                        APPRECIATION     DEPRECIATION
                                                                        -----------------------------
    Nations Balanced Assets Fund......................................  $ 10,834,946     $  2,148,214
    Nations Equity Income Fund........................................   101,565,238        2,271,203
    Nations Value Fund................................................   553,372,687        6,334,696
    Nations Equity Index Fund.........................................   254,652,011        2,283,601
    Nations Capital Growth Fund.......................................   160,908,685        1,856,056
    Nations Disciplined Equity Fund...................................    57,985,294        1,112,753
    Nations Emerging Growth Fund......................................   117,118,704        1,677,789
    Nations Small Company Growth Fund.................................    41,979,423        2,267,441

NATIONS FUNDS

--------------------------------------------------------------------------------
   NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

5.  SHARES OF BENEFICIAL INTEREST/CAPITAL STOCK.

As of September 30, 1997, an unlimited number of shares of beneficial interest without par value were authorized for the Trust and 420,000,000,000 shares of $.001 par value capital stock were authorized for the Company. The Trust's Declaration of Trust authorizes the Board of Trustees to classify or reclassify any authorized, but unissued shares into one or more additional classes or series of shares. See Schedule of Capital Stock Activity.

6.  ORGANIZATION COSTS.

The Funds bear all costs in connection with their organization, including the fees and expenses of registering and qualifying their shares for distribution under Federal and state securities regulations. All such costs are being amortized on a straight-line basis over a period of five years from commencement of operations. In the event that any of the shares issued by the Funds to their sponsor prior to the commencement of the Funds' public offering ("initial shares") are redeemed during such amortization by any holder thereof, the Funds will be reimbursed by the holder for any unamortized organization costs in the same proportion as the number of initial shares redeemed bears to the number of initial shares outstanding at the time of redemption. All such costs for Nations Equity Income Fund, Nations Value Fund, Nations Disciplined Equity Fund and Nations Small Company Growth Fund have been fully amortized.

7.  LINE OF CREDIT.

The Trust and the Company participate in an uncommitted line of credit provided by BONY under a line of credit agreement dated February 28, 1997 (the "Agreement"). Advances under the Agreement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Under the Agreement, each Fund may borrow up to the lesser of $25 million or 25% of its net assets. Interest on borrowings is payable at the Federal Funds Rate plus 0.50% on an annualized basis. The Agreement requires, among other things, that each participating Fund maintain a ratio of no less than 4 to 1 net assets (not including funds borrowed pursuant to the Agreement) to aggregate amount of indebtedness pursuant to the Agreement.

Borrowings for the six months ended September 30, 1997 by the Funds under the Agreement are disclosed below:

                                                                                AVERAGE
                                         MAXIMUM       AVERAGE                  DEBT      INTEREST RATE
                                          AMOUNT       AMOUNT       AVERAGE      PER      -------------     INTEREST
                 FUND                   OUTSTANDING  OUTSTANDING     SHARES     SHARE     LOW      HIGH     EXPENSE
--------------------------------------------------------------------------------------------------------------------
Nations Equity Index Fund.............  $7,100,000    $ 232,787    37,360,712   $0.01     5.96%    7.37%    $7,406
Nations Capital Growth Fund...........   2,100,000       53,552    50,577,031    0.00(a)  6.02     6.14      1,643
Nations Disciplined Equity Fund.......   5,276,000       76,792     8,346,628    0.01     5.96     6.31      2,358

(a) Amount represents less than $0.01 per share.

The average amount outstanding was calculated by adding the borrowings at the end of each day and dividing the sum by the number of days in the six months ended September 30, 1997.

8.  LENDING OF PORTFOLIO SECURITIES.

Under an agreement with BONY, dated July 23, 1997, the Funds have the ability to lend their securities to approved brokers, dealers and other financial institutions. Loans of portfolio securities are collateralized by cash, in an amount at least equal to 102% of the market value of the securities on loan. Generally, in the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There would be a potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral.

NATIONS FUNDS

--------------------------------------------------------------------------------
   NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

At September 30, 1997, the following Funds had securities on loan:

                                    FUND                                      MARKET VALUE   % OF NET ASSETS
------------------------------------------------------------------------------------------------------------
Nations Balanced Assets Fund................................................  $  9,902,770         4.16%
Nations Equity Income Fund..................................................    10,501,968         1.86
Nations Value Fund..........................................................    54,764,241         2.79
Nations Equity Index Fund...................................................     1,943,062         0.26
Nations Capital Growth Fund.................................................     9,208,589         1.52
Nations Emerging Growth Fund................................................    16,791,921         4.30
Nations Small Company Growth Fund...........................................     9,657,353         6.28

9.  REORGANIZATIONS.

On May 16, 1997 and May 23, 1997, certain Nations Funds, as listed below (each an "Acquiring Fund"), acquired the assets and certain liabilities of The Pilot Funds, also listed below (each an "Acquired Fund"), in a tax-free exchange for shares of the Acquiring Fund, pursuant to a plan of reorganization approved by the Acquired Fund's shareholders. Total shares issued by the Acquiring Fund, the value of the shares issued by the Acquiring Fund, the total net assets of the Acquired Fund and the Acquiring Fund, the total net assets of each Acquiring Fund after the acquisition and any unrealized appreciation included in the Acquired Fund's total net assets at the acquisition date are as follows:

                                                               VALUE OF                                            TOTAL NET
                                                SHARES          SHARES        TOTAL NET        TOTAL NET           ASSETS OF
                                              ISSUED BY       ISSUED BY       ASSETS OF        ASSETS OF           ACQUIRING
  ACQUIRING     ACQUIRED      ACQUISITION     ACQUIRING       ACQUIRING        ACQUIRED        ACQUIRING           FUND AFTER
    FUND          FUND           DATE            FUND            FUND            FUND             FUND            ACQUISITION
-----------------------------------------------------------------------------------------------------------------------------
Nations
  Equity      Pilot Equity
  Income Fund Income Fund       05/16/97      11,736,295     $141,496,141    $141,496,141    $  380,383,623    $  521,879,764

              Pilot Growth
Nations       and Income
  Value Fund  Fund              05/16/97      18,589,827      340,919,486     340,919,486     1,483,907,876     1,824,827,362

Nations
  Disciplined Pilot Growth
  Equity Fund Fund              05/16/97       2,089,688       37,750,653      37,750,653       134,469,491       172,220,144

Nations Small Pilot Small
  Company     Capitalization
  Growth Fund Equity Fund       05/23/97       9,591,190      115,782,852     115,782,852                --       115,782,852


                 ACQUIRED
                   FUND
  ACQUIRING     UNREALIZED
    FUND       APPRECIATION
-----------------------------------------------------------------------------------------------------------------------------

Nations
  Equity
  Income Fund  $21,628,696

Nations
  Value Fund    70,611,659

Nations
  Disciplined
  Equity Fund    6,637,133

Nations Small
  Company
  Growth Fund   16,953,786


                          [GRAPHIC DEPICTING BASKETS]

                                                           --------------------
[NATIONS FUND LOGO                                               BULK RATE
                                                               U.S. POSTAGE
                                                                   PAID
P.O. Box 32602                                                 N READING, MA
Charlotte NC 28234-4602                                          PERMIT NO.
Toll Free 1-800-982-2271                                            105
                                                           --------------------





SAR1 97495 9/97